Schedule of Investments (unaudited) September 30, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
AIMCO CLO, Series 2017-AA, Class CR, (3 mo. LIBOR US + 2.10%), 2.23%, 04/20/34(a)(b)	USD	1,000	$1,001,538
Allegro CLO II-S Ltd., Series 2014-1RA, Class C, (3 mo. LIBOR US + 3.00%), 3.13%, 10/21/28(a)(b)		1,000	997,762
Anchorage Capital CLO Ltd.(a)(b)
Series 2014-3RA, Class E, (3 mo. LIBOR US + 5.50%), 5.63%, 01/28/31		850	823,391
Series 2014-4RA, Class D, (3 mo. LIBOR US + 2.60%), 2.73%, 01/28/31		250	246,750
Series 2015-7A, Class D1R2, (3 mo. LIBOR US + 3.50%), 3.63%, 01/28/31		1,000	1,000,467
Series 2016-8A, Class ER, (3 mo. LIBOR US + 5.75%), 5.88%, 07/28/28		1,000	995,104
Argent Securities Trust, Series 2006-W5, Class A1A, (1 mo. LIBOR US + 0.30%), 0.39%, 06/25/36(a)		4,824	3,842,541
Assurant CLO Ltd., Series 2019-5A, Class E, (3 mo. LIBOR US + 7.34%), 7.46%, 01/15/33(a)(b)		250	250,247
Bain Capital Credit CLO Ltd., Series 2020-2A, Class DR, (3 mo. LIBOR US + 3.30%), 3.43%, 07/19/34(a)(b)		300	300,262
Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class CR, (3 mo. LIBOR US + 2.05%), 2.19%, 07/15/34(a)(b)		250	250,008
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class E, (3 mo. LIBOR US + 7.70%), 7.83%, 10/20/32(a)(b)		250	251,075
CarVal CLO II Ltd., Series 2019-1A, Class CR, (3 mo. LIBOR US + 2.00%), 2.13%, 04/20/32(a)(b)		250	248,863
CarVal CLO III Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.44%), 6.57%, 07/20/32(a)(b)		500	493,778
CarVal CLO Ltd., Series 2018-1A, Class E, (3 mo. LIBOR US + 5.77%), 5.90%, 07/16/31(a)(b)		500	486,445
Citigroup Mortgage Loan Trust, Series 2006-FX1, Class A7, 5.78%, 10/25/36(c)		384	327,324
Clear Creek CLO, Series 2015-1A, Class DR, (3 mo. LIBOR US + 2.95%), 3.08%, 10/20/30(a)(b)		250	249,311
Countrywide Asset-Backed Certificates, Series 2006-26, Class 1A, (1 mo. LIBOR US + 0.14%), 0.23%, 06/25/37(a)		650	618,304
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B, 2.50%, 01/25/30(b)		293	294,059
Dryden 64 CLO Ltd., Series 2018-64A, Class D, (3 mo. LIBOR US + 2.65%), 2.78%, 04/18/31(a)(b)		250	245,550
Elmwood CLO III Ltd., Series 2019-3A, Class E, (3 mo. LIBOR US + 7.00%), 7.13%, 10/15/32(a)(b)		950	950,000
Elmwood CLO V Ltd., Series 2020-2A, Class CR, (3 mo. LIBOR US + 2.00%), 2.12%, 10/20/34(a)(b)		436	434,255
Litigation Fee Residual Funding, 4.00%, 10/30/27(d)		189	188,577
Madison Park Funding X Ltd., Series 2012-10A, Class ER2, (3 mo. LIBOR US + 6.40%), 6.53%, 01/20/29(a)(b)		500	497,647
Neuberger Berman CLO Ltd., Series 2015-20A, (3 mo. LIBOR US + 6.50%), 6.64%, 07/15/34(a)(b)		790	789,961
Oaktree CLO Ltd., Series 2015-1A, Class DR, (3 mo. LIBOR US + 5.20%), 5.33%, 10/20/27(a)(b)		500	487,980
Octagon Investment Partners 31 LLC, Series 2017-1A, Class E, (3 mo. LIBOR US + 6.30%), 6.43%, 07/20/30(a)(b)		500	494,410

Security		Par (000)	Value

Asset-Backed Securities (continued)
OZLM VIII Ltd., Series 2014-8A, Class CRR, (3 mo. LIBOR US + 3.15%), 3.28%, 10/17/29(a)(b)	USD	250	$248,755
OZLM XXI Ltd., Series 2017-21A, Class D, (3 mo. LIBOR US + 5.54%), 5.67%, 01/20/31(a)(b)		250	233,863
Palmer Square Loan Funding Ltd., Series 2018-5A, Class B, (3 mo. LIBOR US + 1.90%), 2.03%, 01/20/27(a)(b)		1,000	1,000,104
Rockford Tower CLO Ltd., Series 2017-2A, Class DR, (3 mo. LIBOR US + 2.85%), 2.98%, 10/15/29(a)(b)		500	500,001
Sterling Coofs Trust(d)
Series 2004-1, Class A, 2.36%, 04/15/29		1,024	10,239
Series 2004-2, Class Note, 2.08%, 03/30/30(b)		1,512	15,120
TICP CLO VII Ltd., Series 2017-7A, Class ER, (3 mo. LIBOR US + 7.05%), 7.17%, 04/15/33(a)(b)		250	250,728
Unique Pub Finance Co. PLC, Series N, 6.46%, 03/30/32(e)	GBP	50	80,828
Voya CLO Ltd.(a)(b)
Series 2014-3A, Class CR, (3 mo. LIBOR US + 2.65%), 2.78%, 07/25/26	USD	250	249,984
Series 2019-3A, Class C, (3 mo. LIBOR US + 2.60%), 2.73%, 10/17/32		1,000	1,000,427
York CLO Ltd., Series 2016-2A, Class ER, (3 mo. LIBOR US + 6.75%), 6.88%, 04/20/32(a)(b)		1,000	1,001,893
York Clo-3 Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.60%), 3.73%, 10/20/29(a)(b)		250	250,099

Total Asset-Backed Securities — 3.6% (Cost: $20,991,765)			21,607,650

		Shares

Common Stocks

Construction & Engineering — 0.0%
McDermott International Ltd.(f)		47,837	23,918

Diversified Financial Services — 0.0%
Kcad Holdings I Ltd.(d)		546,753,936	5,468

Diversified Telecommunication Services — 0.0%
Liberty Global PLC, Class A(f)		193	5,751

Energy Equipment & Services — 0.0%
Pioneer Energy Services Corp		273	4,248

Household Durables — 0.0%
Berkline Benchcraft Equity LLC(d)		3,155	—

Media — 0.0%
Clear Channel Outdoor Holdings, Inc.(f)		38,911	105,449

Metals & Mining — 0.0%
Ameriforge Group, Inc		801	1,202
Preferred Proppants LLC(d)		5,738	373

			1,575

Oil, Gas & Consumable Fuels — 0.1%
California Resources Corp.(f)		700	28,700
Extraction Oil & Gas, Inc., (Acquired 03/04/21, Cost: $54,877)(g)		4,410	248,945
SM Energy Co.		4,961	130,871

			408,516

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Shares	Value

Software — 0.0%
Avaya Holdings Corp.(f)		19	$376

Specialty Retail — 0.0%
NMG Parent LLC		1,330	171,792

Total Common Stocks — 0.1% (Cost: $7,793,855)			727,093

		Par (000)

Corporate Bonds

Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc., 5.40%, 10/01/48(h)	USD	200	269,243

Aerospace & Defense — 2.1%
Amsted Industries, Inc., 5.63%, 07/01/27(b)		156	162,789
Bombardier, Inc.(b) 7.50%, 12/01/24		199	206,960
7.50%, 03/15/25		33	33,700
7.13%, 06/15/26		640	672,000
7.88%, 04/15/27(h)		369	382,552
6.00%, 02/15/28		351	354,949
7.45%, 05/01/34		100	116,875
F-Brasile SpA/F-Brasile US LLC, Series XR, 7.38%, 08/15/26(b)		423	435,690
Howmet Aerospace, Inc., 5.13%, 10/01/24		5	5,514
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(b)(h)		378	391,702
Rolls-Royce PLC, 5.75%, 10/15/27(b)		618	682,890
Spirit AeroSystems, Inc., 5.50%, 01/15/25(b)		181	191,407
TransDigm, Inc. 8.00%, 12/15/25(b)(h)		815	868,994
6.25%, 03/15/26(b)(h)		6,032	6,288,360
6.38%, 06/15/26		89	91,818
7.50%, 03/15/27		105	109,988
4.63%, 01/15/29		272	271,525
4.88%, 05/01/29		300	300,558
Triumph Group, Inc., 8.88%, 06/01/24(b)(h)		714	785,400

			12,353,671

Airlines — 1.7%
Air Canada, 3.88%, 08/15/26(b)		419	422,792
Air France-KLM, 3.88%, 07/01/26(e)	EUR	100	114,985
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 07/15/24(h)	USD	704	719,962
American Airlines, Inc., 11.75%, 07/15/25(b)(h)		414	512,325
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)(h)
5.50%, 04/20/26		827	870,025
5.75%, 04/20/29		950	1,023,563
Avianca Holdings SA, Series IAI, (9.00% PIK), 9.00%, 03/31/22(b)(i)		147	146,152
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(b)(h)		138	153,870
Deutsche Lufthansa AG, 3.50%, 07/14/29(e)	EUR	100	119,607
Finnair OYJ, 4.25%, 05/19/25(e)		100	119,744
Gol Finance SA(b) 7.00%, 01/31/25	USD	200	189,475
8.00%, 06/30/26		200	201,000

Security		Par (000)	Value

Airlines (continued)
Hawaiian Brand Intellectual Property
Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(b)	USD	249	$260,516
International Consolidated Airlines Group SA, 2.75%, 03/25/25(e)	EUR	100	116,849
Latam Finance Ltd., 6.88%, 04/11/24(b)(f)(j)	USD	203	182,992
Mileage Plus Holdings LLC/Mileage Plus Intellectual
Property Assets Ltd., 6.50%, 06/20/27(b)(h)		673	731,834
United Airlines Pass-Through Trust(h)
Series 2015-1, Class A, 3.70%, 06/01/24		2,430	2,493,880
Series 2020-1, Class A, 5.88%, 10/15/27		839	939,285
Series 2020-1, Class B, 4.88%, 07/15/27		47	49,466
United Airlines, Inc.(b) 4.38%, 04/15/26		459	471,049
4.63%, 04/15/29		416	429,915

			10,269,286

Auto Components — 1.1%
Aptiv PLC, 4.40%, 10/01/46(h)		240	285,290
Clarios Global LP, 6.75%, 05/15/25(b)		486	512,730
Clarios Global LP/Clarios US Finance Co. 4.38%, 05/15/26(e)	EUR	100	119,746
6.25%, 05/15/26(b)(h)	USD	1,373	1,442,542
8.50%, 05/15/27(b)(h)		2,340	2,489,175
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(b)		334	349,670
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/29(b)(k)		111	111,000
Faurecia SE, 3.75%, 06/15/28(e)	EUR	100	120,469
Goodyear Tire & Rubber Co. 5.00%, 07/15/29(b)	USD	131	139,024
5.25%, 07/15/31(b)		320	340,800
5.63%, 04/30/33		320	348,800
ZF Finance GmbH(e) 3.00%, 09/21/25	EUR	100	121,916
2.00%, 05/06/27		100	116,414

			6,497,576

Automobiles — 1.4%
Allison Transmission, Inc.(b) 5.88%, 06/01/29(h)	USD	396	430,868
3.75%, 01/30/31		287	279,108
Asbury Automotive Group, Inc. 4.50%, 03/01/28		129	132,386
4.75%, 03/01/30		124	129,425
Carvana Co.(b) 5.50%, 04/15/27		290	296,003
4.88%, 09/01/29		224	221,826
Constellation Automotive Financing PLC, 4.88%, 07/15/27(e)	GBP	100	133,676
Ford Motor Co. 0.00%, 03/15/26(b)(l)(m)	USD	221	238,266
4.35%, 12/08/26		11	11,715
5.29%, 12/08/46		48	53,460
Ford Motor Credit Co. LLC 2.98%, 08/03/22(h)		449	453,899
3.35%, 11/01/22(h)		215	218,786
3.81%, 01/09/24(h)		629	649,442
4.69%, 06/09/25		200	214,000
5.13%, 06/16/25(h)		490	532,262
4.13%, 08/04/25(h)		411	434,633
3.38%, 11/13/25(h)		200	205,500
4.39%, 01/08/26(h)		400	426,500

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Automobiles (continued)
Ford Motor Credit Co. LLC (continued)
2.70%, 08/10/26	USD	295	$295,590
3.82%, 11/02/27		200	207,500
2.90%, 02/16/28(h)		295	294,631
5.11%, 05/03/29(h)		526	587,805
4.00%, 11/13/30		200	208,000
Group 1 Automotive, Inc., 4.00%, 08/15/28(b)		45	45,788
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/28(e)	EUR	100	114,185
Ken Garff Automotive LLC, 4.88%, 09/15/28(b)	USD	122	125,355
LCM Investments Holdings II LLC, 4.88%, 05/01/29(b)		292	299,612
Lithia Motors, Inc., 3.88%, 06/01/29(b)		131	135,973
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		104	100,512
Penske Automotive Group, Inc. 3.50%, 09/01/25		214	220,153
3.75%, 06/15/29		69	69,388
Renault SA, 2.38%, 05/25/26(e)	EUR	100	116,993
TML Holdings Pte Ltd., 4.35%, 06/09/26(e)	USD	200	201,250
Wabash National Corp.(b) 5.50%, 10/01/25		241	244,350
4.50%, 10/15/28(k)		220	219,725

			8,548,565

Banks — 1.3%
American Finance Trust, Inc./American Finance Operating Partner LP, 4.50%, 09/30/28(b)(k)		65	65,000
Banca Monte dei Paschi di Siena SpA, 2.63%, 04/28/25(e)	EUR	100	118,438
Banco BPM SpA, (5 year EUR Swap + 3.17%), 2.88%, 06/29/31(a)(e)		100	116,039
Banco de Sabadell SA, (5 year EUR Swap + 2.20%), 2.00%, 01/17/30(a)(e)		100	115,256
Banco Espirito Santo SA(f)(j) 4.75%, 01/15/22(a)		100	16,796
4.00%, 01/21/22		100	16,796
Banco Industrial SA, (5 year CMT + 4.44%), 4.88%, 01/29/31(a)(b)	USD	150	151,922
Bangkok Bank PCL
(5 year CMT + 1.90%), 3.73%, 09/25/34(a)(e)		231	234,864
(5 year CMT + 4.73%), 5.00%(n)		201	209,015
Banistmo SA, 3.65%, 09/19/22(e)		200	202,010
Bank of Communications Co. Ltd., (5 year CMT + 3.35%), 3.80%(a)(e)(n)		200	207,050
Bank Tabungan Negara Persero Tbk PT, 4.20%, 01/23/25(e)		200	203,772
Chong Hing Bank Ltd., (5 year CMT + 3.86%), 5.70%(a)(e)(n)		250	257,859
Emirates NBD Bank PJSC, (6 year USD Swap + 3.66%), 6.13%(a)(e)(n)		250	263,675
Grupo Aval Ltd., 4.38%, 02/04/30(b)		200	196,725
Intesa Sanpaolo SpA 5.02%, 06/26/24(b)(h)		2,442	2,636,466
(5 year EUR Swap + 5.75%), 5.88%, 03/04/29(a)(e)	EUR	100	129,582
Itau Unibanco Holding SA/Cayman Island, 5.13%, 05/13/23(b)	USD	200	209,325
Krung Thai Bank PCL/Cayman Islands, (5 year CMT + 3.53%), 4.40%(a)(e)(n)		202	201,495

Security		Par (000)	Value

Banks (continued)
NBK Tier 1 Financing Ltd., (6 year USD Swap + 2.88%), 3.63%(a)(b)(n)	USD	279	$279,174
Standard Chartered PLC, (3 mo. LIBOR US + 1.08%), 3.89%, 03/15/24(a)(b)(h)		1,500	1,566,427
Wells Fargo & Co., (5 year CMT + 3.45%), 3.90%(a)(n)		365	376,406

			7,774,092

Beverages — 1.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46(h)		800	983,372
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(b)(h)(i)		1,091	1,159,024
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(b)(h)		1,098	1,110,352
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(b) 4.13%, 08/15/26		276	286,488
4.75%, 07/15/27	GBP	100	137,772
5.25%, 08/15/27(h)	USD	652	663,739
Ball Corp., 3.13%, 09/15/31		414	408,857
Canpack SA/Eastern PA Land Investment Holding LLC, 3.13%, 11/01/25(b)		211	214,627
Central American Bottling Corp.
5.75%, 01/31/27(b)		176	180,598
5.75%, 01/31/27(e)		105	107,743
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26		34	41,990
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(b)(h)		794	800,948
OI European Group BV, 2.88%, 02/15/25(e)	EUR	100	117,375
Silgan Holdings, Inc., 4.13%, 02/01/28	USD	58	59,595
Triton Water Holdings, Inc., 6.25%, 04/01/29(b)		173	175,811
Trivium Packaging Finance BV(b)(h) 5.50%, 08/15/26		1,004	1,051,499
8.50%, 08/15/27		1,367	1,467,816

			8,967,606

Biotechnology(b) — 0.0%
Emergent BioSolutions, Inc., 3.88%, 08/15/28		76	73,910
HCRX Investments Holdco LP, 4.50%, 08/01/29		131	131,655

			205,565

Building Materials — 0.7%
APi Group DE, Inc., 4.13%, 07/15/29(b)		132	129,340
Cemex SAB de CV, 5.45%, 11/19/29(e)		200	216,000
Cornerstone Building Brands, Inc., 6.13%, 01/15/29(b)		330	350,782
CP Atlas Buyer, Inc., 7.00%, 12/01/28(b)		323	323,807
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25(b)		315	337,050
Griffon Corp., 5.75%, 03/01/28		66	69,300
James Hardie International Finance DAC, 5.00%, 01/15/28(b)		200	210,000
Jeld-Wen, Inc.(b) 6.25%, 05/15/25		146	154,030
4.63%, 12/15/25		55	55,843
4.88%, 12/15/27		17	17,715
Masonite International Corp.(b) 3.50%, 02/15/30		214	212,395
Class C, 5.38%, 02/01/28		101	106,353

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Building Materials (continued)
New Enterprise Stone & Lime Co., Inc.(b) 6.25%, 03/15/26	USD	74	$76,516
9.75%, 07/15/28(k)		38	41,325
Patrick Industries, Inc., 4.75%, 05/01/29(b)		64	65,280
SRM Escrow Issuer LLC, 6.00%, 11/01/28(b)(h)		485	513,494
Standard Industries, Inc. 2.25%, 11/21/26(e)	EUR	100	114,232
5.00%, 02/15/27(b)(h)	USD	174	179,437
4.75%, 01/15/28(b)(h)		46	47,725
4.38%, 07/15/30(b)(h)		412	420,240
3.38%, 01/15/31(b)(h)		284	270,283
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(b)		235	246,750
Victors Merger Corp., 6.38%, 05/15/29(b)		159	152,243

			4,310,140

Building Products(b) — 0.6%
Advanced Drainage Systems, Inc., 5.00%, 09/30/27		262	273,528
BCPE Ulysses Intermediate, Inc., (7.75% Cash or 8.50% PIK), 7.75%, 04/01/27(i)		88	87,340
Beacon Roofing Supply, Inc., 4.13%, 05/15/29		100	99,375
Foundation Building Materials, Inc., 6.00%, 03/01/29		193	189,140
GYP Holdings III Corp., 4.63%, 05/01/29		237	239,666
LBM Acquisition LLC, 6.25%, 01/15/29		482	481,759
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(k)		113	113,000
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26		292	306,600
SRS Distribution, Inc. 4.63%, 07/01/28		434	442,767
6.13%, 07/01/29		345	355,350
White Cap Buyer LLC, 6.88%, 10/15/28(h)		723	762,765
White Cap Parent LLC, (8.25% PIK), 8.25%, 03/15/26(i)		210	216,825

			3,568,115

Capital Markets — 1.0%
Charles Schwab Corp., Series H, (10 year CMT + 3.08%), 4.00%(a)(h)(n)		2,835	2,924,302
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)		214	223,898
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.25%, 05/15/26		366	382,470
5.25%, 05/15/27(h)		750	778,125
4.38%, 02/01/29		201	200,749
Intercorp Peru Ltd., 3.88%, 08/15/29(b)(h)		225	219,094
NFP Corp.(b) 4.88%, 08/15/28		433	440,361
6.88%, 08/15/28(h)		484	494,188
RP Escrow Issuer LLC, 5.25%, 12/15/25(b)		156	160,485

			5,823,672

Chemicals — 1.4%
Ashland LLC, 3.38%, 09/01/31(b)		351	354,071
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)		297	288,833
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(b)		170	177,225
Braskem Netherlands Finance BV, (5 year CMT + 8.22%), 8.50%, 01/23/81(a)(b)		278	318,362
Chemours Co., 4.00%, 05/15/26	EUR	100	117,985
Diamond (BC) BV, 4.63%, 10/01/29(b)	USD	262	265,930
Element Solutions, Inc., 3.88%, 09/01/28(b)(h)		1,263	1,275,630

Security		Par (000)	Value

Chemicals (continued)
GCP Applied Technologies, Inc., 5.50%, 04/15/26(b)	USD	165	$168,713
HB Fuller Co., 4.25%, 10/15/28		98	99,715
Herens Holdco Sarl, 4.75%, 05/15/28(b)(h)		412	414,060
Herens Midco Sarl, 5.25%, 05/15/29(e)	EUR	100	112,360
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)	USD	360	396,900
Ingevity Corp., 3.88%, 11/01/28(b)		84	83,790
Minerals Technologies, Inc., 5.00%, 07/01/28(b)		169	175,338
Monitchem HoldCo 3 SA, 5.25%, 03/15/25(e)	EUR	100	118,730
NOVA Chemicals Corp., 4.88%, 06/01/24(b)	USD	67	70,015
OCP SA, 3.75%, 06/23/31(b)		200	199,500
Orbia Advance Corp. SAB de CV, 5.50%, 01/15/48(b)(h)		200	234,788
Sasol Financing USA LLC, 5.50%, 03/18/31		200	204,050
SCIH Salt Holdings, Inc.(b) 4.88%, 05/01/28		255	256,275
6.63%, 05/01/29		179	171,840
Scotts Miracle-Gro Co.(b) 4.00%, 04/01/31		262	261,507
4.38%, 02/01/32		27	27,219
Valvoline, Inc., 3.63%, 06/15/31(b)		1	988
WESCO Distribution, Inc.(b)(h) 7.13%, 06/15/25		676	721,380
7.25%, 06/15/28		616	682,220
WR Grace Holdings LLC(b) 5.63%, 10/01/24		216	236,520
5.63%, 08/15/29		943	971,299
Yingde Gases Investment Ltd., 6.25%, 01/19/23(e)		200	206,000

			8,611,243

Commercial Services & Supplies — 0.7%
ADT Security Corp. 4.13%, 06/15/23		9	9,416
4.88%, 07/15/32(b)(h)		387	390,386
APX Group, Inc., 5.75%, 07/15/29(b)		268	264,529
ASGN, Inc., 4.63%, 05/15/28(b)		91	94,185
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 03/01/29(b)		106	112,031
DAE Funding LLC, 3.38%, 03/20/28(b)		250	256,563
EC Finance PLC, 3.00%, 10/15/26(e)(k)	EUR	200	232,967
Fortress Transportation & Infrastructure Investors LLC(b) 6.50%, 10/01/25	USD	75	77,204
5.50%, 05/01/28		310	312,085
Herc Holdings, Inc., 5.50%, 07/15/27(b)		383	401,853
Intertrust Group BV, 3.38%, 11/15/25(e)	EUR	100	117,810
Metis Merger Sub LLC, 6.50%, 05/15/29(b)	USD	214	208,115
NESCO Holdings II, Inc., 5.50%, 04/15/29(b)		239	247,891
Prime Security Services Borrower LLC/Prime
Finance, Inc.(b) 5.25%, 04/15/24		141	150,384
5.75%, 04/15/26(h)		320	346,163
3.38%, 08/31/27		58	55,644
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(b)		187	191,530
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)(h)		407	418,701
United Rentals North America, Inc. 5.50%, 05/15/27		339	355,825
5.25%, 01/15/30		161	176,295

			4,419,577

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Communications Equipment — 0.6%
Avaya, Inc., 6.13%, 09/15/28(b)(h)	USD	539	$566,742
CommScope Technologies LLC, 6.00%, 06/15/25(b)		389	393,862
CommScope, Inc.(b) 6.00%, 03/01/26		209	217,011
8.25%, 03/01/27		347	363,214
7.13%, 07/01/28		307	313,284
4.75%, 09/01/29(h)		505	504,369
Nokia OYJ 3.38%, 06/12/22		106	108,120
4.38%, 06/12/27		149	163,528
ViaSat, Inc.(b)(h) 5.63%, 04/15/27		416	433,680
6.50%, 07/15/28		477	502,386
Viavi Solutions, Inc., 3.75%, 10/01/29(b)		292	292,642

			3,858,838

Construction Materials(b) — 0.4%
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/28(h)		375	382,969
3.88%, 11/15/29		47	46,868
BCPE Empire Holdings, Inc., 7.63%, 05/01/27		109	108,455
H&E Equipment Services, Inc., 3.88%, 12/15/28		58	57,774
IAA, Inc., 5.50%, 06/15/27		372	388,740
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/28(k)		81	81,911
Picasso Finance Sub, Inc., 6.13%, 06/15/25(h)		403	426,128
Williams Scotsman International, Inc., 4.63%, 08/15/28		243	253,136
Winnebago Industries, Inc., 6.25%, 07/15/28		137	147,275
Wolverine Escrow LLC, 9.00%, 11/15/26		717	662,329

			2,555,585

Consumer Discretionary — 1.1%
Atento Luxco 1 SA, 8.00%, 02/10/26(b)		200	218,850
Carnival Corp. 11.50%, 04/01/23(b)		41	45,766
10.13%, 02/01/26(e)	EUR	100	132,979
10.50%, 02/01/26(b)(h)	USD	546	633,469
5.75%, 03/01/27(b)(h)		620	640,925
9.88%, 08/01/27(b)		231	266,600
4.00%, 08/01/28(b)		984	993,840
CoreLogic, Inc., 4.50%, 05/01/28(b)		355	352,781
Legends Hospitality Holding Co. LLC/Legends
Hospitality Co-Issuer, Inc., 5.00%, 02/01/26(b)		91	93,275
Life Time, Inc.(b) 5.75%, 01/15/26		258	267,030
8.00%, 04/15/26		175	185,500
NCL Corp. Ltd., 5.88%, 03/15/26(b)		237	242,925
NCL Finance Ltd., 6.13%, 03/15/28(b)(h)		509	528,088
Nielsen Finance LLC/Nielsen Finance Co.(b) 5.63%, 10/01/28(h)		479	496,963
5.88%, 10/01/30		192	202,151
4.75%, 07/15/31		55	53,502
Royal Caribbean Cruises Ltd.(b) 10.88%, 06/01/23		90	100,800
9.13%, 06/15/23		153	166,281
11.50%, 06/01/25		120	136,920
5.50%, 08/31/26		79	81,207

Security		Par (000)	Value

Consumer Discretionary (continued)
Royal Caribbean Cruises Ltd.(b) (continued) 5.50%, 04/01/28	USD	423	$432,648
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)		183	183,000
WASH Multifamily Acquisition, Inc., 5.75%, 04/15/26(b)		101	105,467

			6,560,967

Consumer Finance — 1.3%
American Express Co., (5 year CMT + 2.85%), 3.55%(a)(n)		735	748,855
Equifax, Inc., 2.60%, 12/15/25		59	61,862
HealthEquity, Inc., 4.50%, 10/01/29(b)(k)		283	287,245
MoneyGram International, Inc., 5.38%, 08/01/26(b)		106	107,590
MPH Acquisition Holdings LLC, 5.50%, 09/01/28(b)		325	324,106
Muthoot Finance Ltd. 6.13%, 10/31/22(b)(h)		427	439,890
4.40%, 09/02/23(e)		200	203,100
Navient Corp. 7.25%, 09/25/23		129	140,677
6.13%, 03/25/24		86	92,085
5.88%, 10/25/24		82	87,535
5.00%, 03/15/27		258	265,740
OneMain Finance Corp. 6.13%, 05/15/22		70	71,838
6.88%, 03/15/25		226	253,967
7.13%, 03/15/26		227	263,036
3.50%, 01/15/27		304	304,137
6.63%, 01/15/28		221	254,150
5.38%, 11/15/29		36	39,019
4.00%, 09/15/30		3	2,985
Sabre GLBL, Inc.(b) 9.25%, 04/15/25		227	262,364
7.38%, 09/01/25		252	268,582
Shift4 Payments Inc., 0.00%, 12/15/25(b)(l)(m)		349	419,203
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(b)		262	273,462
Square, Inc., 3.50%, 06/01/31(b)(h)		622	638,004
Verscend Escrow Corp., 9.75%, 08/15/26(b)(h)		1,758	1,852,492

			7,661,924

Containers & Packaging — 0.3%
Celulosa Arauco y Constitucion SA, 4.20%, 01/29/30(e)		200	215,225
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		196	210,090
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26		424	436,974
Graham Packaging Co., Inc., 7.13%, 08/15/28(b)		60	63,703
Graphic Packaging International LLC(b) 4.75%, 07/15/27		89	96,342
3.50%, 03/15/28		17	17,255
3.50%, 03/01/29		61	60,695
Intertape Polymer Group, Inc., 4.38%, 06/15/29(b)		134	136,226
Klabin Austria GmbH, 3.20%, 01/12/31(b)		200	191,000
LABL, Inc., 10.50%, 07/15/27(b)		122	131,455
Sealed Air Corp.(b) 5.13%, 12/01/24		46	49,968

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Containers & Packaging (continued)
Sealed Air Corp.(b) (continued)
4.00%, 12/01/27	USD	73	$77,738
6.88%, 07/15/33		44	57,481
Suzano Austria GmbH 3.75%, 01/15/31(h)		105	107,599
3.13%, 01/15/32		145	139,762

			1,991,513

Diversified Consumer Services — 1.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)(h)
6.63%, 07/15/26		1,998	2,112,445
9.75%, 07/15/27		774	842,093
6.00%, 06/01/29		556	548,655
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/28		1,548	1,544,660
Ascend Learning LLC(b) 6.88%, 08/01/25(h)		690	703,165
6.88%, 08/01/25		317	322,151
Clarivate Science Holdings Corp.(b) 3.88%, 07/01/28		392	392,000
4.88%, 07/01/29(h)		514	515,002
Garda World Security Corp.(b) 4.63%, 02/15/27		284	284,000
9.50%, 11/01/27(h)		159	172,094
Graham Holdings Co., 5.75%, 06/01/26(b)		140	146,202
Rekeep SpA, 7.25%, 02/01/26(e)	EUR	100	124,872
Service Corp. International 5.13%, 06/01/29	USD	238	258,742
3.38%, 08/15/30(h)		263	262,467
4.00%, 05/15/31		358	370,083
Sotheby’s, 7.38%, 10/15/27(b)(h)		451	476,933

			9,075,564

Diversified Financial Services — 2.8%
Acuris Finance US, Inc./Acuris Finance SARL, 5.00%, 05/01/28(b)(h)		403	400,985
Arrow Global Finance PLC, 5.13%, 09/15/24(e)	GBP	100	134,740
Barclays PLC 3.65%, 03/16/25(h)	USD	3,600	3,868,396
5.20%, 05/12/26		200	228,672
BNP Paribas SA, (5 year CMT + 3.34%), 4.63%(a)(b)(h)(n)		1,500	1,531,875
Central Garden & Pet Co. 4.13%, 10/15/30		188	192,230
4.13%, 04/30/31(b)		195	198,028
Citigroup, Inc.(a)(n)
(5 year CMT + 3.42%), 3.88%(h)		2,000	2,042,500
Series W, (5 year CMT + 3.60%), 4.00%		155	160,611
Coinbase Global, Inc.(b) 3.38%, 10/01/28		303	291,131
3.63%, 10/01/31		293	278,533
Garfunkelux Holdco 3 SA, 7.75%, 11/01/25(e)	GBP	100	140,747
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24(b)(i)	USD	223	219,444
Goldman Sachs Group, Inc., Series R, (5 year CMT + 3.22%), 4.95%(a)(h)(n)		730	773,800
HSBC Holdings PLC 4.38%, 11/23/26(h)		395	440,257
(5 year CMT + 3.22%), 4.00%(a)(n)		290	290,725
(5 year USD ICE Swap + 4.37%), 6.38%(a)(h)(n)		1,250	1,364,275

Security		Par (000)	Value

Diversified Financial Services (continued)
Intrum AB, 3.00%, 09/15/27(e)	EUR	100	$115,269
ION Trading Technologies Sarl, 5.75%, 05/15/28(b)	USD	200	203,925
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(b)		325	329,469
Ladder Capital Finance Holdings LLLP/Ladder
Capital Finance Corp.(b) 4.25%, 02/01/27(h)		315	311,850
4.75%, 06/15/29		137	136,034
Lloyds Banking Group PLC, (5 year CMT + 4.82%), 6.75%(a)(h)(n)		450	517,747
Manappuram Finance Ltd., 5.90%, 01/13/23(e)		200	205,287
Morgan Stanley, 4.00%, 07/23/25(h)		965	1,063,142
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(b)(h)		300	301,650
Shriram Transport Finance Co. Ltd.(e) 5.95%, 10/24/22		420	426,772
5.10%, 07/16/23		200	203,288
Spectrum Brands, Inc.(b) 5.00%, 10/01/29		178	191,350
5.50%, 07/15/30		154	170,555
3.88%, 03/15/31		46	46,479

			16,779,766

Diversified Telecommunication Services — 2.9%
Axtel SAB de CV, 6.38%, 11/14/24(b)		200	206,037
Cincinnati Bell, Inc.(b) 7.00%, 07/15/24		144	146,553
8.00%, 10/15/25		67	69,827
Consolidated Communications, Inc., 6.50%, 10/01/28(b)(h)		471	511,624
Intelsat Jackson Holdings SA, 8.00%, 02/15/24(b)		476	488,495
Level 3 Financing, Inc. 5.38%, 05/01/25		90	91,941
4.63%, 09/15/27(b)		111	114,197
4.25%, 07/01/28(b)(h)		714	719,519
3.75%, 07/15/29(b)		183	176,866
Lumen Technologies, Inc. 5.13%, 12/15/26(b)(h)		713	739,737
4.00%, 02/15/27(b)(h)		349	356,608
4.50%, 01/15/29(b)(h)		488	472,862
5.38%, 06/15/29(b)		455	464,264
Series P, 7.60%, 09/15/39(h)		94	105,280
Series U, 7.65%, 03/15/42(h)		270	302,400
Series W, 6.75%, 12/01/23(h)		512	561,280
Series Y, 7.50%, 04/01/24(h)		516	571,470
Oi SA, (10.00% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(i)		207	193,804
SoftBank Group Corp.(e) 4.50%, 04/20/25	EUR	100	121,884
4.75%, 07/30/25		100	122,270
Sprint Capital Corp.(h) 6.88%, 11/15/28	USD	1,287	1,647,360
8.75%, 03/15/32		688	1,027,776
Switch Ltd.(b) 3.75%, 09/15/28		348	353,220
4.13%, 06/15/29		400	410,500
Telecom Italia Capital SA 6.38%, 11/15/33		222	258,341
6.00%, 09/30/34(h)		432	484,920
7.20%, 07/18/36		98	120,050

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Telecom Italia Capital SA (continued)
7.72%, 06/04/38	USD	44	$56,320
Telecom Italia SpA
4.00%, 04/11/24(e)	EUR	150	185,552
5.30%, 05/30/24(b)(h)	USD	200	215,470
1.63%, 01/18/29(e)	EUR	100	113,374
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30(b)(k)	USD	145	143,731
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 4.75%, 04/15/28(b)		351	358,459
Verizon Communications, Inc.
2.36%, 03/15/32(b)		169	167,132
3.70%, 03/22/61(h)		1,000	1,055,928
Zayo Group Holdings, Inc.(b)(h)
4.00%, 03/01/27		2,674	2,661,245
6.13%, 03/01/28		1,399	1,418,278

			17,214,574

Electric Utilities — 0.8%
Black Hills Corp., 3.15%, 01/15/27(h)		305	324,878
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(b)		275	273,316
Enel Finance International NV, 3.63%, 05/25/27(b)(h)		900	996,289
Energuate Trust, 5.88%, 05/03/27(b)		200	206,975
Exelon Corp., 3.40%, 04/15/26(h)		140	151,637
FirstEnergy Corp.
2.65%, 03/01/30		164	163,180
Series B, 4.40%, 07/15/27		136	149,216
Series B, 2.25%, 09/01/30		21	20,265
Series C, 7.38%, 11/15/31		42	57,375
Series C, 5.35%, 07/15/47(h)		503	613,345
Series C, 3.40%, 03/01/50(h)		553	531,632
FirstEnergy Transmission LLC(b)
5.45%, 07/15/44		378	481,778
4.55%, 04/01/49		163	190,774
NextEra Energy Operating Partners LP(b)
4.25%, 07/15/24(h)		170	179,988
4.25%, 09/15/24		9	9,495
PG&E Corp., 5.25%, 07/01/30		194	198,607
Pike Corp., 5.50%, 09/01/28(b)		80	81,524
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 11/10/21(d)		780	—

			4,630,274

Electrical Equipment(b) — 0.1%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26		352	365,200
GrafTech Finance, Inc., 4.63%, 12/15/28		136	139,570

			504,770

Electronic Equipment, Instruments & Components — 0.3%
BWX Technologies, Inc.(b)
4.13%, 06/30/28		251	257,589
4.13%, 04/15/29		174	178,132
CDW LLC/CDW Finance Corp.
4.13%, 05/01/25		188	194,815
3.25%, 02/15/29(h)		309	316,725
Energizer Holdings, Inc.(b)
4.75%, 06/15/28		256	260,415
4.38%, 03/31/29		19	18,856

Security		Par (000)	Value

Electronic Equipment, Instruments & Components (continued)
Imola Merger Corp., 4.75%, 05/15/29(b)	USD	616	$637,263
Xerox Corp., 4.80%, 03/01/35		203	203,041

			2,066,836

Energy Equipment & Services — 0.4%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27		139	145,950
6.25%, 04/01/28(h)		706	730,163
ChampionX Corp., 6.38%, 05/01/26		114	118,560
Halliburton Co., 3.80%, 11/15/25(h)		7	7,666
Pioneer Energy Services Corp.(b)(d)(i)
(11.00% Cash or 11.00% PIK), 11.00%, 05/15/25		107	118,668
(5.00% PIK), 5.00%, 11/15/25(l)		80	93,044
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26		303	315,484
6.88%, 09/01/27(h)		632	669,035
Vallourec SA, 8.50%, 06/30/26(e)	EUR	25	29,643

			2,228,213

Entertainment — 0.0%
SWF Escrow Issuer Corp., 6.50%, 10/01/29(b)(k)	USD	226	220,192

Environmental, Maintenance, & Security Service — 0.5%
Clean Harbors, Inc.(b)(h)
4.88%, 07/15/27		250	259,375
5.13%, 07/15/29		172	188,340
Covanta Holding Corp., 5.00%, 09/01/30		139	140,390
GFL Environmental, Inc.(b)
4.25%, 06/01/25		86	88,688
3.75%, 08/01/25		266	273,647
5.13%, 12/15/26(h)		401	421,094
4.00%, 08/01/28		406	402,955
3.50%, 09/01/28		198	199,238
4.75%, 06/15/29		330	339,075
4.38%, 08/15/29		136	137,360
Stericycle, Inc., 3.88%, 01/15/29(b)		162	162,990
Tervita Corp., 11.00%, 12/01/25(b)(o)		122	138,044
Waste Pro USA, Inc., 5.50%, 02/15/26(b)(h)		471	475,710

			3,226,906

Equity Real Estate Investment Trusts (REITs) — 1.6%
Alexandria Real Estate Equities, Inc., 4.00%, 02/01/50		450	520,906
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 4.50%, 04/01/27(b)		178	176,220
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(b)		163	169,113
ERP Operating LP, 3.38%, 06/01/25(h)		1,015	1,090,490
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)(h)		142	140,998
Iron Mountain, Inc.(b)(h)
5.25%, 07/15/30		345	366,124
5.63%, 07/15/32		372	398,970
LMIRT Capital Pte Ltd., 7.25%, 06/19/24(e)		229	237,845
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.63%, 05/01/24(h)		1,020	1,109,250
4.63%, 06/15/25(b)		455	490,262
4.50%, 09/01/26(h)		637	692,737

7

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. (continued)
5.75%, 02/01/27	USD	27	$31,050
4.50%, 01/15/28		432	471,960
3.88%, 02/15/29(b)		308	328,020
MPT Operating Partnership LP/MPT Finance Corp.(h)
5.00%, 10/15/27		66	69,548
4.63%, 08/01/29		399	428,127
3.50%, 03/15/31		981	1,000,620
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27(h)		604	625,122
4.50%, 02/15/29(b)		179	179,362
RLJ Lodging Trust LP(b)
3.75%, 07/01/26		135	135,675
4.00%, 09/15/29		97	96,849
Starwood Property Trust, Inc., 5.00%, 12/15/21		100	100,200
Trust Fibra Uno, 6.95%, 01/30/44(e)		200	246,788
Ventas Realty LP, 4.13%, 01/15/26(h)		650	718,026

			9,824,262

Food & Staples Retailing — 1.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.75%, 03/15/25		11	11,219
3.25%, 03/15/26(b)(h)		582	590,730
7.50%, 03/15/26(b)(h)		107	115,560
4.63%, 01/15/27(b)(h)		766	803,560
5.88%, 02/15/28(b)		320	340,800
4.88%, 02/15/30(b)		138	148,695
BRF GmbH, 4.35%, 09/29/26(e)		200	205,912
Cydsa SAB de CV, 6.25%, 10/04/27(b)(h)		252	261,576
Grupo KUO SAB de CV, 5.75%, 07/07/27(b)		200	205,663
Health & Happiness H&H International Holdings Ltd.,
5.63%, 10/24/24(e)		200	204,850
Kraft Heinz Foods Co.
4.25%, 03/01/31(h)		604	682,835
5.00%, 07/15/35		127	156,180
6.88%, 01/26/39(h)		233	343,986
4.63%, 10/01/39		77	89,742
6.50%, 02/09/40		155	220,099
5.00%, 06/04/42		129	158,198
5.20%, 07/15/45(h)		351	439,643
4.38%, 06/01/46(h)		410	466,506
4.88%, 10/01/49(h)		906	1,102,688
5.50%, 06/01/50(h)		1,189	1,568,732
Lamb Weston Holdings, Inc., 4.88%, 05/15/28(b)(h)		156	171,483
Ocado Group PLC, 3.88%, 10/08/26	GBP	100	134,740
Performance Food Group, Inc., 4.25%, 08/01/29(b)	USD	338	338,845
Post Holdings, Inc.(b)
5.75%, 03/01/27		253	262,924
5.63%, 01/15/28		73	76,694
5.50%, 12/15/29(h)		230	243,800
4.63%, 04/15/30(h)		170	171,314
4.50%, 09/15/31		61	60,276
US Foods, Inc., 4.75%, 02/15/29(b)		301	308,901

			9,886,151

Food Products(b) — 0.8%
Aramark Services, Inc.(h)
5.00%, 04/01/25		623	637,609

Security		Par (000)	Value

Food Products (continued)
Aramark Services, Inc.(h) (continued)
5.00%, 02/01/28	USD	658	$676,095
Chobani LLC/Chobani Finance Corp., Inc.(h)
7.50%, 04/15/25		512	532,736
4.63%, 11/15/28		242	249,865
Grupo Bimbo SAB de CV, (5 year CMT + 3.28%), 5.95%(a)(n)		200	209,475
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28(h)		361	390,512
JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance, Inc.(h)
6.50%, 04/15/29		625	698,437
3.75%, 12/01/31		355	369,388
MHP Lux SA, 6.25%, 09/19/29		200	202,590
Pilgrim’s Pride Corp., 3.50%, 03/01/32		516	524,708
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29		284	286,130

			4,777,545

Gas Utilities — 0.0%
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(b)		133	137,987

Health Care Equipment & Supplies(b) — 0.5%
Avantor Funding, Inc., 4.63%, 07/15/28(h)		893	939,883
Hologic, Inc., 3.25%, 02/15/29		87	87,041
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA(h)
7.38%, 06/01/25		353	372,415
7.25%, 02/01/28		1,479	1,582,715

			2,982,054

Health Care Providers & Services — 4.0%
Acadia Healthcare Co., Inc.(b)
5.50%, 07/01/28		204	214,445
5.00%, 04/15/29		138	143,693
AdaptHealth LLC(b)
6.13%, 08/01/28		147	156,188
4.63%, 08/01/29		105	104,921
5.13%, 03/01/30		101	101,051
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		274	276,740
Anthem, Inc., 2.75%, 10/15/42(l)		128	675,597
Cano Health LLC, 6.25%, 10/01/28(b)		90	90,900
Centene Corp.
4.25%, 12/15/27(h)		141	147,578
2.45%, 07/15/28(h)		619	622,095
4.63%, 12/15/29(h)		1,398	1,523,540
3.00%, 10/15/30(h)		627	642,675
2.50%, 03/01/31(h)		1,233	1,216,046
2.63%, 08/01/31		422	419,147
CHS/Community Health Systems, Inc.(b)
6.63%, 02/15/25(h)		703	735,514
8.00%, 03/15/26(h)		1,265	1,341,501
5.63%, 03/15/27(h)		632	661,786
6.00%, 01/15/29(h)		502	532,120
6.13%, 04/01/30		301	292,489
DaVita, Inc., 4.63%, 06/01/30(b)		10	10,286
Encompass Health Corp.
4.50%, 02/01/28		45	46,463

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
Encompass Health Corp. (continued)
4.75%, 02/01/30	USD	383	$402,820
4.63%, 04/01/31		211	221,772
HCA, Inc.
5.38%, 02/01/25(h)		381	425,767
5.88%, 02/15/26		46	52,728
5.38%, 09/01/26(h)		430	491,984
5.63%, 09/01/28(h)		692	823,272
5.88%, 02/01/29(h)		516	620,071
3.50%, 09/01/30(h)		826	875,056
5.50%, 06/15/47(h)		650	842,891
Legacy LifePoint Health LLC(b)
6.75%, 04/15/25		190	199,661
4.38%, 02/15/27		217	216,457
LifePoint Health, Inc., 5.38%, 01/15/29(b)		238	231,455
ModivCare Escrow Issuer, Inc., 5.00%, 10/01/29(b)		166	172,067
ModivCare, Inc., 5.88%, 11/15/25(b)		71	75,083
Molina Healthcare, Inc.(b)
4.38%, 06/15/28		336	349,568
3.88%, 11/15/30		280	292,600
Prime Healthcare Services, Inc., 7.25%, 11/01/25(b)		312	334,620
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/26(b)		53	55,981
Surgery Center Holdings, Inc.(b)(h)
6.75%, 07/01/25		611	621,692
10.00%, 04/15/27		676	730,080
Teleflex, Inc.
4.63%, 11/15/27		58	60,465
4.25%, 06/01/28(b)(h)		368	382,385
Tenet Healthcare Corp.
4.63%, 07/15/24(h)		204	207,060
4.63%, 09/01/24(b)(h)		367	375,257
7.50%, 04/01/25(b)		163	172,984
4.88%, 01/01/26(b)(h)		1,526	1,579,288
6.25%, 02/01/27(b)(h)		52	53,950
5.13%, 11/01/27(b)(h)		562	585,885
4.63%, 06/15/28(b)		81	83,929
6.13%, 10/01/28(b)(h)		395	414,938
4.25%, 06/01/29(b)		298	302,470
UnitedHealth Group, Inc., 3.75%, 07/15/25(h)		1,470	1,619,175
Vizient, Inc., 6.25%, 05/15/27(b)(h)		407	425,315

			24,253,501

Health Care Technology — 0.7%
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27(b)(h)		365	379,144
2.38%, 03/01/28(e)	EUR	100	117,159
3.13%, 02/15/29(b)	USD	180	176,751
3.50%, 04/01/30(b)		465	465,000
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(b)(h)		791	796,932
Charles River Laboratories International, Inc.(b)
4.25%, 05/01/28		159	165,018
3.75%, 03/15/29		34	34,723
4.00%, 03/15/31		98	102,678
IQVIA, Inc.(b)(h)
5.00%, 10/15/26		463	474,515
5.00%, 05/15/27		637	661,639

Security		Par (000)	Value

Health Care Technology (continued)
MEDNAX, Inc., 6.25%, 01/15/27(b)	USD	124	$130,355
Syneos Health, Inc., 3.63%, 01/15/29(b)(h)		465	463,698

			3,967,612

Hotels, Restaurants & Leisure — 4.2%
1011778 BC ULC/New Red Finance, Inc.(b)
5.75%, 04/15/25		207	217,319
3.88%, 01/15/28(h)		549	554,408
4.38%, 01/15/28		134	136,038
Accor SA, 0.70%, 12/07/27(e)(l)	EUR	31	18,908
Affinity Gaming, 6.88%, 12/15/27(b)	USD	34	35,759
Boyd Gaming Corp.
8.63%, 06/01/25(b)		97	105,124
4.75%, 12/01/27		179	184,494
4.75%, 06/15/31(b)		376	387,750
Boyne USA, Inc., 4.75%, 05/15/29(b)		247	255,027
Caesars Entertainment, Inc.(b)
6.25%, 07/01/25(h)		1,466	1,543,342
8.13%, 07/01/27(h)		1,308	1,470,486
4.63%, 10/15/29		388	392,850
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(b)(h)		478	503,920
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25(b)(h)		504	523,530
Champion Path Holdings Ltd.(e)
4.50%, 01/27/26		232	236,640
4.85%, 01/27/28		231	233,786
Churchill Downs, Inc.(b)
5.50%, 04/01/27(h)		702	728,325
4.75%, 01/15/28		341	356,771
Cirsa Finance International Sarl, 4.75%, 05/22/25(e)	EUR	100	116,125
Everi Holdings, Inc., 5.00%, 07/15/29(b)	USD	51	52,259
Fortune Star BVI Ltd.(e)
5.95%, 01/29/23		200	202,975
6.75%, 07/02/23		250	258,484
5.95%, 10/19/25		475	483,312
5.05%, 01/27/27		200	195,500
Golden Nugget, Inc., 6.75%, 10/15/24(b)(h)		1,462	1,463,901
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25(b)		145	151,525
5.75%, 05/01/28(b)		99	106,623
4.88%, 01/15/30(h)		952	1,021,268
4.00%, 05/01/31(b)		233	236,495
International Game Technology PLC, 3.50%, 06/15/26(e)	EUR	100	118,812
McDonald’s Corp., 3.70%, 01/30/26(h)	USD	405	445,260
Melco Resorts Finance Ltd., 5.25%, 04/26/26(e)		250	251,375
Merlin Entertainments Ltd., 5.75%, 06/15/26(b)		200	206,500
MGM China Holdings Ltd., 5.88%, 05/15/26(e)		250	255,359
MGM Resorts International
7.75%, 03/15/22(h)		575	590,812
6.00%, 03/15/23(h)		416	439,895
5.75%, 06/15/25		29	31,610
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)		259	263,856
Penn National Gaming, Inc., 4.13%, 07/01/29(b)		107	105,759
Powdr Corp., 6.00%, 08/01/25(b)(o)		206	216,300

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
5.63%, 09/01/29	USD	116	$117,160
5.88%, 09/01/31		116	117,194
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26(b)		177	180,761
Scientific Games International, Inc.
8.63%, 07/01/25(b)		203	219,836
5.00%, 10/15/25(b)(h)		730	750,987
3.38%, 02/15/26(e)	EUR	100	116,715
8.25%, 03/15/26(b)(h)	USD	565	599,606
7.00%, 05/15/28(b)		174	187,702
7.25%, 11/15/29(b)		51	57,306
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(b)(h)		753	801,945
Spirit Issuer PLC, Series A5, 5.47%, 12/28/34(e)	GBP	2,550	3,813,193
Stonegate Pub Co. Financing PLC, 8.25%, 07/31/25(e)		100	141,612
Studio City Finance Ltd., 6.00%, 07/15/25(e)	USD	346	342,540
Vail Resorts, Inc., 6.25%, 05/15/25(b)		154	162,855
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(b) .		158	164,941
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(b)(h)		192	193,916
Wynn Macau Ltd.(e)
5.50%, 01/15/26		347	335,289
5.50%, 10/01/27		200	192,000
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)
7.75%, 04/15/25		239	252,150
5.13%, 10/01/29(h)		618	622,635
Yum! Brands, Inc.
7.75%, 04/01/25(b)(h)		395	422,344
4.75%, 01/15/30(b)(h)		279	302,386
3.63%, 03/15/31		96	96,513
5.35%, 11/01/43		71	78,100

			25,368,168

Household Durables — 0.7%
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
4.63%, 08/01/29		100	100,973
4.63%, 04/01/30		101	101,568
Brookfield Residential Properties, Inc./Brookfield
Residential US LLC(b)
5.00%, 06/15/29		208	212,690
4.88%, 02/15/30(h)		412	420,240
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(b)		253	267,668
Controladora Mabe SA de CV, 5.60%, 10/23/28(b)(h)		200	231,975
Forestar Group, Inc., 3.85%, 05/15/26(b)		104	103,870
K Hovnanian Enterprises, Inc., 7.75%, 02/15/26(b)		307	322,350
KB Home, 4.00%, 06/15/31		96	98,520
Mattamy Group Corp., 4.63%, 03/01/30(b)		199	203,349
Meritage Homes Corp., 5.13%, 06/06/27		50	55,688
NCR Corp.(b)
5.75%, 09/01/27		220	232,012
5.00%, 10/01/28		110	112,399
5.13%, 04/15/29		145	149,531
6.13%, 09/01/29		92	99,820
5.25%, 10/01/30		111	116,387
Newell Brands, Inc., 6.00%, 04/01/46		112	144,760
Taylor Morrison Communities, Inc.(b)
5.88%, 06/15/27		245	279,300

Security		Par (000)	Value

Household Durables (continued)
Taylor Morrison Communities, Inc.(b) (continued)
5.13%, 08/01/30	USD	54	$58,119
Tempur Sealy International, Inc.(b)
4.00%, 04/15/29		272	280,160
3.88%, 10/15/31		276	276,345
Toll Brothers Finance Corp., 4.35%, 02/15/28		12	13,140
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 06/15/24		11	12,100
Tri Pointe Homes, Inc., 5.25%, 06/01/27		15	16,200

			3,909,164

Household Products — 0.0%
Berkline Benchcraft LLC, 4.50%, 06/01/22(a)(d)(f)(j)		200	—

Independent Power and Renewable Electricity Producers — 1.3%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, 6.25%, 12/10/24(e)		200	216,787
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24(e)		200	210,350
Calpine Corp.(b)
5.25%, 06/01/26(h)		447	459,842
4.50%, 02/15/28(h)		445	453,900
5.13%, 03/15/28(h)		1,275	1,291,236
4.63%, 02/01/29(h)		160	157,600
5.00%, 02/01/31		135	135,000
3.75%, 03/01/31		5	4,813
Clearway Energy Operating LLC(b)
4.75%, 03/15/28(h)		287	303,818
3.75%, 01/15/32(k)		262	261,672
Continuum Energy Levanter Pte Ltd., 4.50%, 02/09/27(b)		199	203,959
Greenko Dutch BV, 3.85%, 03/29/26(e)		197	200,177
Greenko Mauritius Ltd., 6.25%, 02/21/23(e)		200	204,500
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26(e)		200	211,225
India Green Energy Holdings
5.38%, 04/29/24(b)		250	259,375
5.38%, 04/29/24(e)		250	259,375
Investment Energy Resources Ltd., 6.25%, 04/26/29(b)		200	216,750
NRG Energy, Inc.
6.63%, 01/15/27(h)		735	761,423
5.75%, 01/15/28		63	67,016
5.25%, 06/15/29(b)(h)		253	269,129
3.63%, 02/15/31(b)(h)		277	272,083
3.88%, 02/15/32(b)		354	350,017
ReNew Power Pvt Ltd., 5.88%, 03/05/27(e)		200	209,725
ReNew Power Synthetic, 6.67%, 03/12/24(e)		200	208,288
TerraForm Power Operating LLC(b)
4.25%, 01/31/23		106	108,915
5.00%, 01/31/28		96	103,080
4.75%, 01/15/30		186	194,603

			7,594,658

Insurance — 2.0%
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 08/01/29(b)		231	228,069
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(b)(h)
4.25%, 10/15/27		1,112	1,123,120
6.75%, 10/15/27		1,882	1,947,870
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25(h)		360	391,786

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Insurance (continued)
AmWINS Group, Inc., 4.88%, 06/30/29(b)	USD	266	$269,737
Aon PLC, 3.88%, 12/15/25(h)		1,115	1,230,906
Asahi Mutual Life Insurance Co., (5 year USD Swap + 4.59%), 6.50%(a)(e)(n)		306	328,950
AssuredPartners, Inc., 5.63%, 01/15/29(b)		267	268,655
BroadStreet Partners, Inc., 5.88%, 04/15/29(b)		191	190,284
GTCR AP Finance, Inc., 8.00%, 05/15/27(b)		379	399,845
HUB International Ltd., 7.00%, 05/01/26(b)(h)		1,226	1,267,377
Nationwide Building Society, (5 year USD ICE Swap + 1.85%), 4.13%, 10/18/32(a)(b)(h)		595	650,132
Voya Financial, Inc., (3 mo. LIBOR US + 3.58%), 5.65%, 05/15/53(a)(h)		3,500	3,692,500

			11,989,231

Interactive Media & Services — 0.8%
21Vianet Group, Inc., 7.88%, 10/15/21(e)		200	199,680
Arches Buyer, Inc., 4.25%, 06/01/28(b)		110	111,527
Cablevision Lightpath LLC(b)
3.88%, 09/15/27		200	196,270
5.63%, 09/15/28(h)		400	401,450
Netflix, Inc.
3.63%, 06/15/25(b)		96	102,000
4.88%, 04/15/28		109	125,623
5.88%, 11/15/28(h)		730	894,542
6.38%, 05/15/29		34	43,010
5.38%, 11/15/29(b)(h)		827	1,001,704
4.88%, 06/15/30(b)(h)		467	549,892
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(b)
4.75%, 04/30/27		233	233,000
6.00%, 02/15/28		337	335,207
Twitter, Inc., 3.88%, 12/15/27(b)		279	297,832
United Group BV, 4.00%, 11/15/27(e)	EUR	100	114,381

			4,606,118

Internet & Direct Marketing Retail — 0.0%
Very Group Funding PLC, 6.50%, 08/01/26(e)	GBP	100	136,574

Internet Software & Services — 1.1%
Airbnb, Inc., 0.00%, 03/15/26(b)(l)(m)	USD	567	557,077
ANGI Group LLC, 3.88%, 08/15/28(b)		262	260,690
Booking Holdings, Inc., 0.75%, 05/01/25(l)		380	558,030
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(b)
5.25%, 12/01/27		303	315,878
3.50%, 03/01/29		125	123,906
Match Group Holdings II LLC(b)
4.63%, 06/01/28		157	164,140
5.63%, 02/15/29		177	190,491
4.13%, 08/01/30		198	206,168
3.63%, 10/01/31(k)		109	107,706
Uber Technologies, Inc.(b)
7.50%, 05/15/25(h)		734	782,444
0.00%, 12/15/25(l)(m)		1,582	1,538,701
8.00%, 11/01/26(h)		311	328,688
7.50%, 09/15/27(h)		567	619,093
6.25%, 01/15/28(h)		318	341,052
4.50%, 08/15/29		467	470,211
Zillow Group, Inc., 1.38%, 09/01/26(l)		55	115,775

			6,680,050

IT Services — 0.9%
Ahead DB Holdings LLC, 6.63%, 05/01/28(b)		110	110,825

Security		Par (000)	Value

IT Services (continued)
Austin BidCo, Inc., 7.13%, 12/15/28(b)	USD	72	$72,540
Booz Allen Hamilton, Inc.(b)(h)
3.88%, 09/01/28		363	372,119
4.00%, 07/01/29		412	422,300
Camelot Finance SA, 4.50%, 11/01/26(b)(h)		564	585,855
Castle US Holding Corp., 9.50%, 02/15/28(b)		251	262,295
Dun & Bradstreet Corp.(b)(h)
6.88%, 08/15/26		597	626,104
10.25%, 02/15/27		297	319,275
Fair Isaac Corp., 4.00%, 06/15/28(b)		169	173,225
Gartner, Inc.(b)
4.50%, 07/01/28		35	36,750
3.63%, 06/15/29		223	224,695
3.75%, 10/01/30(h)		435	447,702
KBR, Inc., 4.75%, 09/30/28(b)		186	188,325
Rackspace Technology Global, Inc., 5.38%, 12/01/28(b)(h)		235	230,887
Science Applications International Corp., 4.88%, 04/01/28(b)(h)		254	262,496
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25(b)		243	255,150
Twilio, Inc., 3.88%, 03/15/31		351	359,357
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)		392	390,040

			5,339,940

Leisure Products — 0.1%
Mattel, Inc.
5.88%, 12/15/27(b)		293	317,539
3.75%, 04/01/29(b)		103	107,377
6.20%, 10/01/40		90	115,650
5.45%, 11/01/41		199	235,815

			776,381

Machinery — 0.7%
ATS Automation Tooling Systems, Inc., 4.13%, 12/15/28(b)		108	110,757
Colfax Corp., 6.38%, 02/15/26(b)		127	133,566
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(b)(i)		240	255,000
Madison IAQ LLC(b)
4.13%, 06/30/28		97	97,000
5.88%, 06/30/29		782	787,865
Mueller Water Products, Inc., 4.00%, 06/15/29(b)		138	142,858
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25(b)		353	361,606
Stevens Holding Co., Inc., 6.13%, 10/01/26(b)		167	180,151
Terex Corp., 5.00%, 05/15/29(b)		298	308,803
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26(b)(h)		727	742,794
TK Elevator Midco GmbH, 4.38%, 07/15/27(e)	EUR	100	120,904
TK Elevator US Newco Inc., 5.25%, 07/15/27(b)(h)	USD	394	412,902
Vertical Holdco GmbH, 7.63%, 07/15/28(b)(h)		400	427,500

			4,081,706

Media — 8.9%
Altice Financing SA
3.00%, 01/15/28(e)	EUR	100	109,035
5.00%, 01/15/28(b)(h)	USD	378	364,477
5.75%, 08/15/29(b)(k)		986	955,069
Altice France Holding SA(b)
10.50%, 05/15/27(h)		1,473	1,610,873

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Altice France Holding SA(b) (continued)
6.00%, 02/15/28	USD	382	$366,901
AMC Networks, Inc.
4.75%, 08/01/25		222	227,550
4.25%, 02/15/29		123	122,385
Block Communications, Inc., 4.88%, 03/01/28(b)		128	130,880
Cable One, Inc.(b)
1.13%, 03/15/28(l)		1,028	1,043,040
4.00%, 11/15/30		74	73,723
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/27(b)(h)		680	708,091
5.00%, 02/01/28(b)		34	35,493
5.38%, 06/01/29(b)(h)		731	789,480
4.75%, 03/01/30(b)		132	138,003
4.50%, 08/15/30(b)(h)		1,234	1,273,142
4.25%, 02/01/31(b)(h)		678	689,763
4.50%, 05/01/32(h)		530	545,900
4.50%, 06/01/33(b)		260	264,607
4.25%, 01/15/34(b)		1,027	1,017,372
Charter Communications Operating LLC/Charter
Communications Operating Capital(h)
4.91%, 07/23/25		2,425	2,727,215
5.38%, 05/01/47		425	508,851
Clear Channel International BV, 6.63%, 08/01/25(b)		384	399,840
Clear Channel Outdoor Holdings, Inc.(b)
7.75%, 04/15/28(h)		552	580,980
7.50%, 06/01/29		759	789,360
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/27(b)(h)		1,880	1,945,443
Comcast Corp., 3.95%, 10/15/25(h)		3,000	3,327,944
Connect Finco Sarl/Connect US Finco LLC, 6.75%, 10/01/26(b)(h)		2,266	2,370,802
CSC Holdings LLC
6.75%, 11/15/21		187	187,468
5.25%, 06/01/24		123	131,755
6.50%, 02/01/29(b)(h)		865	936,752
5.75%, 01/15/30(b)(h)		660	671,038
4.13%, 12/01/30(b)(h)		397	389,556
4.63%, 12/01/30(b)(h)		449	425,641
3.38%, 02/15/31(b)(h)		257	239,010
4.50%, 11/15/31(b)(h)		268	264,650
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.88%, 08/15/27(b)		407	424,806
Discovery Communications LLC(h)
3.25%, 04/01/23		1,490	1,537,420
3.45%, 03/15/25		170	181,660
DISH DBS Corp.
5.88%, 07/15/22(h)		1,233	1,270,761
5.00%, 03/15/23		358	370,978
7.75%, 07/01/26(h)		853	963,229
5.13%, 06/01/29(h)		574	562,399
DISH Network Corp.(l)
2.38%, 03/15/24		312	304,005
3.38%, 08/15/26(h)		922	958,419
Frontier Communications Holdings LLC(b)
5.88%, 10/15/27(h)		462	490,875
5.00%, 05/01/28(h)		674	707,700
6.75%, 05/01/29		639	673,346
GCI LLC, 4.75%, 10/15/28(b)		89	93,432
Hughes Satellite Systems Corp., 5.25%, 08/01/26(h)		177	199,568

Security		Par (000)	Value

Media (continued)
iHeartCommunications, Inc.
6.38%, 05/01/26	USD	264	$278,740
8.38%, 05/01/27		35	37,406
5.25%, 08/15/27(b)		122	126,765
4.75%, 01/15/28(b)		78	80,379
Lamar Media Corp., 4.00%, 02/15/30		126	129,717
LCPR Senior Secured Financing DAC(b)(h)
6.75%, 10/15/27		400	424,000
5.13%, 07/15/29		568	585,012
Liberty Broadband Corp.(b)(l)
1.25%, 09/30/50		413	419,402
2.75%, 09/30/50		797	841,348
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(b)(i)		470	456,104
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(b)		141	145,762
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(b)		200	206,000
Live Nation Entertainment, Inc.(b)
4.88%, 11/01/24		31	31,346
6.50%, 05/15/27(h)		966	1,062,600
4.75%, 10/15/27		91	92,477
3.75%, 01/15/28		189	187,878
Midas OpCo Holdings LLC, 5.63%, 08/15/29(b)		101	104,510
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27(b)		177	184,170
Network i2i Ltd., (5 year CMT + 4.27%), 5.65%(a)(e)(n)		520	553,247
News Corp., 3.88%, 05/15/29(b)		124	127,410
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27(h)		329	337,439
4.25%, 01/15/29		121	119,929
Radiate Holdco LLC/Radiate Finance, Inc.(b)(h)
4.50%, 09/15/26		886	914,795
6.50%, 09/15/28		2,011	2,050,536
Sable International Finance Ltd.
5.75%, 09/07/27(e)		270	283,500
5.75%, 09/07/27(b)		200	210,000
Scripps Escrow II, Inc., 3.88%, 01/15/29(b)		17	17,059
Sinclair Television Group, Inc., 4.13%, 12/01/30(b)		239	233,623
Sirius XM Radio, Inc.(b)
3.13%, 09/01/26		491	497,751
5.00%, 08/01/27		170	177,650
4.00%, 07/15/28(h)		509	517,589
5.50%, 07/01/29(h)		788	852,025
4.13%, 07/01/30(h)		58	58,269
3.88%, 09/01/31		674	658,414
Summer BC Holdco B Sarl, 5.75%, 10/31/26(e)	EUR	100	121,337
TEGNA, Inc., 5.50%, 09/15/24(b)	USD	28	28,314
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(b)		200	210,100
Telesat Canada/Telesat LLC, 4.88%, 06/01/27(b)		148	136,160
Terrier Media Buyer, Inc., 8.88%, 12/15/27(b)(h)		617	652,403
Univision Communications, Inc.(b)
5.13%, 02/15/25		133	134,942
6.63%, 06/01/27		132	143,385
UPC Broadband Finco BV, 4.88%, 07/15/31(b)		449	459,713
UPCB Finance VII Ltd., 3.63%, 06/15/29(e)	EUR	100	118,876
Videotron Ltd.(b)
5.13%, 04/15/27(h)	USD	439	454,365
3.63%, 06/15/29		362	366,978

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28(b)(h)	USD	754	$778,769
VTR Comunicaciones SpA, 4.38%, 04/15/29(b)		200	205,000
WMG Acquisition Corp.
3.88%, 07/15/30(b)		136	141,440
2.25%, 08/15/31(e)	EUR	100	115,732
Ziggo Bond Co. BV(b)
6.00%, 01/15/27	USD	199	205,728
5.13%, 02/28/30		225	230,732
Ziggo BV(b)(h)
5.50%, 01/15/27		534	552,023
4.88%, 01/15/30		200	206,250

			53,365,786

Metals & Mining — 1.8%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/24(e)		250	270,047
Allegheny Technologies, Inc.
7.88%, 08/15/23		68	76,500
4.88%, 10/01/29		101	101,379
5.13%, 10/01/31		114	114,878
Arconic Corp.(b)
6.00%, 05/15/25(h)		332	348,673
6.13%, 02/15/28		343	363,587
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)(h)		839	907,169
Constellium SE(b)
5.88%, 02/15/26(h)		588	596,820
5.63%, 06/15/28		250	262,649
3.75%, 04/15/29(h)		506	492,804
Freeport-McMoRan, Inc.
4.38%, 08/01/28		272	284,580
5.40%, 11/14/34		31	37,239
5.45%, 03/15/43		1,051	1,294,044
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24(b)		200	214,787
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(b)(h)		371	378,234
HTA Group Ltd., 7.00%, 12/18/25(b)		200	209,725
JSW Steel Ltd., 5.95%, 04/18/24(e)		200	211,412
Kaiser Aluminum Corp.(b)
4.63%, 03/01/28		66	68,145
4.50%, 06/01/31		129	132,225
New Gold, Inc., 7.50%, 07/15/27(b)(h)		545	560,740
Nexa Resources SA, 5.38%, 05/04/27(b)		237	247,858
Novelis Corp.(b)
3.25%, 11/15/26		416	421,899
4.75%, 01/30/30(h)		816	859,003
3.88%, 08/15/31		600	593,430
Periama Holdings LLC, 5.95%, 04/19/26(e)		200	214,100
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(b)(k)		122	125,050
thyssenkrupp AG(e)
1.88%, 03/06/23	EUR	43	50,107
2.88%, 02/22/24		84	99,734
Usiminas International Sarl, 5.88%, 07/18/26(b)	USD	200	210,200
Vale Overseas Ltd.(h)
6.25%, 08/10/26		63	74,611
3.75%, 07/08/30		155	159,991
Vedanta Resources Finance II PLC
8.00%, 04/23/23(e)		313	303,962

Security		Par (000)	Value

Metals & Mining (continued)
Vedanta Resources Finance II PLC (continued)
13.88%, 01/21/24(e)	USD	200	$214,750
8.95%, 03/11/25(e)		293	292,267
8.95%, 03/11/25(b)		200	199,500

			10,992,099

Multi-line Retail — 0.2%
Bath & Body Works, Inc.
6.88%, 11/01/35(h)		401	503,255
6.75%, 07/01/36		71	88,040
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(b)		396	420,255

			1,011,550

Offshore Drilling & Other Services — 0.1%
Applied Materials, Inc., 3.90%, 10/01/25(h)		285	315,728
Entegris, Inc.(b)
4.38%, 04/15/28		231	241,973
3.63%, 05/01/29		97	98,953

			656,654

Oil, Gas & Consumable Fuels — 9.1%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(b)(h)		648	699,840
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b)
7.88%, 05/15/26		201	219,783
5.75%, 03/01/27		226	233,469
5.75%, 01/15/28		59	61,139
5.38%, 06/15/29		206	212,180
Antero Resources Corp., 5.38%, 03/01/30(b)		147	154,813
Apache Corp.
4.25%, 01/15/30		187	201,496
5.10%, 09/01/40(h)		428	479,351
5.25%, 02/01/42		40	43,900
5.35%, 07/01/49		72	79,970
Arcosa, Inc., 4.38%, 04/15/29(b)		374	378,675
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27		225	308,250
8.25%, 12/31/28		155	168,950
5.88%, 06/30/29		463	473,059
Bioceanico Sovereign Certificate Ltd., 0.00%,
06/05/34(e)(m)		146	110,862
Brand Industrial Services, Inc., 8.50%, 07/15/25(b)(h)		498	499,868
Buckeye Partners LP
4.13%, 03/01/25(b)(h)		262	271,500
5.85%, 11/15/43		145	145,131
5.60%, 10/15/44		166	161,435
Callon Petroleum Co.
6.13%, 10/01/24		126	123,824
9.00%, 04/01/25(b)		765	827,198
8.00%, 08/01/28(b)(h)		564	556,950
Cellnex Telecom SA, Series CLNX, 0.75%, 11/20/31(e)(l)	EUR	200	227,632
Cenovus Energy, Inc., 5.40%, 06/15/47(h)	USD	113	138,635
Centennial Resource Production LLC(h)
6.88%, 04/01/27(b)		255	259,777
3.25%, 04/01/28(l)		478	626,559
Cheniere Energy Partners LP
4.50%, 10/01/29(h)		529	562,396
4.00%, 03/01/31(b)(h)		675	706,860

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Cheniere Energy Partners LP (continued)
3.25%, 01/31/32(b)	USD	490	$491,617
Cheniere Energy, Inc., 4.63%, 10/15/28		1,657	1,746,064
Chesapeake Energy Corp., 5.88%, 02/01/29(b)		41	43,806
Citgo Holding, Inc., 9.25%, 08/01/24(b)		228	229,710
CNX Midstream Partners LP, 4.75%, 04/15/30(b)		92	93,424
CNX Resources Corp.
2.25%, 05/01/26(l)		499	621,255
6.00%, 01/15/29(b)		66	69,795
Colgate Energy Partners III LLC(b)
7.75%, 02/15/26		272	286,280
5.88%, 07/01/29		297	299,228
Comstock Resources, Inc.(b)
7.50%, 05/15/25(h)		160	166,333
6.75%, 03/01/29(h)		642	693,360
5.88%, 01/15/30		294	305,760
Continental Resources, Inc.
4.50%, 04/15/23		29	30,051
4.90%, 06/01/44		81	90,720
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)		367	390,323
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(b)(h)		790	808,525
DCP Midstream Operating LP(b)
6.45%, 11/03/36		226	280,823
6.75%, 09/15/37(h)		392	505,680
DT Midstream, Inc.(b)
4.13%, 06/15/29		433	439,088
4.38%, 06/15/31(h)		562	578,860
Dycom Industries, Inc., 4.50%, 04/15/29(b)		102	102,431
eG Global Finance PLC
6.75%, 02/07/25(b)(h)		596	609,410
6.25%, 10/30/25(e)	EUR	142	168,022
8.50%, 10/30/25(b)	USD	252	262,395
Enbridge, Inc., (3 mo. LIBOR US + 3.64%), 6.25%, 03/01/78(a)(h)		1,565	1,744,182
Endeavor Energy Resources LP/EER Finance, Inc.(b)
6.63%, 07/15/25		192	202,320
5.50%, 01/30/26(h)		815	849,556
5.75%, 01/30/28		386	406,265
Energean Israel Finance Ltd., 4.88%, 03/30/26(b)		130	132,925
Energy Transfer LP
3.90%, 07/15/26(h)		235	256,558
Series H, (5 year CMT + 5.69%), 6.50%(a)(n)		644	670,642
EnLink Midstream LLC
5.63%, 01/15/28(b)		174	185,265
5.38%, 06/01/29		82	86,754
EnLink Midstream Partners LP
4.40%, 04/01/24(h)		240	249,461
4.15%, 06/01/25		17	17,519
4.85%, 07/15/26		115	120,716
5.60%, 04/01/44		197	188,135
5.05%, 04/01/45		32	29,200
EQM Midstream Partners LP
6.00%, 07/01/25(b)(h)		255	279,531
4.13%, 12/01/26		100	102,720
6.50%, 07/01/27(b)(h)		364	409,409
4.50%, 01/15/29(b)		136	141,100
4.75%, 01/15/31(b)(h)		791	822,656
EQT Corp.
1.75%, 05/01/26(l)		426	671,589

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
EQT Corp. (continued)
3.13%, 05/15/26(b)	USD	177	$181,446
3.90%, 10/01/27		271	293,284
5.00%, 01/15/29		33	37,156
7.50%, 02/01/30		191	245,855
3.63%, 05/15/31(b)		50	52,100
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25		46	45,770
7.75%, 02/01/28		118	117,889
Geopark Ltd., 5.50%, 01/17/27(b)		200	197,663
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27(e)		200	191,038
Great Western Petroleum LLC/Great Western Finance Corp., 12.00%, 09/01/25(b)		164	166,507
Harvest Midstream I LP, 7.50%, 09/01/28(b)		60	63,909
Hess Corp., 4.30%, 04/01/27(h)		50	55,533
Hess Midstream Operations LP, 4.25%, 02/15/30(b)		255	257,869
Hilong Holding Ltd., 9.75%, 11/18/24(e)		407	358,160
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26(e)		200	207,600
Impulsora Pipeline LLC, 6.05%, 12/31/42(a)(d)		1,401	1,359,182
Independence Energy Finance LLC, 7.25%, 05/01/26(b)		471	484,993
ITT Holdings LLC, 6.50%, 08/01/29(b)		343	346,001
Leviathan Bond Ltd., 5.75%, 06/30/23(b)		170	176,807
Matador Resources Co., 5.88%, 09/15/26(h)		1,151	1,189,789
MC Brazil Downstream Trading Sarl, 7.25%, 06/30/31(b)		200	201,100
Medco Bell Pte Ltd., 6.38%, 01/30/27(e)		250	251,094
MEG Energy Corp., 6.50%, 01/15/25(b)(h)		507	521,688
MPLX LP, 4.25%, 12/01/27(h)		185	207,867
Murphy Oil Corp.
5.75%, 08/15/25		119	122,834
6.38%, 12/01/42		29	29,221
Murphy Oil USA, Inc., 4.75%, 09/15/29		146	154,578
Neptune Energy Bondco PLC, 6.63%, 05/15/25(b)		200	205,750
New Fortress Energy, Inc.(b)(h)
6.75%, 09/15/25		1,087	1,046,237
6.50%, 09/30/26		1,323	1,265,119
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26(b)		204	207,825
NGPL PipeCo LLC, 7.77%, 12/15/37(b)(h)		227	325,318
Northern Oil and Gas, Inc., 8.13%, 03/01/28(b)(h)		479	511,692
NuStar Logistics LP
6.00%, 06/01/26		163	176,040
6.38%, 10/01/30		25	27,500
Occidental Petroleum Corp.
6.95%, 07/01/24		63	71,190
5.50%, 12/01/25		100	110,750
5.55%, 03/15/26		36	39,960
3.00%, 02/15/27		4	3,997
8.88%, 07/15/30		34	46,187
6.13%, 01/01/31(h)		477	572,627
4.30%, 08/15/39(h)		482	475,387
6.20%, 03/15/40(h)		909	1,070,529
4.50%, 07/15/44(h)		492	494,367
4.63%, 06/15/45(h)		434	443,765
6.60%, 03/15/46		26	32,630
4.40%, 04/15/46(h)		432	430,855
4.10%, 02/15/47		64	60,858
4.20%, 03/15/48(h)		296	283,420
4.40%, 08/15/49		104	102,050

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Odebrecht Offshore Drilling Finance Ltd., (7.72% PIK), 7.72%, 12/01/26(b)(i)	USD	—	(p)	$37
Oil and Gas Holding Co., 7.63%, 11/07/24(e)		200		218,690
OQ SAOC, 5.13%, 05/06/28(b)		200		201,750
Ovintiv Exploration, Inc., 5.38%, 01/01/26(h)		33		37,312
Ovintiv, Inc.(h)
7.38%, 11/01/31		59		80,031
6.50%, 08/15/34		110		148,355
PDC Energy, Inc.
6.13%, 09/15/24		151		153,265
6.25%, 12/01/25		122		123,830
5.75%, 05/15/26		235		244,694
Pertamina Persero PT, 3.65%, 07/30/29(e)		202		215,736
Petrobras Global Finance BV, 5.30%, 01/27/25(h)		500		557,222
Petroleos Mexicanos(h)
6.50%, 03/13/27		103		108,150
6.35%, 02/12/48		41		35,014
Pioneer Natural Resources Co., 0.25%, 05/15/25(l)		283		456,762
Puma International Financing SA, 5.13%, 10/06/24(b)		200		200,750
Range Resources Corp.
5.88%, 07/01/22		44		44,715
5.00%, 08/15/22		252		256,488
5.00%, 03/15/23		189		196,088
4.88%, 05/15/25		14		14,781
9.25%, 02/01/26		62		67,583
Rockcliff Energy II LLC, 5.50%, 10/15/29(b)(k)		202		205,030
Saudi Arabian Oil Co., 2.25%, 11/24/30(b)(h)		442		430,729
SM Energy Co.
10.00%, 01/15/25(b)(h)		914		1,019,457
5.63%, 06/01/25		74		74,424
6.75%, 09/15/26		129		131,746
6.50%, 07/15/28		86		89,038
Southwestern Energy Co.
4.10%, 03/15/22		252		252,630
6.45%, 01/23/25		68		74,873
8.38%, 09/15/28		127		143,857
5.38%, 02/01/29(b)		459		491,043
Sunoco LP/Sunoco Finance Corp.
6.00%, 04/15/27		63		65,599
5.88%, 03/15/28		124		130,820
Tap Rock Resources LLC, 7.00%, 10/01/26(b)		586		599,917
Targa Resources Partners LP/Targa Resources
Partners Finance Corp.
5.88%, 04/15/26		304		317,490
5.38%, 02/01/27		2		2,072
6.50%, 07/15/27		195		210,255
6.88%, 01/15/29(h)		521		583,767
5.50%, 03/01/30(h)		400		437,375
4.88%, 02/01/31		275		296,656
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28(h)		280		312,952
Transocean, Inc., 11.50%, 01/30/27(b)		171		176,130
Venture Global Calcasieu Pass LLC(b)
3.88%, 08/15/29		782		805,499
4.13%, 08/15/31		700		729,750
Vine Energy Holdings LLC, 6.75%, 04/15/29(b)(h)		588		634,675
Western Midstream Operating LP
4.75%, 08/15/28		37		40,341
5.45%, 04/01/44		339		389,389

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Western Midstream Operating LP (continued)
5.30%, 03/01/48	USD	315	$363,038
5.50%, 08/15/48		83	97,110
6.50%, 02/01/50(h)		798	939,070

			54,739,936

Personal Products — 0.1%
Coty, Inc.(e)
4.00%, 04/15/23	EUR	100	116,486
3.88%, 04/15/26		100	118,471
Edgewell Personal Care Co., 5.50%, 06/01/28(b)	USD	113	119,343

			354,300

Pharmaceuticals — 1.8%
180 Medical, Inc., 3.88%, 10/15/29(b)		200	200,000
Bausch Health Americas, Inc., 8.50%, 01/31/27(b)(h)		973	1,036,440
Bausch Health Cos., Inc.(b)
6.13%, 04/15/25(h)		73	74,507
9.00%, 12/15/25(h)		300	316,642
5.75%, 08/15/27		145	151,888
5.00%, 01/30/28		214	203,026
4.88%, 06/01/28		191	197,924
5.00%, 02/15/29		472	439,550
6.25%, 02/15/29(h)		529	523,456
7.25%, 05/30/29(h)		498	510,375
5.25%, 01/30/30		241	224,733
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28(e)	EUR	100	120,468
CVS Health Corp., 4.75%, 12/01/22(h)	USD	165	171,280
Elanco Animal Health, Inc., 5.90%, 08/28/28		156	182,520
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.50%, 07/31/27(b)(h)		655	656,454
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc., 6.13%, 04/01/29(b)(h)		481	481,000
Gruenenthal GmbH, 4.13%, 05/15/28(e)	EUR	100	121,363
Jaguar Holding Co. II/PPD Development LP(b)(h)
4.63%, 06/15/25	USD	90	93,488
5.00%, 06/15/28		589	633,964
Jazz Securities DAC, 4.38%, 01/15/29(b)		441	457,008
Nidda BondCo GmbH, 7.25%, 09/30/25(e)	EUR	100	117,625
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24(e)		100	115,024
Organon & Co./Organon Foreign Debt Co-Issuer BV(b)(h)
4.13%, 04/30/28	USD	790	805,800
5.13%, 04/30/31		772	810,870
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25(b)		266	276,294
Par Pharmaceutical, Inc., 7.50%, 04/01/27(b)(h)		1,251	1,274,456
PRA Health Sciences, Inc., 2.88%, 07/15/26(b)(h)		484	488,840
Prestige Brands, Inc., 3.75%, 04/01/31(b)		149	143,785
Teva Pharmaceutical Finance Netherlands II BV, 6.00%, 01/31/25	EUR	100	125,196

			10,953,976

Producer Durables: Miscellaneous — 0.1%
Oracle Corp., 3.60%, 04/01/50(h)	USD	785	785,941

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Professional Services(b)(k) — 0.3%
Mozart Debt Merger Sub, Inc.
3.88%, 04/01/29	USD	477	$477,000
5.25%, 10/01/29		1,034	1,034,000

			1,511,000

Real Estate Management & Development — 3.8%
Adler Group SA, 2.75%, 11/13/26(e)	EUR	100	99,039
Agile Group Holdings Ltd.(e)
6.05%, 10/13/25	USD	200	187,500
(5 year CMT + 11.08%), 7.75%(a)(n)		400	359,950
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(b)		260	270,725
Central China Real Estate Ltd.(e)
6.88%, 08/08/22		200	144,000
7.25%, 04/24/23		200	133,000
7.90%, 11/07/23		200	123,000
CFLD Cayman Investment Ltd.(e)(f)(j)
8.63%, 02/28/21		200	80,000
8.75%, 09/28/22		200	82,475
6.90%, 01/13/23		200	87,000
8.60%, 04/08/24		200	82,350
China Aoyuan Group Ltd.(e)
7.95%, 02/19/23		650	585,000
6.35%, 02/08/24		400	339,200
6.20%, 03/24/26		200	152,000
China Evergrande Group(e)(f)(j)
8.25%, 03/23/22		420	108,675
9.50%, 04/11/22		200	49,750
11.50%, 01/22/23		450	108,000
12.00%, 01/22/24		250	59,375
China SCE Group Holdings Ltd.(e)
7.25%, 04/19/23		200	194,350
7.38%, 04/09/24		400	384,000
7.00%, 05/02/25		255	238,425
CIFI Holdings Group Co. Ltd.(e)
6.55%, 03/28/24		200	200,750
6.45%, 11/07/24		200	199,500
6.00%, 07/16/25		200	198,500
5.25%, 05/13/26		335	324,950
Country Garden Holdings Co. Ltd.(e)
6.50%, 04/08/24		200	203,350
6.15%, 09/17/25		200	209,000
5.13%, 01/14/27		200	202,287
Dexin China Holdings Co. Ltd., 11.88%, 04/23/22(e)		200	193,350
DIC Asset AG, 2.25%, 09/22/26(e)	EUR	100	113,860
Easy Tactic Ltd.(e)
9.13%, 07/28/22	USD	400	314,800
12.38%, 11/18/22		200	156,000
8.13%, 02/27/23		200	145,000
11.75%, 08/02/23		200	145,000
8.63%, 02/27/24		200	133,000
Fantasia Holdings Group Co. Ltd.(e)
11.75%, 04/17/22		400	156,000
11.88%, 06/01/23		200	62,000
9.25%, 07/28/23		200	63,500
9.88%, 10/19/23		200	60,000
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(b)(h)		389	406,505
Global Prime Capital Pte Ltd., 5.50%, 10/18/23(e)		200	203,287
Greenland Global Investment Ltd., 5.60%, 11/13/22(e)		210	144,900

Security		Par (000)	Value

Real Estate Management & Development (continued)
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(b)	USD	100	$101,500
Haimen Zhongnan Investment Development International Co. Ltd., 12.00%, 06/08/22(e)		200	179,975
Howard Hughes Corp.(b)
5.38%, 08/01/28		180	189,675
4.13%, 02/01/29		149	149,186
4.38%, 02/01/31		179	180,058
Jingrui Holdings Ltd., 12.00%, 07/25/22(e)		200	179,413
Kaisa Group Holdings Ltd.(e)
11.95%, 10/22/22		200	169,760
11.50%, 01/30/23		200	168,850
10.88%, 07/23/23		600	493,425
9.38%, 06/30/24		400	308,000
11.70%, 11/11/25		200	152,500
Kennedy-Wilson, Inc., 4.75%, 02/01/30		136	138,074
KWG Group Holdings Ltd.(e)
7.88%, 09/01/23		200	193,000
7.40%, 03/05/24		200	193,000
5.88%, 11/10/24		231	210,210
Logan Group Co. Ltd.(e)
6.50%, 07/16/23		200	199,350
6.90%, 06/09/24		200	200,787
5.75%, 01/14/25		200	198,500
4.50%, 01/13/28		200	183,500
MAF Sukuk Ltd., 4.64%, 05/14/29(e)		275	312,348
Modern Land China Co. Ltd., 9.80%, 04/11/23(e)		431	357,730
New Metro Global Ltd.(e)
6.80%, 08/05/23		200	197,788
4.80%, 12/15/24		280	263,900
Powerlong Real Estate Holdings Ltd., 7.13%, 11/08/22(e)		200	199,163
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/29(b)		291	301,843
Redsun Properties Group Ltd.(e)
9.95%, 04/11/22		200	193,600
7.30%, 01/13/25		400	331,500
RKPF Overseas Ltd.(e)
Series 2019-A, 6.70%, 09/30/24		513	509,152
Series 2019-A, 6.00%, 09/04/25		200	193,000
Series 2020-A, 5.20%, 01/12/26		232	214,310
Ronshine China Holdings Ltd.(e)
10.50%, 03/01/22		200	165,538
8.95%, 01/22/23		200	146,000
7.35%, 12/15/23		200	149,000
6.75%, 08/05/24		200	138,000
Scenery Journey Ltd.(e)
11.50%, 10/24/22		219	38,873
13.00%, 11/06/22		200	34,538
12.00%, 10/24/23		200	37,000
Seazen Group Ltd.(e)
6.45%, 06/11/22		200	197,000
6.00%, 08/12/24		202	194,930
Shimao Group Holdings Ltd.(e)
5.60%, 07/15/26		200	197,913
3.45%, 01/11/31		200	178,750
Shui On Development Holding Ltd.(e)
5.75%, 11/12/23		200	198,500
6.15%, 08/24/24		200	198,500
5.50%, 03/03/25		209	203,252
Sinic Holdings Group Co. Ltd., 10.50%, 06/18/22(e)		200	30,000

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development (continued)
Sino-Ocean Land Treasure III Ltd., (5 year CMT + 3.26%), 4.90%(a)(e)(n)	USD	200	$168,000
Sunac China Holdings Ltd.(e)
7.25%, 06/14/22		200	183,100
7.95%, 10/11/23		200	163,000
7.50%, 02/01/24		400	325,000
6.50%, 01/10/25		200	162,000
7.00%, 07/09/25		400	319,000
Theta Capital Pte Ltd., 8.13%, 01/22/25(e)		200	207,725
Times China Holdings Ltd.(e)
6.75%, 07/16/23		313	303,277
6.75%, 07/08/25		390	356,850
6.20%, 03/22/26		277	249,992
Unique Pub Finance Co. PLC, Series A4, 5.66%, 06/30/27(e)	GBP	42	64,270
Wanda Group Overseas Ltd.(e)
7.50%, 07/24/22	USD	400	376,000
8.88%, 03/21/23		200	185,500
Yango Justice International Ltd.(e)
10.00%, 02/12/23		400	372,000
7.88%, 09/04/24		200	130,000
7.50%, 02/17/25		200	130,000
Yanlord Land HK Co. Ltd.(e)
6.75%, 04/23/23		200	201,850
6.80%, 02/27/24		200	199,500
Yuzhou Group Holdings Co. Ltd.(e)
8.63%, 01/23/22		200	190,000
8.50%, 02/04/23		200	170,350
8.50%, 02/26/24		610	478,850
8.38%, 10/30/24		200	153,500
7.70%, 02/20/25		200	143,000
8.30%, 05/27/25		200	146,500
Zhenro Properties Group Ltd.(e)
8.70%, 08/03/22		200	194,413
7.88%, 04/14/24		300	270,806
6.63%, 01/07/26		200	169,000

			22,687,727

Road & Rail(b) — 0.4%
Danaos Corp., 8.50%, 03/01/28		100	110,500
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(h)		1,521	1,777,593
Rumo Luxembourg Sarl, 5.88%, 01/18/25		241	249,480
Seaspan Corp., 5.50%, 08/01/29		353	360,350

			2,497,923

Semiconductors & Semiconductor Equipment — 1.4%
Analog Devices, Inc., 3.90%, 12/15/25(h)		375	416,165
Atkore, Inc., 4.25%, 06/01/31(b)		165	169,950
Broadcom, Inc.(h)
3.46%, 09/15/26		578	624,511
4.11%, 09/15/28		1,594	1,773,536
Microchip Technology, Inc.
0.13%, 11/15/24(l)		250	282,611
1.63%, 02/15/25(l)		86	291,647
4.25%, 09/01/25(h)		941	984,033
1.63%, 02/15/27(l)		61	139,292
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 05/01/25(b)		33	34,409
ON Semiconductor Corp., 3.88%, 09/01/28(b)		330	340,725
QUALCOMM, Inc., 1.65%, 05/20/32(h)		1,779	1,694,311

Security		Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Sensata Technologies BV(b)(h)
5.63%, 11/01/24	USD	229	$253,455
5.00%, 10/01/25		324	356,805
4.00%, 04/15/29		321	326,762
Sensata Technologies, Inc.(b)
4.38%, 02/15/30(h)		359	386,270
3.75%, 02/15/31		34	34,232
Synaptics, Inc., 4.00%, 06/15/29(b)		192	196,429

			8,305,143

Software — 1.7%
ACI Worldwide, Inc., 5.75%, 08/15/26(b)(h)		696	727,320
Black Knight InfoServ LLC, 3.63%, 09/01/28(b)		386	387,930
Boxer Parent Co., Inc.
6.50%, 10/02/25(e)	EUR	100	121,615
7.13%, 10/02/25(b)(h)	USD	388	414,132
9.13%, 03/01/26(b)(h)		678	710,924
CDK Global, Inc., 4.88%, 06/01/27(h)		388	406,325
Cedacri Mergeco SpA, (3 mo. Euribor + 4.63%), 4.63%, 05/15/28(a)(e)	EUR	100	116,414
Crowdstrike Holdings, Inc., 3.00%, 02/15/29	USD	281	280,059
Elastic NV, 4.13%, 07/15/29(b)		376	377,880
Helios Software Holdings, Inc./ION Corporate
Solutions Finance Sarl, 4.63%, 05/01/28(b)		200	197,000
MicroStrategy, Inc., 6.13%, 06/15/28(b)		321	324,210
MSCI, Inc.(b)
4.00%, 11/15/29		83	87,872
3.63%, 09/01/30		147	151,961
3.88%, 02/15/31(h)		458	480,327
3.63%, 11/01/31		129	134,234
3.25%, 08/15/33		183	185,097
Nuance Communications, Inc., 5.63%, 12/15/26(h)		237	245,295
Open Text Corp., 3.88%, 02/15/28(b)(h)		268	273,360
Open Text Holdings, Inc., 4.13%, 02/15/30(b)(h)		256	263,040
Playtika Holding Corp., 4.25%, 03/15/29(b)(h)		414	415,321
PTC, Inc.(b)
3.63%, 02/15/25		76	77,140
4.00%, 02/15/28		187	191,909
Rocket Software, Inc., 6.50%, 02/15/29(b)(h)		412	407,880
SS&C Technologies, Inc., 5.50%, 09/30/27(b)(h)		1,649	1,741,233
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)(h)		1,440	1,497,600

			10,216,078

Specialty Retail — 0.6%
National Vision Holdings, Inc., 2.50%, 05/15/25(l)		244	468,537
PetSmart, Inc./PetSmart Finance Corp.(b)
4.75%, 02/15/28		343	352,433
7.75%, 02/15/29(h)		1,505	1,642,331
Staples, Inc.(b)
7.50%, 04/15/26(h)		697	706,915
10.75%, 04/15/27		202	196,698
Tendam Brands SAU, (3 mo. Euribor + 5.25%), 5.25%, 09/15/24(a)(e)	EUR	100	115,105

			3,482,019

Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC/EMC Corp., 7.13%, 06/15/24(b)(h)	USD	638	652,355

Textiles, Apparel & Luxury Goods(b) — 0.1%
Crocs, Inc.
4.25%, 03/15/29		156	160,535

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Textiles, Apparel & Luxury Goods (continued)
Crocs, Inc. (continued)
4.13%, 08/15/31	USD	197	$198,478
Hanesbrands, Inc., 5.38%, 05/15/25		64	67,000
Levi Strauss & Co., 3.50%, 03/01/31		111	112,110
William Carter Co., 5.63%, 03/15/27		160	165,864
Wolverine World Wide, Inc., 4.00%, 08/15/29		101	102,010

			805,997

Thrifts & Mortgage Finance — 0.2%
Home Point Capital, Inc., 5.00%, 02/01/26(b)		211	191,276
Jerrold Finco PLC, 5.25%, 01/15/27(e)	GBP	100	139,847
MGIC Investment Corp., 5.25%, 08/15/28	USD	167	178,197
Nationstar Mortgage Holdings, Inc.(b)
6.00%, 01/15/27		214	224,015
5.50%, 08/15/28(h)		187	192,610
5.13%, 12/15/30		139	139,307
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(b)(k)
2.88%, 10/15/26		189	184,691
4.00%, 10/15/33		191	189,567

			1,439,510

Transportation — 0.0%
Autostrade per l’Italia SpA, 2.00%, 12/04/28(e)	EUR	100	121,570

Transportation Infrastructure — 0.2%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(b)	USD	200	209,787
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(b)		200	208,788
Heathrow Finance PLC, 4.63%, 09/01/29(c)(e)	GBP	100	136,901
Simpar Europe SA, 5.20%, 01/26/31(b)	USD	200	198,790
Transurban Finance Co. Pty Ltd., 4.13%, 02/02/26(b)(h)		435	480,486

			1,234,752

Utilities — 0.5%
Centrais Eletricas Brasileiras SA, 4.63%, 02/04/30(b) .		240	238,440
Consensus Cloud Solutions, Inc.(b)(k)
6.00%, 10/15/26		71	72,953
6.50%, 10/15/28		64	66,416
Genneia SA, 8.75%, 09/02/27(b)		142	135,894
Inkia Energy Ltd., 5.88%, 11/09/27(b)(h)		377	389,592
Mong Doung Finacial Holdings BV, 5.13%, 05/07/29(e)		250	248,877
Pattern Energy Operations LP/Pattern Energy
Operations, Inc., 4.50%, 08/15/28(b)(h)		519	541,057
Solaris Midstream Holdings LLC, 7.63%, 04/01/26(b)		107	114,667
Star Energy Geothermal Darajat II/Star Energy
Geothermal Salak, 4.85%, 10/14/38(b)		280	312,602
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(e)		177	203,088
Thames Water Kemble Finance PLC, 4.63%, 05/19/26(e)	GBP	168	235,834
Vistra Operations Co. LLC(b)
5.50%, 09/01/26	USD	8	8,220
5.63%, 02/15/27(h)		422	436,795
4.38%, 05/01/29		227	228,392

			3,232,827

Wireless Telecommunication Services — 2.5%
Altice France SA
7.38%, 05/01/26(b)(h)		287	297,791

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
Altice France SA (continued)
5.88%, 02/01/27(e)	EUR	100	$121,089
8.13%, 02/01/27(b)(h)	USD	707	760,732
5.50%, 01/15/28(b)(h)		381	387,372
4.13%, 01/15/29(e)	EUR	100	114,532
5.13%, 01/15/29(b)	USD	200	196,000
5.13%, 07/15/29(b)(h)		1,102	1,080,483
5.50%, 10/15/29(b)(k)		477	472,174
Kenbourne Invest SA, 6.88%, 11/26/24(b)		275	289,231
Matterhorn Telecom SA, 4.00%, 11/15/27(e)	EUR	100	118,525
Millicom International Cellular SA
5.13%, 01/15/28(e)	USD	248	256,812
4.50%, 04/27/31(b)		205	215,250
Rogers Communications, Inc., 5.00%, 03/15/44(h)		545	670,260
SBA Communications Corp.(h)
4.88%, 09/01/24		806	819,480
3.88%, 02/15/27		1,248	1,293,240
Sprint Corp.(h)
7.88%, 09/15/23		177	197,771
7.13%, 06/15/24		374	425,687
7.63%, 03/01/26		552	668,872
T-Mobile USA, Inc.
4.75%, 02/01/28(h)		479	508,938
2.63%, 02/15/29		240	242,534
2.88%, 02/15/31(h)		449	452,817
3.50%, 04/15/31		397	418,690
3.50%, 04/15/31(b)		362	381,778
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/29(b)(h)		452	464,957
VICI Properties LP/VICI Note Co., Inc.(b)
3.50%, 02/15/25		387	394,740
4.25%, 12/01/26(h)		968	1,010,911
3.75%, 02/15/27(h)		411	425,385
4.63%, 12/01/29(h)		498	535,350
4.13%, 08/15/30(h)		923	978,380
Vmed O2 UK Financing I PLC
4.00%, 01/31/29(e)	GBP	100	135,751
4.50%, 07/15/31(e)		100	137,435
4.75%, 07/15/31(b)	USD	797	814,279

			15,287,246

Total Corporate Bonds — 81.4% (Cost: $475,114,397)			490,839,764

Floating Rate Loan Interests(a)

Aerospace & Defense — 1.7%
Atlas CC Acquisition Corp.
Term Loan B, (3 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 05/25/28		2,593	2,600,662
Term Loan C, (3 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 05/25/28		527	528,948
Bleriot US Bidco, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.00%), 4.13%, 10/31/26		287	287,104
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, (3 mo. LIBOR + 3.50%), 3.63%, 04/06/26		790	772,188
2020 Term Loan B1, (3 mo. LIBOR + 3.50%), 3.63%, 04/06/26		1,470	1,436,272

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Aerospace & Defense (continued)
Peraton Holding Corp.
2nd Lien Term Loan B1, (1 mo. LIBOR + 7.75%, 0.75% Floor), 8.50%, 02/01/29	USD	884	$900,575
Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/01/28		2,775	2,775,009
TransDigm, Inc., 2020 Term Loan F, (1 mo. LIBOR + 2.25%), 2.33%, 12/09/25		860	849,136

			10,149,894

Air Freight & Logistics — 0.2%
AIT Worldwide Logistics, Inc, 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 03/31/28		215	215,538
Kestrel Bidco, Inc., Term Loan B, (6 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/11/26		758	738,939

			954,477

Airlines — 0.9%
AAdvantage Loyalty IP Ltd./American Airlines, Inc., 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 04/20/28		542	560,141
Air Canada, 2021 Term Loan B, (3 mo. LIBOR +
3.50%, 0.75% Floor), 4.25%, 08/11/28		1,178	1,182,123
American Airlines, Inc.
2017 1st Lien Term Loan, (1 mo. LIBOR + 1.75%), 1.84%, 01/29/27		64	61,458
2017 Incremental Term Loan, (1 mo. LIBOR + 2.00%), 2.08%, 12/15/23		963	941,779
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 06/21/27		1,003	1,065,066
United Airlines, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 04/21/28		1,690	1,699,883

			5,510,450

Auto Components — 0.9%
Adient US LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.50%), 3.58%, 04/08/28		340	340,005
Clarios Global LP, 2021 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.33%, 04/30/26		1,701	1,692,160
Truck Hero, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 01/31/28		978	975,434
USI, Inc.
2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 3.13%, 05/16/24		1,072	1,064,604
2019 Incremental Term Loan B, (3 mo. LIBOR + 3.25%), 3.38%, 12/02/26		84	82,913
Wand NewCo 3, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.00%), 3.08%, 02/05/26		1,054	1,043,609

			5,198,725

Banks — 0.2%
Directv Financing LLC, (3 mo. LIBOR + 5.00%, 0.75% Floor), 5.75%, 07/22/27		1,405	1,405,822

Building Materials — 0.0%
CHI Overhead Doors, Inc, Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 07/31/25		79	79,176
Cornerstone Building Brands, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 04/12/28		126	125,688

			204,864

Security		Par (000)	Value

Building Products — 0.9%
CP Atlas Buyer, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.50% Floor), 4.25%, 11/23/27	USD	1,206	$1,201,393
CPG International, Inc., 2017 Term Loan, (3 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 05/05/24		673	672,856
Jeld-Wen, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 2.33%, 07/28/28		521	519,612
MI Windows And Doors LLC, 2020 Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/18/27		220	220,610
Standard Industries, Inc., 2021 Term Loan B, 3.00%, 09/22/28(q)		1,064	1,064,575
Wilsonart LLC, 2021 Term Loan E, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 12/19/26		1,604	1,604,453

			5,283,499

Capital Markets — 0.7%
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 04/09/27		2,391	2,395,859
2021 USD 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%, 0.75% Floor), 7.50%, 04/07/28		642	661,260
Eagle Broadband Investments LLC, Term Loan, (3 mo. LIBOR + 3.00%, 0.75% Floor), 3.75%, 11/12/27		570	569,695
Focus Financial Partners LLC, 2021 Term Loan, (1 mo. LIBOR + 2.50%, 0.50% Floor), 3.00%, 07/01/28		514	512,247
Greenhill & Co., Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 3.33%, 04/12/24		238	237,228

			4,376,289

Chemicals — 1.9%
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 08/27/26		1,043	1,054,959
Atotech BV, 2021 USD Term Loan B, (3 mo. LIBOR + 2.50%, 0.50% Floor), 3.00%, 03/18/28		1,363	1,360,596
Axalta Coating Systems US Holdings, Inc., USD Term Loan B3, (3 mo. LIBOR + 1.75%), 1.88%, 06/01/24		518	516,145
Element Materials Technology Group US Holdings, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 06/28/24		345	343,776
Element Solutions, Inc., 2019 Term Loan B1, (1 mo. LIBOR + 2.00%), 2.08%, 01/31/26		855	853,221
Encapsys LLC, 2020 Term Loan B2, (PRIME + 2.25%), 5.50%, 11/07/24		556	554,668
Illuminate Buyer LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%), 3.58%, 06/30/27		417	415,857
Invictus Technical Solutions LLC, 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%), 6.83%, 03/30/26		123	122,819
Invictus US LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.08%, 03/28/25		339	338,256
Klockner-Pentaplast of America, Inc., 2021 Term Loan B, (6 mo. LIBOR + 4.75%, 0.50% Floor), 5.25%, 02/12/26		519	520,366
Lonza Group AG, USD Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 07/03/28		385	386,067
Messer Industries GmbH, 2018 USD Term Loan, (3 mo. LIBOR + 2.50%), 2.63%, 03/01/26		685	680,620
Momentive Performance Materials, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 3.34%, 05/15/24		722	720,944

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
New Arclin U.S. Holding Corp.(q)
2021 Delayed Draw Term Loan, 09/30/28	USD	76	$75,491
2021 Term Loan, 09/30/28.		518	517,111
NIC Acquisition Corp., Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/29/27		288	287,195
Oxea Corp., 2017 USD Term Loan B2, (1 mo. LIBOR + 3.25%), 3.38%, 10/14/24		737	733,024
PQ Corp., 2021 Term Loan B, (3 mo. LIBOR + 2.75%, 0.50% Floor), 3.25%, 06/09/28		675	675,449
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 03/16/27		437	437,460
Sparta U.S. HoldCo LLC, 2021 Term Loan, (3 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 08/02/28		477	477,596
Starfruit Finco BV, 2018 USD Term Loan B, (1 mo. LIBOR + 2.75%), 2.83%, 10/01/25		97	96,644
WR Grace & Co., 2021 Term Loan B, 09/22/28(q)		222	222,695

			11,390,959

Commercial Services & Supplies — 1.9%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (3 mo. LIBOR + 3.75%, 0.50% Floor), 4.25%, 05/12/28		1,253	1,253,241
Aramark Services, Inc.
2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 1.83%, 03/11/25		375	365,941
2021 Term Loan B, (1 mo. LIBOR + 2.50%), 2.58%, 04/06/28		383	380,313
Asurion LLC
2018 Term Loan B6, (1 mo. LIBOR + 3.12%), 3.21%, 11/03/23		193	192,063
2018 Term Loan B7, (1 mo. LIBOR + 3.00%), 3.08%, 11/03/24		379	374,993
2020 Term Loan B8, (1 mo. LIBOR + 3.25%), 3.33%, 12/23/26		892	878,465
2021 2nd Lien Term Loan B3, (1 mo. LIBOR + 5.25%), 5.33%, 01/31/28		364	362,711
2021 2nd Lien Term Loan B4, (1 mo. LIBOR + 5.25%), 5.33%, 01/20/29		646	642,609
Bingo Industries Ltd., Term Loan, 07/08/28(d)(q)		191	190,523
Clean Harbors, Inc., 2021 Incremental Term Loan B, 09/21/28(q)		426	425,821
Dealer Tire LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%), 4.33%, 12/12/25		838	837,721
Diamond (BC) BV, 2021 Term Loan B, 09/29/28(q)		1,099	1,099,758
EnergySolutions LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 05/09/25(d)		177	177,006
GFL Environmental, Inc., 2020 Term Loan, (3 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 05/30/25		176	176,183
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 2.38%, 09/19/26(d)		443	431,483
Packers Holdings LLC, 2021 Term Loan, (3 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 03/09/28		980	974,688

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC, 2021 Term Loan, (6 mo. LIBOR + 2.75%, 0.75% Floor), 3.50%, 09/23/26	USD	703	$702,090
Vericast Corp., 2021 Term Loan, (3 mo. LIBOR + 7.75%, 1.00% Floor), 8.75%, 06/16/26		126	117,474
Verscend Holding Corp., 2021 Term Loan B, (1 mo. LIBOR + 4.00%), 4.08%, 08/27/25		1,277	1,278,389
Viad Corp, Initial Term Loan, (3 mo. LIBOR + 5.00%, 0.50% Floor), 5.50%, 07/30/28(d)		356	354,220

			11,215,692

Construction & Engineering — 0.8%
Brand Industrial Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 06/21/24		1,689	1,673,273
Pike Corp., 2021 Incremental Term Loan B, (1 mo. LIBOR + 3.00%), 3.09%, 01/21/28		424	423,796
SRS Distribution, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.50% Floor), 4.25%, 06/02/28		1,780	1,779,252
USIC Holdings, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 05/12/28		716	714,880

			4,591,201

Construction Materials — 0.8%
Core & Main LP, 2021 Term Loan B, (1 mo. LIBOR + 2.50%), 2.59%, 07/27/28		2,699	2,684,859
Filtration Group Corp.
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.08%, 03/29/25		1,125	1,118,806
2020 Incremental Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 03/29/25		505	505,657
Forterra Finance LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/25/23		466	465,670
Tamko Building Products, Inc., Term Loan B, (2 mo. LIBOR + 3.00%), 3.10%, 06/01/26		358	356,019

			5,131,011

Containers & Packaging — 0.9%
BWAY Holding Co., 2017 Term Loan B, (1 mo. LIBOR + 3.25%), 3.33%, 04/03/24		1,057	1,034,175
Charter NEX US, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/01/27		2,250	2,253,899
Flex Acquisition Co., Inc., 2021 Term Loan, (3 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 02/23/28		998	995,337
Pregis TopCo Corp., 1st Lien Term Loan, (1 mo. LIBOR + 4.00%), 4.08%, 07/31/26		137	137,267
Tosca Services LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 08/18/27		328	327,696
Trident TPI Holdings, Inc.(q)
2021 Delayed Draw Term Loan, 4.50%, 09/15/28		65	64,971
2021 Incremental Term Loan, 4.50%, 09/15/28		458	458,043

			5,271,388

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Distributors — 0.4%
American Builders & Contractors Supply Co., Inc., 2019 Term Loan, (1 mo. LIBOR + 2.00%), 2.08%, 01/15/27	USD	885	$878,571
TMK Hawk Parent Corp.
2020 Super Priority First Out Term Loan A, (1 mo. LIBOR + 9.50%, 1.00% Floor), 10.50%, 05/30/24(d)		404	396,001
2020 Super Priority Second Out Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 08/28/24		1,324	1,167,105

			2,441,677

Diversified Consumer Services — 0.9%
Ascend Learning LLC
2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 07/12/24		147	146,425
2020 Incremental Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 07/12/24		317	316,958
Bright Horizons Family Solutions LLC, 2017 Term Loan B, (1 mo. LIBOR + 1.75%, 0.75% Floor), 2.50%, 11/07/23		776	772,844
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.83%, 07/11/25		955	945,505
Midas Intermediate Holdco II LLC, 2020 Term Loan B, (3 mo. LIBOR + 7.75%, 0.75% Floor), 8.50%, 12/22/25		1,528	1,459,910
Nomad Foods Europe Midco Ltd., 2017 USD Term Loan B4, (3 mo. LIBOR + 2.25%), 2.37%, 05/15/24		406	403,913
PAI Holdco, Inc., 2020 Term Loan B, (3 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 10/28/27		297	297,630
Serta Simmons Bedding LLC
2020 Super Priority First Out Term Loan, (1 mo. LIBOR + 7.50%), 8.50%, 08/10/23		188	189,433
2020 Super Priority Second Out Term Loan, (1 mo. LIBOR + 7.50%, 1.00% Floor), 8.50%, 08/10/23		253	239,705
Sotheby’s, 2021 Term Loan B, (3 mo. LIBOR + 4.50%, 0.50% Floor), 5.00%, 01/15/27		631	632,946
Voyage Australia Pty Ltd., USD Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 07/20/28		308	307,615

			5,712,884

Diversified Financial Services — 3.3%
Advisor Group, Inc., 2021 Term Loan, (1 mo. LIBOR + 4.50%), 4.58%, 07/31/26		715	715,696
Alchemy Copyrights LLC, Term Loan B, (1 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 03/10/28(d)		344	344,527
AlixPartners LLP, 2021 USD Term Loan B, (1 mo. LIBOR + 2.75%, 0.50% Floor), 3.25%, 02/04/28		778	775,397
AQGEN Island Holdings, Inc., Term Loan, (3 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 08/02/28		1,120	1,116,270
Belron Finance US LLC, 2021 USD Term Loan B, (3 mo. LIBOR + 2.75%, 0.50% Floor), 3.25%, 04/13/28		1,233	1,230,264
Cogeco Financing 2 LP, 2021 Incremental Term Loan B, (1 mo. LIBOR + 2.50%, 0.50% Floor), 3.00%, 09/01/28		1,325	1,316,162

Security		Par (000)	Value

Diversified Financial Services (continued)
Credito Real SAB de CV Sofom ENR, Term Loan B, (3 mo. LIBOR + 3.75%), 3.88%, 02/17/23(d)	USD	24	$22,932
Delta TopCo, Inc.
2020 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 0.75% Floor), 8.00%, 12/01/28		261	262,848
2020 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/01/27.		1,761	1,761,837
EG Finco Ltd., 2018 Term Loan, (3 mo. LIBOR + 4.00%), 4.13%, 02/07/25		516	514,163
I-Logic Technologies Bidco Ltd., 2021 USD Term Loan B, (1 Week LIBOR + 4.00%, 0.50% Floor), 4.50%, 02/16/28		413	414,128
Kingpin Intermediate Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 07/03/24(d)		684	682,361
KKR Apple Bidco LLC(q)
2021 2nd Lien Term Loan, 07/13/29		100	101,438
2021 Term Loan, 09/22/28		246	245,648
LBM Acquisition LLC
2021 Incremental Delayed Draw Term Loan B2, 4.50%, 12/17/27(q)		302	298,617
2021 Incremental Term Loan B2, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/17/27		602	596,324
Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/17/27.		475	469,791
LEB Holdings (USA), Inc, Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 11/02/27		421	421,561
Milano Acquisition Corp., Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 10/01/27		2,327	2,330,230
RV Retailer LLC, Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 02/08/28		368	367,230
SMG US Midco 2, Inc., 2020 Term Loan, (1 mo. LIBOR + 2.50%), 2.63%, 01/23/25		533	522,901
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 4.25%), 4.38%, 07/30/25		987	958,184
Veritas US, Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 6.00%, 09/01/25		2,832	2,842,119
VS Buyer LLC, Term Loan B, (1 mo. LIBOR + 3.00%), 3.08%, 02/28/27(d)		731	730,131
White Cap Buyer LLC, Term Loan B, (1 mo. LIBOR + 4.00%, 0.50% Floor), 4.50%, 10/19/27		542	543,135
Ziggo Financing Partnership, USD Term Loan I, (1 mo. LIBOR + 2.50%), 2.58%, 04/30/28		510	505,752

			20,089,646

Diversified Telecommunication Services — 0.9%
Cablevision Lightpath LLC, Term Loan B, (1 mo. LIBOR + 3.25%), 3.75%, 11/30/27		228	228,446
ConnectWise LLC, 2021 Term Loan B, 09/29/28(q)		495	493,763
Consolidated Communications, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 10/02/27		349	349,313
Frontier Communications Corp., 2021 DIP Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 05/01/28		757	755,662
GCI LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%, 0.75% Floor), 3.50%, 10/15/25		477	475,509

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Intelsat Jackson Holdings SA
2017 Term Loan B3, (PRIME + 4.75%), 8.00%, 11/27/23	USD	145	$146,605
2021 DIP Term Loan, (3 mo. LIBOR + 4.75%, 1.00% Floor), 3.60%, 10/13/22		57	57,552
Iridium Satellite LLC, 2021 Term Loan B2, (1 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 11/04/26		735	734,909
Level 3 Financing, Inc., 2019 Term Loan B, (1 mo. LIBOR + 1.75%), 1.83%, 03/01/27		566	559,038
MTN Infrastructure TopCo, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 11/15/24		993	990,257
TDC A/S, EUR Term Loan, (EURIBOR + 3.00%), 3.00%, 06/04/25	EUR	820	939,558

			5,730,612

Electric Utilities — 0.4%
ExGen Renewables IV LLC, 2020 Term Loan, (3 mo. LIBOR + 2.50%, 1.00% Floor), 3.50%, 12/15/27	USD	710	709,410
Triton Water Holdings, Inc, Term Loan, (3 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 03/31/28		1,712	1,708,509

			2,417,919

Electrical Equipment — 0.2%
Arcline FM Holdings LLC, 2021 1st Lien Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 06/23/28(d)		344	344,000
Gates Global LLC, 2021 Term Loan B3, (1 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 03/31/27		865	863,573

			1,207,573

Electronic Equipment, Instruments & Components — 0.0%
GrafTech Finance, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.50%, 02/12/25		199	199,224

Environmental, Maintenance, & Security Service — 0.2%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1 mo. LIBOR + 1.75%), 1.83%, 09/07/27		791	787,933
TruGreen Limited Partnership, 2020 Term Loan, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 11/02/27		435	434,646

			1,222,579

Equity Real Estate Investment Trusts (REITs) — 0.0%
RHP Hotel Properties LP, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 2.08%, 05/11/24		245	241,861

Food & Staples Retailing — 0.3%
H Food Holdings LLC, 2018 Incremental Term Loan B2, (1 mo. LIBOR + 4.00%), 4.08%, 05/23/25		321	321,318
US Foods, Inc.
2016 Term Loan B, (1 mo. LIBOR + 1.75%), 1.83%, 06/27/23		1,217	1,209,354
2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.08%, 09/13/26		399	393,718

			1,924,390

Food Products — 0.8%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.84%, 10/01/25.		458	451,635

Security		Par (000)	Value

Food Products (continued)
B&G Foods, Inc., 2019 Term Loan B4, (1 mo. LIBOR + 2.50%), 2.58%, 10/10/26	USD	163	$162,785
Chobani LLC, 2020 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 10/20/27		1,393	1,394,922
Froneri International Ltd., 2020 USD Term Loan, (1 mo. LIBOR + 2.25%), 2.33%, 01/29/27		1,730	1,708,574
Hostess Brands LLC, 2019 Term Loan, (3 mo. LIBOR + 2.25%), 2.36%, 08/03/25		421	419,961
Reynolds Group Holdings, Inc., 2020 Term Loan B2, (1 mo. LIBOR + 3.25%), 3.33%, 02/05/26		256	253,868
Sovos Brands Intermediate, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 06/08/28		355	354,691
UTZ Quality Foods LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.00%), 3.08%, 01/20/28		276	275,491

			5,021,927

Health Care Equipment & Supplies — 0.2%
Insulet Corp., Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 05/04/28		287	287,760
Ortho-Clinical Diagnostics SA, 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.08%, 06/30/25		854	852,502

			1,140,262

Health Care Providers & Services — 0.9%
CHG Healthcare Services, Inc., 2021 Term Loan, 09/29/28(q)		470	470,503
Da Vinci Purchaser Corp., 2019 Term Loan, (1 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 01/08/27		586	588,052
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.83%, 10/10/25		749	664,637
EyeCare Partners LLC, 2020 Term Loan, (3 mo. LIBOR + 3.75%), 3.88%, 02/18/27		865	859,782
Femur Buyer, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 4.50%), 4.63%, 03/05/26		419	393,826
HC Group Holdings II, Inc., Term Loan B, (1 mo. LIBOR + 3.75%), 3.83%, 08/06/26		1,659	1,657,849
Orbcomm, Inc., Term Loan B, (3 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 09/01/28		304	303,492
PetVet Care Centers LLC, 2021 Term Loan B3, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 02/14/25		21	20,834
Sotera Health Holdings LLC, 2021 Term Loan, (1 mo. LIBOR + 2.75%, 0.50% Floor), 3.25%, 12/11/26		578	576,075

			5,535,050

Health Care Services — 0.5%
Azalea Topco, Inc., Term Loan, (1 mo. LIBOR + 3.50%), 3.63%, 07/24/26		1,132	1,124,489
Medical Solutions LLC, 2021 2nd Lien Term Loan, 10/01/29(q)		288	285,120
Unified Physician Management LLC, 2020 Term Loan, (1 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 12/16/27		708	707,889
WP CityMD Bidco LLC, 2021 Term Loan B, (6 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 08/13/26		699	701,225

			2,818,723

Health Care Technology — 0.6%
Athenahealth, Inc., 2021 Term Loan B1, (3 mo. LIBOR + 4.25%), 4.38%, 02/11/26		145	145,561

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Technology (continued)
GoodRx, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 2.83%, 10/10/25	USD	580	$579,416
Polaris Newco LLC, USD Term Loan B, (6 mo. LIBOR + 4.00%, 0.50% Floor), 4.50%, 06/02/28		2,379	2,382,854
Press Ganey Holdings, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 07/24/26		273	272,925

			3,380,756

Hotels, Restaurants & Leisure — 2.7%
1011778 B.C. Unlimited Liability Co., Term Loan B4, (1 mo. LIBOR + 1.75%), 1.84%, 11/19/26		995	982,326
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1 mo. LIBOR + 3.75%), 3.83%, 02/02/26		278	273,169
Aristocrat Leisure Ltd., 2020 Incremental Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 10/19/24		429	430,585
Boyd Gaming Corp., Term Loan B3, (1 Week LIBOR + 2.25%), 2.32%, 09/15/23		390	389,369
Caesars Resort Collection LLC
2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 2.83%, 12/23/24		1,142	1,134,107
2020 Term Loan B1, (3 mo. LIBOR + 3.50%), 3.58%, 07/21/25		1,473	1,473,590
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1 mo. LIBOR + 2.00%), 2.09%, 03/10/28(d)		344	340,827
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 03/08/24		2,329	2,152,669
Four Seasons Hotels Ltd., New 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 2.09%, 11/30/23		546	544,220
Gateway Casinos & Entertainment Ltd., 2018 Term Loan B, (3.00% PIK), 3.00%, 12/01/23(i)		51	50,711
Golden Nugget LLC, 2017 Incremental Term Loan B, (2 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 10/04/23		1,172	1,165,282
Golden Nugget, Inc., 2020 Initial Term Loan, (3 mo. LIBOR + 12.00%, 1.00% Floor), 13.00%, 10/04/23(d)		80	86,075
IRB Holding Corp.
2020 Fourth Amendment Incremental Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/15/27		1,285	1,286,626
2020 Term Loan B, (6 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 02/05/25		610	609,313
Playa Resorts Holding BV, 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 04/29/24		157	153,491
Playtika Holding Corp., 2021 Term Loan, (1 mo. LIBOR + 2.75%), 2.83%, 03/13/28		585	584,592
Scientific Games International, Inc., 2018 Term Loan B5, (1 mo. LIBOR + 2.75%), 2.83%, 08/14/24		359	357,428
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 2.25%), 3.63%, 07/21/26		567	564,883
Station Casinos LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.25%), 2.50%, 02/08/27		841	830,254
Travelport Finance (Luxembourg) Sarl 2020 Super Priority Term Loan, (6.50% PIK), 3.50%, 02/28/25(i)		507	525,616

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Travelport Finance (Luxembourg) Sarl (continued) 2021 Consented Term Loan, (3 mo. LIBOR + 6.75%), 7.75%, 05/29/26	USD	827	$708,864
Twin River Worldwide Holdings, Inc., 2021 Term Loan B, 3.75%, 08/06/28(q)		564	563,611
Whatabrands LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 08/03/28		943	941,604
Wyndham Hotels & Resorts, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 1.83%, 05/30/25		201	199,460

			16,348,672

Household Durables — 0.4%
ACProducts Holdings, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.25%, 0.50% Floor), 4.75%, 05/17/28		1,431	1,428,092
Reynolds Consumer Products LLC, Term Loan, (1 mo. LIBOR + 1.75%), 1.83%, 02/04/27		140	139,329
Springs Windows Fashions LLC, 2021 Term Loan B, 10/06/28(q)		359	356,085
Weber-Stephen Products LLC, Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 10/30/27		408	408,924

			2,332,430

Household Products — 0.0%
Spectrum Brands, Inc., 2021 Term Loan, (3 mo. LIBOR + 2.00%, 0.50% Floor), 2.50%, 03/03/28		220	219,253

Independent Power and Renewable Electricity Producers — 0.2%
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 2.08%, 01/15/25		885	874,603
Calpine Corp., 2019 Term Loan B10, (1 mo. LIBOR + 2.00%), 2.08%, 08/12/26		288	284,255

			1,158,858

Industrial Conglomerates — 0.9%
AVSC Holding Corp.(i)
2020 Term Loan B1, (0.25% PIK), 4.50%, 03/03/25		1,306	1,161,048
2020 Term Loan B3, (10.00% PIK), 10.00%, 10/15/26		408	490,232
Medline Industries, Inc., USD Term Loan B, 09/20/28(q)		1,064	1,061,670
Sequa Mezzanine Holdings LLC, 2020 Extended Term Loan, (3 mo. LIBOR + 6.75%, 1.00% Floor), 7.75%, 11/28/23		453	458,818
Stitch Aquisition Corp., Term Loan B, (3 mo. LIBOR + 6.75%, 0.75% Floor), 7.50%, 07/28/28		264	247,059
Vertical US Newco, Inc., Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 07/29/27		736	737,612
Vertiv Group Corp., 2021 Term Loan B, (1 mo. LIBOR + 2.75%), 2.83%, 03/02/27		1,454	1,444,840

			5,601,279

Insurance — 0.9%
Alliant Holdings Intermediate LLC
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.33%, 05/09/25		841	834,253
2020 Term Loan B3, (1 mo. LIBOR + 3.75%, 0.50% Floor), 4.25%, 11/05/27		606	606,359
AmWINS Group, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%, 0.75% Floor), 3.00%, 02/19/28		1,017	1,010,937

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Insurance (continued)
AssuredPartners, Inc.
2020 Term Loan B, (1 mo. LIBOR + 3.50%), 3.58%, 02/12/27	USD	540	$536,944
2021 Term Loan B, (1 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 02/12/27		286	285,669
HUB International Ltd.
2018 Term Loan B, (3 mo. LIBOR + 2.75%), 2.88%, 04/25/25		351	347,843
2021 Term Loan B, (3 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 04/25/25		697	696,646
NFP Corp., 2020 Term Loan, 02/15/27(q)		114	112,453
Ryan Specialty Group LLC, Term Loan, (1 mo. LIBOR + 3.00%), 3.75%, 09/01/27		203	202,669
Sedgwick Claims Management Services, Inc.
2019 Term Loan B, (1 mo. LIBOR + 3.75%), 3.83%, 09/03/26		526	524,058
2020 Term Loan B3, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 09/03/26		187	187,347

			5,345,178

Interactive Media & Services — 1.2%
Adevinta ASA, USD Term Loan B, (3 mo. LIBOR + 3.00%, 0.75% Floor), 3.75%, 06/26/28		1,068	1,068,451
Arches Buyer, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 12/06/27		938	932,642
Camelot Finance SA, 2020 Incremental Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/30/26		1,626	1,629,275
Go Daddy Operating Co. LLC, 2021 Term Loan B4, (1 mo. LIBOR + 2.00%), 2.08%, 08/10/27		833	826,149
Grab Holdings, Inc., Term Loan B, (6 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 01/29/26		2,477	2,497,595

			6,954,112

Internet & Direct Marketing Retail — 0.2%
CNT Holdings I Corp., 2020 Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 11/08/27		1,088	1,088,220
PUG LLC, 2021 Incremental Term Loan B, (1 mo. LIBOR + 4.25%, 0.50% Floor), 4.75%, 02/12/27(d)		112	111,860

			1,200,080

Internet Software & Services — 0.1%
Uber Technologies, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.50%), 3.58%, 02/25/27		841	840,504

IT Services — 2.1%
Aruba Investments, Inc., 2020 USD Term Loan, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 11/24/27		339	339,719
Banff Merger Sub, Inc., 2021 USD Term Loan, (3 mo. LIBOR + 3.75%), 3.88%, 10/02/25		761	756,933
Camelot Finance SA, Term Loan B, (1 mo. LIBOR + 3.00%), 3.08%, 10/30/26		1,726	1,721,231
CCC Intelligent Solutions Inc., Term Loan B, (3 mo. LIBOR + 2.50%, 0.50% Floor), 3.00%, 09/21/28		734	733,082
CoreLogic, Inc., Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 06/02/28		1,531	1,529,086
Fleetcor Technologies Operating Company LLC, 2021 Term Loan B4, (1 mo. LIBOR + 1.75%), 1.83%, 04/28/28		721	718,877

Security		Par (000)	Value

IT Services (continued)
Greeneden US Holdings II LLC, 2020 USD Term Loan B, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 12/01/27	USD	2,589	$2,596,721
Optiv Security, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 02/01/24		605	596,064
Peak 10 Holding Corp., 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%), 7.33%, 08/01/25		273	250,363
PUG LLC, USD Term Loan, (1 mo. LIBOR + 3.50%), 3.58%, 02/12/27		1,226	1,197,537
Trans Union LLC, 2019 Term Loan B5, (1 mo. LIBOR + 1.75%), 1.83%, 11/16/26		763	758,044
Virtusa Corp.(q)
1st Lien Term Loan B, 7.13%, 12/15/28		447	446,755
Term Loan B, 02/11/28		447	447,202
WEX, Inc., 2021 Term Loan, (1 mo. LIBOR + 2.25%), 2.33%, 03/31/28		435	432,763
ZoomInfo LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.00%), 3.08%, 02/02/26		89	89,000

			12,613,377

Life Sciences Tools & Services — 1.3%
Avantor Funding, Inc., 2021 Term Loan B4, (1 mo. LIBOR + 2.00%), 2.50%, 11/21/24		364	363,623
Avantor, Inc., 2021 Term Loan B5, (1 mo. LIBOR + 2.25%, 0.50% Floor), 2.75%, 11/08/27		865	865,736
eResearchTechnology, Inc., 2020 1st Lien Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 02/04/27		1,850	1,858,362
ICON Luxembourg Sarl
LUX Term Loan, (3 mo. LIBOR + 2.50%, 0.50% Floor), 3.00%, 07/03/28		1,215	1,218,653
US Term Loan, (3 mo. LIBOR + 2.50%, 0.50% Floor), 3.00%, 07/03/28		303	303,629
Maravai Intermediate Holdings LLC, 2020 Term Loan B, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 10/19/27		483	484,752
Parexel International Corp., 2021 1st Lien Term Loan, 4.00%, 08/11/28(q)		899	899,144
PPD, Inc., Initial Term Loan, (1 mo. LIBOR + 2.00%, 0.50% Floor), 2.50%, 01/13/28		1,803	1,799,190

			7,793,089

Machinery — 0.9%
Clark Equipment Co., 2021 Incremental Term Loan, (3 mo. LIBOR + 2.25%), 2.38%, 05/18/24		538	537,288
Columbus McKinnon Corp., 2021 Term Loan B, (3 mo. LIBOR + 2.75%), 3.25%, 05/14/28(d)		169	168,040
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, (1 mo. LIBOR + 1.75%), 1.83%, 03/01/27		572	563,717
Madison IAQ LLC, Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 06/21/28		1,999	1,995,652
Rexnord LLC, 2021 Term Loan B, 10/04/28(q)		64	63,984
Titan Acquisition Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 3.17%, 03/28/25		2,322	2,278,502

			5,607,183

Media — 4.6%
Altice Financing SA
2017 USD Term Loan B, (1 mo. LIBOR + 2.75%), 2.88%, 07/15/25		442	434,234

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Altice Financing SA (continued)
USD 2017 1st Lien Term Loan, (3 mo. LIBOR + 2.75%), 2.90%, 01/31/26	USD	532	$522,043
Altice France SA, 2018 Term Loan B13, (3 mo. LIBOR + 4.00%), 4.12%, 08/14/26		1,335	1,329,431
Cable One, Inc., 2021 Term Loan B4, (1 mo. LIBOR + 2.00%), 2.08%, 05/03/28		411	408,015
Charter Communications Operating LLC, 2019 Term Loan B1, (1 mo. LIBOR + 1.75%), 1.84%, 04/30/25		1,264	1,262,112
City Football Group Ltd., Term Loan, (3 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 07/21/28(d)		680	676,600
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 3.63%, 08/21/26		2,355	2,304,074
Connect Finco Sarl, 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 12/11/26		3,125	3,126,529
CSC Holdings LLC
2017 Term Loan B1, (1 mo. LIBOR + 2.25%), 2.33%, 07/17/25		652	642,320
2019 Term Loan B5, (1 mo. LIBOR + 2.50%), 2.58%, 04/15/27		1,005	992,444
E.W. Scripps Co., 2020 Term Loan B3, (1 mo. LIBOR + 3.00%, 0.75% Floor), 3.75%, 01/07/28		375	375,281
Gray Television, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 2.34%, 02/07/24		684	682,204
Learfield Communications LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/01/23		1,083	1,038,412
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 2.33%, 03/24/25		520	515,230
Live Nation Entertainment, Inc., Term Loan B4, (1 mo. LIBOR + 1.75%), 1.88%, 10/17/26		1,087	1,058,578
MH Sub I LLC
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 3.58%, 09/13/24		1,904	1,898,056
2020 Incremental Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 09/13/24		1,072	1,074,686
2021 2nd Lien Term Loan, (1 mo. LIBOR + 6.25%), 6.34%, 02/12/29		581	589,169
Nexstar Broadcasting, Inc., 2019 Term Loan B4, (1 mo. LIBOR + 2.50%), 2.59%, 09/18/26		459	458,292
Radiate Holdco LLC, 2020 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 09/25/26		1,144	1,142,105
Sinclair Television Group Inc., 2021 Term Loan B3, (1 mo. LIBOR + 3.00%), 3.09%, 04/01/28		192	189,468
Terrier Media Buyer, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.50%), 3.58%, 12/17/26		586	584,467
Trader Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 09/28/23(d)		1,479	1,475,827
Trader Interactive LLC, 2021 Term Loan B, (3 mo. LIBOR + 4.00%, 0.50% Floor), 4.50%, 07/28/28(d)		243	242,393
UPC Financing Partnership, 2021 USD Term Loan AX, (1 mo. LIBOR + 3.00%), 3.08%, 01/31/29		228	227,193
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1 mo. LIBOR + 3.25%), 3.33%, 01/31/29		917	916,743

Security		Par (000)	Value

Media (continued)
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 2.84%, 05/18/25	USD	1,360	$1,331,032
WMG Acquisition Corp., 2021 Term Loan G, (1 mo. LIBOR + 2.12%), 2.21%, 01/20/28		261	259,236
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR + 3.00%), 3.08%, 03/09/27		2,250	2,228,803

			27,984,977

Metals & Mining — 0.1%
Ball Metalpack LLC, 2018 1st Lien Term Loan B, (3 mo. LIBOR + 4.50%), 4.62%, 07/31/25		664	662,687

Oil, Gas & Consumable Fuels — 0.2%
Ascent Resources Utica LLC, 2020 Fixed 2nd Lien Term Loan, (3 mo. LIBOR + 9.00%, 1.00% Floor), 10.00%, 11/01/25		330	360,799
Citgo Holding, Inc., 2019 Term Loan B, (3 mo. LIBOR + 7.00%, 1.00% Floor), 8.00%, 08/01/23		2	1,933
Edgewater Generation LLC, Term Loan, (1 mo. LIBOR + 3.75%), 3.83%, 12/13/25		421	400,465
EG Group Ltd., 2018 USD Term Loan B, (3 mo. LIBOR + 4.00%), 4.13%, 02/07/25		246	245,113
Lealand Finance Company BV, 2020 Take Back Term Loan, (3.00% PIK), 3.00%, 06/30/25(i)		112	49,739
McDermott Technology Americas, Inc., 2020 Make Whole Term Loan, (1 mo. LIBOR + 3.00%), 3.08%, 06/30/24(d)		16	8,677
Murphy USA, Inc., Term Loan B, (1 mo. LIBOR + 1.75%, 0.50% Floor), 2.25%, 01/31/28		252	252,367

			1,319,093

Personal Products — 0.6%
Prestige Brands, Inc., 2021 Term Loan B5, (1 mo. LIBOR + 2.00%, 0.50% Floor), 2.50%, 07/03/28		212	211,635
Sunshine Luxembourg VII Sarl, 2021 Term Loan B3, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 10/01/26		3,141	3,148,777

			3,360,412

Pharmaceuticals — 1.1%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 3.63%, 05/04/25		844	832,182
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1 mo. LIBOR + 2.00%, 0.50% Floor), 2.50%, 02/22/28		1,051	1,050,315
Elanco Animal Health, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 1.84%, 08/01/27		288	284,339
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, (1 Week LIBOR + 2.00%), 2.07%, 11/15/27		697	684,917
Jazz Financing Lux Sarl, USD Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 05/05/28		1,270	1,271,252
Organon Finance 1 LLC, USD Term Loan, (3 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 06/02/28		698	699,374

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Pharmaceuticals (continued)
Precision Medicine Group LLC, 2021 Term Loan, (3 mo. LIBOR + 3.00%, 0.75% Floor), 3.75%, 11/18/27	USD	515	$514,952
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.08%, 06/02/25		1,008	1,006,413

			6,343,744

Professional Services — 0.4%
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR + 3.25%), 3.34%, 02/06/26		2,369	2,365,781

Real Estate Management & Development — 0.1%
Cushman & Wakefield U.S. Borrower LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%), 2.83%, 08/21/25		561	556,023

Road & Rail — 0.1%
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 5.50%), 5.58%, 08/04/25		386	363,318

Semiconductors & Semiconductor Equipment — 0.1%
Cabot Microelectronics Corp., 2019 Term Loan B1, (1 mo. LIBOR + 2.00%), 2.13%, 11/17/25		461	459,531

Software — 6.2%
Applied Systems, Inc.
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 09/19/24		470	469,968
2021 2nd Lien Term Loan, (3 mo. LIBOR + 5.50%, 0.75% Floor), 6.25%, 09/19/25		251	254,002
Barracuda Networks, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/12/25		1,298	1,300,560
Cloudera, Inc.
2021 2nd Lien Term Loan, 6.50%, 08/10/29(d)(q)		618	614,910
2021 Term Loan, 4.25%, 08/10/28(q)		1,722	1,718,780
Term Loan B, (1 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 12/22/27		720	719,480
Cornerstone OnDemand, Inc.
2021 Term Loan, 09/21/28(q)		520	518,700
2021 Term Loan B, (1 mo. LIBOR + 3.25%), 3.33%, 04/22/27		417	415,854
Digicel International Finance Ltd., 2017 Term Loan B, (6 mo. LIBOR + 3.25%), 3.43%, 05/28/24		490	472,438
DTI Holdco, Inc., 2018 Term Loan B, (3 mo. LIBOR + 4.75%, 1.00% Floor), 5.75%, 09/30/23		486	479,028
E2open LLC, 2020 Term Loan B, (3 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 02/04/28		114	113,929
Epicor Software Corp.
2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 8.75%, 07/31/28		850	872,313
2020 Term Loan, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 07/30/27		291	290,594
Helios Software Holdings, Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 3.75%), 3.88%, 03/11/28		868	867,040
Informatica LLC
2020 USD 2nd Lien Term Loan, (Fixed + 7.12%), 7.13%, 02/25/25		679	687,827
2020 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.33%, 02/25/27		1,644	1,638,206
IPS Corp.(q) 2021 Delayed Draw Term Loan, 09/21/28		51	50,817

Security		Par (000)	Value

Software (continued)
IPS Corp.(q) (continued)
2021 Term Loan, 09/21/28	USD	255	$254,017
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3 mo. LIBOR + 5.00%, 0.75% Floor), 5.75%, 07/27/28		2,493	2,492,227
2021 USD 2nd Lien Term Loan, (3 mo. LIBOR + 8.25%), 9.00%, 07/27/29(d)		1,211	1,209,486
McAfee LLC, 2018 USD Term Loan B, (1 mo. LIBOR + 3.75%), 3.84%, 09/30/24		410	410,305
Mitchell International, Inc.
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 7.33%, 12/01/25		396	394,688
2020 Add-On Term Loan, (1 mo. LIBOR + 4.25%, 0.50% Floor), 4.75%, 11/29/24		528	528,210
Netsmart Technologies, Inc., 2020 Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 10/01/27		581	583,283
Planview Parent, Inc., Term Loan, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 12/17/27		1,034	1,036,252
Project Alpha Intermediate Holding, Inc., 2021 Term Loan B, (1 mo. LIBOR + 4.00%), 4.09%, 04/26/24		602	600,920
Proofpoint, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 08/31/28		1,278	1,270,971
RealPage, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 04/24/28		4,074	4,060,146
Renaissance Holding Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.33%, 05/30/25		31	31,017
Severin Acquisition LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.34%, 08/01/25		1,859	1,848,069
Sophia LP, 2020 1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 10/07/27		2,086	2,093,182
SS&C Technologies Holdings Europe Sarl, 2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 1.83%, 04/16/25		478	472,584
SS&C Technologies, Inc., 2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 1.83%, 04/16/25		631	624,448
Tempo Acquisition LLC
2020 Extended Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 11/02/26		2,728	2,731,858
2021 Term Loan B, (1 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 08/31/28		215	215,178
Tibco Software, Inc., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 7.34%, 03/03/28		1,429	1,442,669
Ultimate Software Group, Inc.
2020 2nd Lien Incremental Term Loan, (3 mo. LIBOR + 6.75%, 0.75% Floor), 7.50%, 05/03/27		794	806,569
2021 Incremental Term Loan, (3 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 05/04/26		1,148	1,149,286
Term Loan B, (1 mo. LIBOR + 3.75%), 3.83%, 05/04/26		1,692	1,694,732

			37,434,543

Specialty Retail — 1.3%
Belron Finance US LLC
2018 Term Loan B, (3 mo. LIBOR + 2.25%), 2.38%, 11/13/25		181	179,830
2019 USD Term Loan B, (3 mo. LIBOR + 2.25%), 2.44%, 10/30/26		413	409,943

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Specialty Retail (continued)
CD&R Firefly Bidco Ltd., 2018 GBP Term Loan B1, (LIBOR - GBP + 4.75%), 4.82%, 06/23/25	GBP	1,000	$1,338,642
EG Group Ltd., 2021 Term Loan, (3 mo. LIBOR + 4.25%, 0.50% Floor), 4.75%, 03/31/26	USD	235	234,984
Mavis Tire Express Services Corp., 2021 Term Loan B, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 05/04/28.		1,284	1,286,119
MED ParentCo LP, 1st Lien Term Loan, (1 mo. LIBOR + 4.25%), 4.33%, 08/31/26		831	828,261
PetSmart, Inc., 2021 Term Loan B, (6 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/11/28		2,223	2,226,179
Pilot Travel Centers LLC, 2021 Term Loan B, (1 mo. LIBOR + 2.00%), 2.08%, 07/28/28		433	431,454
Research Now Group, Inc., 2017 1st Lien Term Loan, (6 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 12/20/24		440	434,828
Woof Holdings, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/21/27		229	228,994

			7,599,234

Technology Hardware, Storage & Peripherals — 0.1%
Electronics for Imaging, Inc., Term Loan, (1 mo. LIBOR + 5.00%), 5.08%, 07/23/26		525	494,305
Western Digital Corp., 2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 1.84%, 04/29/23		171	170,834

			665,139

Trading Companies & Distributors — 0.3%
Beacon Roofing Supply, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 2.33%, 05/19/28		620	616,543
Foundation Building Materials Holding Company LLC, 2021 Term Loan, (3 mo. LIBOR + 7.00%, 1.00% Floor), 3.75%, 02/03/28		622	616,941
ION Trading Finance Ltd., 2021 Term Loan, (3 mo. LIBOR + 4.75%), 4.92%, 04/01/28		302	302,584

			1,536,068

Transportation Infrastructure — 0.1%
First Student Bidco, Inc.
Term Loan B, (2 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 07/21/28		482	478,847
Term Loan C, (3 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 07/21/28		178	176,756

			655,603

Wireless Telecommunication Services — 0.4%
GOGO Intermediate Holdings LLC, Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 04/30/28		436	436,366
Metronet Systems Holdings LLC, 2021 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 05/26/28		266	265,908

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 1.84%, 04/11/25	USD	1,066	$1,055,589
Xplornet Communications, Inc., 2020 Term Loan B, (1 mo. LIBOR + 4.75%), 4.84%, 06/10/27		881	879,583

			2,637,446

Total Floating Rate Loan Interests — 48.0% (Cost: $287,893,725)			289,726,968

Foreign Agency Obligations

Argentina — 0.0%
Argentine Republic Government International Bond, 3.50%, 07/09/41(c)		451	164,390

Bahrain — 0.1%
Bahrain Government International Bond, 6.75%, 09/20/29(e)		200	214,225
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(e)		400	456,000

			670,225

Colombia — 0.3%
Colombia Government International Bond(h)
4.50%, 01/28/26		1,354	1,449,880
3.88%, 04/25/27		200	207,350

			1,657,230

Dominican Republic — 0.2%
Dominican Republic International Bond
5.95%, 01/25/27(e)		491	551,147
4.50%, 01/30/30(b)(h)		302	306,398
4.88%, 09/23/32(b)		185	188,735
6.40%, 06/05/49(e)		150	158,841

			1,205,121

Egypt — 0.3%
Egypt Government International Bond
5.75%, 05/29/24(b)		215	222,525
5.88%, 06/11/25(e)		335	345,016
7.60%, 03/01/29(e)		616	634,480
8.50%, 01/31/47(b)(h)		321	307,358

			1,509,379

Ghana — 0.1%
Ghana Government International Bond
6.38%, 02/11/27(e)		200	186,250
7.75%, 04/07/29(b)		201	190,950
8.63%, 04/07/34(b)		260	245,700

			622,900

Iceland — 0.5%
Iceland Government International Bond, 5.88%, 05/11/22(e)		3,030	3,109,193

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Indonesia — 0.2%
Indonesia Government International Bond(h)
4.10%, 04/24/28	USD	650	$729,341
5.35%, 02/11/49		200	257,725

			987,066

Mexico — 0.2%
Mexico Government International Bond, 4.15%, 03/28/27(h)		1,052	1,185,604

Mongolia — 0.0%
Mongolia Government International Bond, 5.13%, 04/07/26(e)		250	261,903

Morocco — 0.1%
Morocco Government International Bond(b)
3.00%, 12/15/32(h)		300	284,625
4.00%, 12/15/50		200	182,250

			466,875

Oman — 0.0%
Oman Government International Bond, 6.50%, 03/08/47(e)		308	296,219

Panama — 0.1%
Panama Government International Bond(h)
3.16%, 01/23/30		445	458,712
4.50%, 04/16/50		211	229,106

			687,818

Paraguay — 0.1%
Paraguay Government International Bond(b)
4.95%, 04/28/31		300	337,556
5.40%, 03/30/50		200	229,225

			566,781

Peru — 0.1%
Peruvian Government International Bond
2.78%, 01/23/31(h)		29	28,742
1.86%, 12/01/32		259	235,253
5.63%, 11/18/50		165	223,864

			487,859

Portugal — 0.6%
Portugal Government International Bond, 5.13%, 10/15/24(b)		3,190	3,593,426

Qatar — 0.1%
Qatar Government International Bond, 4.00%, 03/14/29(b)(h)		473	537,328

Romania — 0.0%
Romanian Government International Bond, 3.00%, 02/14/31(b)(h)		280	285,390

Russia — 0.1%
Russian Foreign Bond - Eurobond(e)
4.75%, 05/27/26		200	224,912
4.25%, 06/23/27		200	222,900

			447,812

Security		Par (000)	Value

Saudi Arabia — 0.1%
Saudi Government International Bond, 4.50%, 04/17/30(e)	USD	595	$696,150

South Africa — 0.0%
Republic of South Africa Government International Bond, 5.88%, 05/30/22		200	206,475

Sri Lanka — 0.1%
Sri Lanka Government International Bond(e)
6.85%, 03/14/24		400	254,075
6.35%, 06/28/24		200	127,537
7.85%, 03/14/29		400	243,450

			625,062

Ukraine — 0.2%
Ukraine Government International Bond
8.99%, 02/01/24(e)		200	220,200
9.75%, 11/01/28(e)		236	276,975
7.25%, 03/15/33(b)(h)		400	403,450

			900,625

Total Foreign Agency Obligations — 3.5% (Cost: $20,708,134)			21,170,831

		Shares

Investment Companies

Fixed Income Funds — 0.5%
Invesco Senior Loan ETF(r)(s)		141,801	3,135,220

Total Investment Companies — 0.5% (Cost: $3,153,537)			3,135,220

		Par (000)

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 0.6%
Countrywide Alternative Loan Trust
Series 2005-54CB, Class 3A4, 5.50%, 11/25/35	USD	1,217	909,803
Series 2006-J8, Class A5, 6.00%, 02/25/37		2,020	1,263,515
Series 2007-19, Class 1A1, 6.00%, 08/25/37		594	421,644
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2005-17, Class 1A6, 5.50%, 09/25/35		141	142,249
Series 2006-17, Class A2, 6.00%, 12/25/36		700	438,798
Series 2007-HY5, Class 3A1, 2.98%, 09/25/37(a)		378	371,676
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 2.63%, 10/25/35(a)		359	252,632

			3,800,317

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities — 0.9%
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class C, 3.72%, 04/14/33(a)(b)	USD	4,830	$5,119,260

Total Non-Agency Mortgage-Backed Securities — 1.5% (Cost: $9,022,176)			8,919,577

	Benefical Interest (000)

Other Interests

IT Services(d)(t) — 0.0%
Millennium Corp.	USD	918	—
Millennium Lender Claims		861	—

Total Other Interests — 0.0% (Cost: $ — )			—

		Par (000)

Preferred Securities

Capital Trusts — 4.5%

Automobiles — 0.1%
General Motors Financial Co., Inc., Series C, 5.70%(a)(h)(n)	USD	365	420,206

Banks(a) — 1.2%
Al Ahli Bank of Kuwait KSCP, 7.25%(e)(n)		200	212,100
Banco Mercantil del Norte SA, 6.75%(b)(h)(n)		396	418,225
Bank of East Asia Ltd., 5.88%(e)(n)		250	258,437
BBVA Bancomer SA, 5.13%, 01/18/33(e)		220	228,525
Burgan Bank SAK, 5.75%(e)(n)		250	254,734
CaixaBank SA, 6.38%(e)(n)	EUR	200	250,165
CIT Group, Inc., Series A, 5.80%(n)	USD	235	239,994
Industrial & Commercial Bank of China Ltd., 3.20%(e)(n)		200	200,500
ING Groep NV, 3.88%(n)		1,750	1,697,325
Kasikornbank PCL, 5.28%(e)(n)		405	423,807
Nanyang Commercial Bank Ltd., 5.00%(e)(n)		200	201,938
Nordea Bank Abp, 3.75%(b)(n)		560	550,900
Rizal Commercial Banking Corp., 6.50%(e)(n)		200	211,537
TMBThanachart Bank PCL, 4.90%(e)(n)		250	252,391
Wells Fargo & Co.(h)(n)
Series S, 5.90%		1,500	1,614,375
Series U, 5.88%		384	427,972

			7,442,925

Building Materials — 0.0%
Cemex SAB de CV, 5.13%(a)(b)(n)		200	202,500

Diversified Financial Services(a)(n) — 2.7%
Bank of America Corp.(h)
Series AA, 6.10%		15	16,727
Series DD, 6.30%		215	249,400
Series X, 6.25%		1,929	2,121,900
Series Z, 6.50%		143	160,017
Barclays PLC, 4.38%		455	454,681
Credit Suisse Group AG
6.38%(b)(h)		295	323,762
6.25%(e)		200	215,478

Security		Par (000)	Value

Diversified Financial Services (continued)
HSBC Holdings PLC(h)
6.25%	USD	695	$724,537
6.00%		415	454,944
JPMorgan Chase & Co.(h)
Series FF, 5.00%		2,865	2,990,344
Series HH, 4.60%		253	258,693
Series R, 6.00%		92	97,060
Lloyds Banking Group PLC, 7.50%(h)		1,250	1,450,136
Morgan Stanley, Series H, 3.74%(h)		1,026	1,035,234
Natwest Group PLC, 6.00%(h)		1,185	1,326,169
Societe Generale SA, 5.38%(b)(h)		2,250	2,408,917
UBS Group AG, 3.88%(b)		1,500	1,499,835
Woori Bank, 4.25%(e)		250	259,813

			16,047,647

Diversified Telecommunication Services(a)(e)(n) — 0.1%
Telefonica Europe BV
5.88%	EUR	100	128,432
4.38%		100	125,543

			253,975

Electric Utilities — 0.4%
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79(a)(h)	USD	1,750	2,052,749

Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., 4.13%, 10/15/26(e)	EUR	100	118,232

Insurance — 0.0%
Heungkuk Life Insurance Co. Ltd., 4.48%(a)(e)(n)	USD	200	202,663

Oil, Gas & Consumable Fuels — 0.0%
Abertis Infraestructuras Finance BV, 3.25%(a)(e)(n)	EUR	100	118,805

Real Estate Management & Development — 0.0%
Heimstaden Bostad AB, 3.00%(a)(e)(n)		100	114,247

Transportation Infrastructure — 0.0%
Poste Italiane SpA, 2.63%(a)(e)(n)		100	114,821

Utilities — 0.0%
Electricite de France SA, 3.00%(a)(e)(n)		200	240,740

Total Capital Trusts — 4.5%			27,329,510

		Shares

Preferred Stocks — 1.7%

Banks — 0.0%
CF-B L2 (D) LLC, (Acquired 04/08/15, Cost: $134,650)(g)		137,556	1,415

Capital Markets(a)(n) — 1.7%
Goldman Sachs Group, Inc., Series J, 5.50%		202,526	5,492,505
Morgan Stanley
Series F, 6.88%		120,000	3,362,400
Series K, 5.85%		53,253	1,577,887

			10,432,792

Total Preferred Stocks — 1.7%			10,434,207

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Shares	Value

Trust Preferred — 0.1%

Diversified Financial Services — 0.1%
GMAC Capital Trust I, Series 2, 5.91%, 02/15/40(a)		7,687	$194,020

Total Preferred Securities — 6.3% (Cost: $35,983,561)			37,957,737

		Par (000)

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations — 0.3%
Fannie Mae Connecticut Avenue Securities, Series 2017-C03, Class 1M2, (1 mo. LIBOR US + 3.00%), 3.09%, 10/25/29(a)	USD	1,412	1,450,809

Mortgage-Backed Securities — 6.4%
Uniform Mortgage-Backed Securities
2.50%, 10/14/21 - 11/01/51(u)		24,100	24,843,731
5.00%, 08/01/23		11	11,481
2.00%, 10/01/36(u)		12,500	12,873,535
Series K042, Class X1, 1.16%, 12/25/24(a)		32,831	941,793

			38,670,540

Total U.S. Government Sponsored Agency Securities — 6.7% (Cost: $40,247,411)			40,121,349

U.S. Treasury Obligations
U.S. Treasury Bonds(h)
2.88%, 05/15/49		1,350	1,579,289
1.88%, 02/15/51		3,250	3,099,180
U.S. Treasury Notes(h)
2.75%, 04/30/23 - 08/31/25		14,150	14,939,227
1.25%, 03/31/28		8,000	8,000,312
1.13%, 02/15/31		6,500	6,295,859

Total U.S. Treasury Obligations — 5.6% (Cost: $32,587,801)			33,913,867

		Shares

Warrants

Metals & Mining — 0.0%
Ameriforge Group, Inc. (Expires 06/08/22)		2,542	—

Security		Shares	Value

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Expires 10/27/24)(f)		345	$4,140

Total Warrants — 0.0% (Cost: $ — )			4,140

Total Long-Term Investments — 157.2% (Cost: $933,496,362)			948,124,196

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(r)(s)		6,759,877	6,759,876

Total Short-Term Securities — 1.1% (Cost: $6,759,877)			6,759,876

Options Purchased — 0.5% (Cost: $3,374,857)			3,077,550

Total Investments Before TBA Sale Commitments and Options Written — 158.8% (Cost: $943,631,096)			957,961,622

		Par (000)

TBA Sale Commitments

Mortgage-Backed Securities — (0.4)%
Uniform Mortgage-Backed Securities, 2.50%, 10/14/51(u)	USD	(2,400)	(2,474,531)

Total TBA Sale Commitments — (0.4)% (Proceeds: $(2,472,055))			(2,474,531)

Options Written — (0.5)% (Premiums Received: $(3,798,490))			(3,156,377)

Total Investments, Net of TBA Sale Commitments and Options Written — 157.9% (Cost: $937,360,551)			952,330,714

Liabilities in Excess of Other Assets — (57.9)%			(349,131,188)

Net Assets — 100.0%			$603,199,526

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

S C H E D U L E O F I N V E S T M E N T S	30

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Limited Duration Income Trust (BLW)

(f)	Non-income producing security.
(g)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $250,360, representing less than 0.05% of its net assets as of period end, and an original cost of $189,527.

(h)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	When-issued security.
(l)	Convertible security.
(m)	Zero-coupon bond.
(n)	Perpetual security with no stated maturity date.
(o)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(p)	Rounds to less than 1,000.
(q)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(r)	Affiliate of the Fund.
(s)	Annualized 7-day yield as of period end.
(t)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(u)	Represents or includes a TBA transaction.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$9,760,422	$—	$(3,000,546	)(a)	$—	$—	$6,759,876	6,759,877	$737	$—
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	1,381,300	—	(1,354,738)		85,044	(111,606)	—	—	15,552	—

					$85,044	$(111,606)	$6,759,876		$16,289	$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
Barclays Capital, Inc.	0.35	%(b)	05/12/21	Open		$150,765	$150,950	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.35	(b)	05/12/21	Open		313,544	313,928	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.35	(b)	05/12/21	Open		259,958	260,276	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.35	(b)	05/12/21	Open		15,775	15,794	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.35	(b)	05/12/21	Open		353,063	353,495	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.35	(b)	05/12/21	Open		60,569	60,643	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.35	(b)	05/12/21	Open		418,770	419,283	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.35	(b)	05/12/21	Open		79,134	79,231	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.35	(b)	05/12/21	Open		131,645	131,806	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.35	(b)	05/12/21	Open		52,516	52,580	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.35	(b)	05/12/21	Open		37,496	37,542	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.35	(b)	05/12/21	Open		48,013	48,071	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.35	(b)	05/12/21	Open		180,960	181,182	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.35	(b)	05/12/21	Open		198,240	198,483	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.35	(b)	05/12/21	Open		99,130	99,251	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.60	(b)	05/19/21	Open		44,135	44,228	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	05/19/21	Open		349,081	349,937	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	05/19/21	Open		517,040	518,397	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	05/24/21	Open		86,625	86,858	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.34	(b)	05/27/21	Open		533,180	533,814	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.34	(b)	05/27/21	Open		459,241	459,788	Corporate Bonds	Open/Demand

31

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Credit Agricole Corporate and Investment Bank	0.34	%(b)	05/27/21	Open	$433,080	$433,595	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.34	(b)	05/27/21	Open	417,050	417,546	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.34	(b)	05/27/21	Open	488,700	489,282	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.34	(b)	05/27/21	Open	718,900	719,756	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.34	(b)	05/27/21	Open	578,437	579,126	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.34	(b)	05/27/21	Open	394,908	395,377	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.34	(b)	05/27/21	Open	428,691	429,201	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.34	(b)	05/27/21	Open	623,450	624,192	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.34	(b)	05/27/21	Open	528,950	529,579	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.34	(b)	05/27/21	Open	369,255	369,694	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.29	(b)	05/28/21	Open	27,804	27,831	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.65	(b)	05/28/21	Open	582,175	583,499	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	06/02/21	Open	930,000	931,395	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	06/02/21	Open	614,100	615,193	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	06/02/21	Open	177,884	178,227	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	06/02/21	Open	1,634,297	1,637,416	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	06/02/21	Open	450,450	451,310	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	06/02/21	Open	5,803,510	5,814,585	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	06/02/21	Open	773,500	774,976	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	06/02/21	Open	318,000	318,607	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	06/02/21	Open	445,588	446,438	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	06/02/21	Open	551,281	552,333	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	06/02/21	Open	869,325	870,984	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	06/02/21	Open	720,545	721,920	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	06/02/21	Open	862,387	864,033	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	06/02/21	Open	520,327	521,320	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	06/02/21	Open	280,780	281,316	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	06/02/21	Open	674,347	675,634	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	06/02/21	Open	274,838	275,368	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	06/02/21	Open	725,517	726,902	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	06/02/21	Open	231,179	231,641	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/02/21	Open	608,915	610,234	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/02/21	Open	413,080	413,975	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/02/21	Open	633,600	634,973	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/02/21	Open	107,535	107,768	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/02/21	Open	232,853	233,357	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/02/21	Open	521,397	522,527	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/02/21	Open	598,336	599,633	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/02/21	Open	497,920	498,999	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/02/21	Open	388,395	389,237	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/02/21	Open	666,420	667,864	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/02/21	Open	961,330	963,413	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/02/21	Open	590,021	591,300	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	06/02/21	Open	326,630	327,370	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	06/02/21	Open	692,125	693,694	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	06/02/21	Open	547,461	548,702	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	06/02/21	Open	653,185	654,666	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	06/02/21	Open	839,002	840,904	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	06/02/21	Open	447,666	448,681	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	06/02/21	Open	672,534	674,058	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	06/02/21	Open	585,000	586,326	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	06/02/21	Open	452,071	453,126	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	32

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BNP Paribas S.A.	0.70	%(b)	06/02/21	Open	$1,402,312	$1,405,585	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	06/02/21	Open	461,588	462,665	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	06/02/21	Open	611,512	612,939	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	06/02/21	Open	709,702	711,358	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	06/02/21	Open	113,600	113,865	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	06/03/21	Open	601,544	602,681	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	06/03/21	Open	198,875	199,269	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	06/03/21	Open	1,017,480	1,019,498	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	06/03/21	Open	413,806	414,627	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	06/03/21	Open	530,347	531,399	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	06/03/21	Open	1,074,925	1,077,057	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	06/03/21	Open	185,000	185,367	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	06/03/21	Open	1,173,287	1,175,615	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	06/03/21	Open	349,688	350,381	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	06/03/21	Open	140,675	140,954	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.63	(b)	06/03/21	Open	332,509	333,201	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.63	(b)	06/03/21	Open	216,288	216,738	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.63	(b)	06/03/21	Open	409,221	410,073	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.63	(b)	06/03/21	Open	233,998	234,485	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.63	(b)	06/03/21	Open	483,551	484,558	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.63	(b)	06/03/21	Open	246,075	246,587	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/03/21	Open	1,955,542	1,959,744	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/03/21	Open	228,160	228,650	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/03/21	Open	283,508	284,117	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/03/21	Open	454,485	455,462	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/03/21	Open	229,298	229,790	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/03/21	Open	339,771	340,501	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/03/21	Open	857,990	859,833	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/03/21	Open	333,040	333,756	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/03/21	Open	335,948	336,669	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/03/21	Open	396,240	397,091	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/03/21	Open	226,550	227,037	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/03/21	Open	425,631	426,546	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/03/21	Open	493,852	494,914	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/03/21	Open	237,850	238,361	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/03/21	Open	349,650	350,401	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/03/21	Open	553,455	554,644	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/03/21	Open	673,265	674,712	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/03/21	Open	392,531	393,375	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	06/03/21	Open	179,213	179,615	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	06/03/21	Open	1,128,375	1,130,911	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.69	(b)	06/03/21	Open	1,667,922	1,671,727	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	06/03/21	Open	280,125	280,773	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	06/03/21	Open	841,620	843,567	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	06/03/21	Open	1,056,257	1,058,702	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.73	(b)	06/03/21	Open	204,000	204,492	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	06/03/21	Open	349,488	350,354	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	06/03/21	Open	1,308,591	1,311,835	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	06/03/21	Open	340,204	341,047	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	06/03/21	Open	313,228	314,004	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	06/03/21	Open	722,722	724,514	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	06/03/21	Open	849,801	852,049	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	06/03/21	Open	141,200	141,573	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.95	(b)	06/03/21	Open	1,196,620	1,200,378	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	06/04/21	Open	274,466	274,953	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	06/04/21	Open	328,653	329,235	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.58	(b)	06/04/21	Open	479,385	480,281	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	06/04/21	Open	671,291	672,589	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	06/04/21	Open	347,183	347,854	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.63	(b)	06/04/21	Open	425,113	425,968	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/04/21	Open	513,836	514,912	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/04/21	Open	509,302	510,369	Corporate Bonds	Open/Demand

33

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BNP Paribas S.A.	0.65	%(b)	06/04/21	Open	$519,585	$520,673	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	06/04/21	Open	1,442,919	1,446,080	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	06/04/21	Open	363,000	363,795	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	06/04/21	Open	374,920	375,826	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/07/21	Open	1,309,499	1,312,241	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.07	(b)	06/07/21	Open	6,741,937	6,743,321	U.S. Treasury Obligations	Open/Demand
HSBC Securities (USA), Inc.	0.07	(b)	06/07/21	Open	8,420,000	8,421,728	U.S. Treasury Obligations	Open/Demand
Barclays Capital, Inc.	0.30	(b)	06/08/21	Open	871,960	872,788	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open	528,900	529,737	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open	1,126,142	1,127,926	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open	356,570	357,135	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open	366,795	367,376	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open	351,260	351,816	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open	430,770	431,452	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open	197,750	198,063	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open	456,585	457,308	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open	328,345	328,865	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open	364,183	364,759	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open	376,635	377,231	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open	210,283	210,615	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open	255,789	256,194	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open	394,088	394,711	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open	219,780	220,128	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open	414,534	415,190	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open	219,605	219,953	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open	766,720	767,934	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open	224,993	225,349	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open	464,195	464,930	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open	314,903	315,401	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open	180,500	180,786	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open	437,168	437,860	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open	281,639	282,085	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open	438,030	438,724	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open	350,139	350,693	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open	411,215	411,866	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open	328,860	329,381	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open	2,804,375	2,808,815	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open	849,252	850,609	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.30	(b)	06/08/21	Open	237,195	237,422	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.30	(b)	06/08/21	Open	331,585	331,903	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.30	(b)	06/08/21	Open	233,400	233,624	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.30	(b)	06/08/21	Open	341,638	341,965	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.30	(b)	06/08/21	Open	400,579	400,963	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.30	(b)	06/08/21	Open	231,964	232,186	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.30	(b)	06/08/21	Open	251,724	251,965	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.30	(b)	06/08/21	Open	271,769	272,029	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.30	(b)	06/08/21	Open	322,831	323,141	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.30	(b)	06/08/21	Open	374,989	375,348	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.30	(b)	06/08/21	Open	302,944	303,234	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.30	(b)	06/08/21	Open	218,500	218,708	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.30	(b)	06/08/21	Open	223,020	223,232	Foreign Agency Obligations	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	34

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
RBC Capital Markets LLC	0.28	%(b)	06/08/21	Open	$310,719	$310,994	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/08/21	Open	399,375	399,729	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/08/21	Open	1,186,081	1,187,133	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/08/21	Open	1,569,967	1,571,360	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/08/21	Open	596,785	597,314	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/08/21	Open	373,500	373,831	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/08/21	Open	7,306	7,313	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/08/21	Open	1,469,512	1,470,815	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/08/21	Open	173,400	173,554	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/08/21	Open	856,240	857,325	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/08/21	Open	56,018	56,088	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/08/21	Open	345,135	345,572	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/08/21	Open	1,066,669	1,068,020	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/08/21	Open	666,965	667,810	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/08/21	Open	538,312	538,994	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	06/09/21	Open	2,689,125	2,691,657	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	06/09/21	Open	2,098,393	2,100,369	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open	1,429,911	1,432,155	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open	1,439,362	1,441,622	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open	1,219,219	1,221,132	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open	582,741	583,656	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open	438,600	439,288	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open	402,701	403,333	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open	1,838,372	1,841,258	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open	1,242,844	1,244,794	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open	1,750,935	1,753,683	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open	796,511	797,761	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open	204,133	204,453	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open	154,700	154,943	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open	474,154	474,898	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.30	(b)	06/09/21	Open	1,408,125	1,409,451	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	06/09/21	Open	1,625,000	1,627,295	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50	(b)	06/09/21	Open	1,780,312	1,783,107	Capital Trusts	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/09/21	Open	144,550	144,677	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/09/21	Open	161,460	161,602	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/09/21	Open	933,750	934,571	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/09/21	Open	429,300	429,677	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/09/21	Open	463,275	463,682	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/09/21	Open	421,169	421,539	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/09/21	Open	697,125	697,738	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/09/21	Open	1,035,300	1,036,210	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/09/21	Open	302,813	303,079	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/09/21	Open	1,687,647	1,689,131	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/09/21	Open	1,500,000	1,501,318	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/09/21	Open	1,561,875	1,563,248	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.25	(b)	06/11/21	Open	209,250	209,408	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.30	(b)	06/11/21	Open	634,187	634,764	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.30	(b)	06/11/21	Open	233,275	233,487	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.30	(b)	06/11/21	Open	347,563	347,878	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.30	(b)	06/11/21	Open	149,971	150,107	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/11/21	Open	701,187	702,249	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/11/21	Open	3,154,112	3,158,887	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/11/21	Open	410,334	410,955	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/11/21	Open	363,000	363,550	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/11/21	Open	544,320	545,144	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/11/21	Open	340,550	341,066	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/11/21	Open	567,564	568,423	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/11/21	Open	217,330	217,659	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/11/21	Open	310,931	311,402	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/11/21	Open	246,163	246,371	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	06/16/21	Open	382,850	383,703	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.58	(b)	06/18/21	Open	742,600	743,820	Corporate Bonds	Open/Demand

35

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Barclays Capital, Inc.	0.45	%(b)	06/21/21	Open	$129,800	$129,964	Corporate Bonds	Open/Demand
BNP Paribas S.A.	(1.00	)(b)	06/22/21	Open	51,800	51,656	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	06/29/21	Open	790,119	790,731	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	06/29/21	Open	1,892,500	1,893,967	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	06/29/21	Open	2,002,500	2,004,052	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.30	(b)	06/29/21	Open	1,298,437	1,299,444	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.35	(b)	06/29/21	Open	3,048,750	3,051,507	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/29/21	Open	371,995	372,475	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/29/21	Open	590,410	591,173	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/29/21	Open	604,222	605,003	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/29/21	Open	326,430	326,852	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/29/21	Open	1,286,810	1,288,472	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/29/21	Open	1,023,710	1,025,032	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/29/21	Open	536,270	536,963	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/29/21	Open	280,294	280,656	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/29/21	Open	368,663	369,139	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/29/21	Open	932,047	933,251	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/29/21	Open	317,104	317,513	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/29/21	Open	653,410	654,254	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/29/21	Open	518,141	518,811	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/29/21	Open	549,010	549,719	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/29/21	Open	260,700	261,037	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/29/21	Open	385,328	385,825	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/29/21	Open	1,287,500	1,289,163	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/29/21	Open	364,544	365,015	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/29/21	Open	435,870	436,433	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/29/21	Open	775,912	776,915	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/29/21	Open	196,284	196,537	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/29/21	Open	561,045	561,770	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/29/21	Open	339,154	339,592	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/29/21	Open	488,312	488,943	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/29/21	Open	606,156	607,017	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/06/21	Open	950,812	951,948	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/06/21	Open	962,049	963,198	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/07/21	Open	264,938	265,250	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/08/21	Open	93,060	93,169	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	07/08/21	Open	346,115	346,600	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	07/09/21	Open	646,962	647,763	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	07/09/21	Open	866,210	867,477	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/12/21	Open	1,266,580	1,267,706	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	07/13/21	Open	1,080,551	1,081,855	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/14/21	Open	111,919	112,040	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/14/21	Open	801,915	802,784	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/14/21	Open	778,129	778,972	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/15/21	Open	563,019	563,380	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/15/21	Open	1,546,562	1,547,555	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/15/21	Open	794,730	795,240	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/15/21	Open	620,397	620,796	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/15/21	Open	1,634,827	1,635,877	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/15/21	Open	572,182	572,550	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	07/15/21	Open	268,500	268,730	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.40	(b)	07/15/21	Open	279,143	279,381	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.40	(b)	07/15/21	Open	840,560	841,280	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.40	(b)	07/15/21	Open	257,506	257,726	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	07/15/21	Open	246,958	247,169	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	07/15/21	Open	411,521	411,873	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	07/15/21	Open	413,294	413,647	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.40	(b)	07/15/21	Open	1,090,050	1,090,983	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.40	(b)	07/15/21	Open	653,250	653,809	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/15/21	Open	720,799	721,570	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/15/21	Open	1,326,337	1,327,756	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/15/21	Open	12,019	12,032	Capital Trusts	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	36

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Barclays Capital, Inc.	0.50	%(b)	07/15/21	Open	$388,688	$389,103	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/15/21	Open	804,600	805,460	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/15/21	Open	115,455	115,578	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/15/21	Open	1,195,185	1,196,463	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/15/21	Open	356,070	356,451	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/15/21	Open	251,119	251,387	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/15/21	Open	1,060,575	1,061,709	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/15/21	Open	428,106	428,564	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/15/21	Open	361,903	362,290	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/15/21	Open	533,569	534,139	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/15/21	Open	1,506,774	1,508,385	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/15/21	Open	794,719	795,569	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/15/21	Open	361,500	361,887	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/15/21	Open	91,630	91,728	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/15/21	Open	590,750	591,382	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/15/21	Open	148,200	148,358	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/15/21	Open	1,213,212	1,214,510	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/15/21	Open	372,904	373,303	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/15/21	Open	593,290	593,924	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/15/21	Open	170,435	170,617	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/15/21	Open	615,600	616,258	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/15/21	Open	308,360	308,690	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	07/15/21	Open	517,500	518,164	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	07/15/21	Open	538,737	539,487	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.25	(b)	07/15/21	Open	701,602	701,978	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.45	(b)	07/16/21	Open	123,895	124,010	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(0.25	)(b)	07/19/21	Open	177,500	177,410	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/19/21	Open	732,929	733,672	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	07/20/21	Open	407,731	408,261	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.30	(b)	07/20/21	Open	403,500	403,742	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.30	(b)	07/20/21	Open	378,525	378,752	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.30	(b)	07/20/21	Open	383,771	384,002	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.32	(b)	07/20/21	Open	355,144	355,371	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.32	(b)	07/20/21	Open	445,568	445,853	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.32	(b)	07/20/21	Open	370,013	370,249	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.32	(b)	07/20/21	Open	380,545	380,789	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.34	(b)	07/20/21	Open	369,500	369,751	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.34	(b)	07/20/21	Open	361,015	361,260	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.34	(b)	07/20/21	Open	354,500	354,741	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.34	(b)	07/20/21	Open	361,530	361,776	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	07/21/21	Open	329,906	330,329	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.30	(b)	07/22/21	Open	416,585	416,828	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.31	(b)	07/22/21	Open	770,281	770,746	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.33	(b)	07/22/21	Open	208,979	209,113	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	07/22/21	Open	3,225,000	3,227,822	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	07/22/21	Open	1,020,487	1,021,380	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	07/22/21	Open	655,362	655,936	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	07/22/21	Open	1,552,500	1,553,858	Capital Trusts	Open/Demand
BNP Paribas S.A.	0.45	(b)	07/22/21	Open	302,750	303,015	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	07/22/21	Open	3,757,500	3,760,788	Corporate Bonds	Open/Demand

37

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BNP Paribas S.A.	0.45	%(b)	07/22/21	Open	$165,000	$165,144	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/22/21	Open	284,258	284,534	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/22/21	Open	744,380	745,104	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	07/22/21	Open	344,505	344,874	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.55	(b)	07/22/21	Open	259,208	259,485	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.55	(b)	07/22/21	Open	816,976	817,850	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	07/22/21	Open	819,425	820,381	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.63	(b)	07/22/21	Open	975,582	976,778	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	07/22/21	Open	690,852	691,726	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	07/22/21	Open	677,350	678,206	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	07/22/21	Open	908,710	909,859	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	07/22/21	Open	2,473,500	2,476,771	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	07/22/21	Open	714,202	715,147	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	07/22/21	Open	669,532	670,418	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	07/22/21	Open	337,661	338,108	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	07/22/21	Open	2,390,107	2,393,268	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	07/22/21	Open	262,964	263,311	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	07/22/21	Open	385,320	385,882	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	07/22/21	Open	846,450	847,684	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	07/22/21	Open	1,323,065	1,324,994	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	07/22/21	Open	288,550	288,971	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	07/22/21	Open	455,993	456,657	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	07/22/21	Open	483,060	483,764	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	07/22/21	Open	501,760	502,492	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	07/22/21	Open	428,408	429,074	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	07/22/21	Open	478,315	479,059	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	07/22/21	Open	416,835	417,483	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	07/22/21	Open	434,875	435,636	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	07/22/21	Open	280,500	280,691	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	07/22/21	Open	30,525	30,552	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	07/22/21	Open	94,946	95,029	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open	542,355	542,777	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open	210,313	210,476	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open	642,366	642,866	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open	1,023,390	1,024,186	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open	393,960	394,266	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open	149,425	149,541	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open	256,883	257,082	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open	174,500	174,636	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	07/27/21	Open	795,600	796,534	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/27/21	Open	520,025	520,401	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.63	(b)	07/29/21	Open	169,703	169,890	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.63	(b)	07/29/21	Open	500,596	501,148	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.63	(b)	07/29/21	Open	297,745	298,073	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.25	(b)	07/29/21	Open	1,007,500	1,007,941	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.27	(b)	07/29/21	Open	492,469	492,701	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.27	(b)	07/29/21	Open	157,906	157,981	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.27	(b)	07/29/21	Open	206,970	207,068	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.27	(b)	07/29/21	Open	73,710	73,745	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.27	(b)	07/29/21	Open	280,000	280,132	Foreign Agency Obligations	Open/Demand
Credit Agricole Corporate and Investment Bank	0.27	(b)	07/29/21	Open	201,881	201,977	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.27	(b)	07/29/21	Open	209,813	209,912	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.27	(b)	07/29/21	Open	221,489	221,594	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	38

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Credit Agricole Corporate and Investment Bank	0.27	%(b)	07/29/21	Open	$257,000	$257,121	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.27	(b)	07/29/21	Open	270,300	270,428	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.27	(b)	07/29/21	Open	225,374	225,480	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.27	(b)	07/29/21	Open	53,625	53,650	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.27	(b)	07/29/21	Open	224,979	225,085	Foreign Agency Obligations	Open/Demand
Credit Agricole Corporate and Investment Bank	0.27	(b)	07/29/21	Open	103,950	103,999	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.27	(b)	07/29/21	Open	202,250	202,346	Foreign Agency Obligations	Open/Demand
Credit Agricole Corporate and Investment Bank	0.32	(b)	07/29/21	Open	869,625	870,112	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.38	(b)	07/29/21	Open	502,740	503,074	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.38	(b)	07/29/21	Open	411,075	411,348	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.38	(b)	07/29/21	Open	469,300	469,612	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.38	(b)	07/29/21	Open	496,524	496,854	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.38	(b)	07/29/21	Open	454,813	455,115	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.42	(b)	07/29/21	Open	329,133	329,374	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.42	(b)	07/29/21	Open	421,500	421,810	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.42	(b)	07/29/21	Open	352,000	352,259	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.42	(b)	07/29/21	Open	330,000	330,243	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.42	(b)	07/29/21	Open	324,879	325,118	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.42	(b)	07/29/21	Open	339,300	339,549	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.50	(b)	08/02/21	Open	535,435	535,874	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	08/03/21	Open	957,362	958,134	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	08/03/21	Open	1,053,527	1,054,376	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	08/03/21	Open	225,070	225,251	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	08/03/21	Open	779,135	779,825	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	08/03/21	Open	139,800	139,935	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.34	(b)	08/03/21	Open	245,890	246,025	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.34	(b)	08/03/21	Open	597,240	597,567	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	08/04/21	Open	52,273	52,326	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.07	(b)	08/05/21	Open	1,657,125	1,657,319	U.S. Treasury Obligations	Open/Demand
Credit Agricole Corporate and Investment Bank	0.34	(b)	08/05/21	Open	363,248	363,443	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	08/06/21	Open	430,200	430,517	Corporate Bonds	Open/Demand
BNP Paribas S.A.	(0.06	)(b)	08/09/21	Open	2,475,000	2,475,084	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A.	(0.06	)(b)	08/09/21	Open	3,960,000	3,960,134	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A.	0.07	(b)	08/09/21	Open	3,456,250	3,456,588	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A.	0.07	(b)	08/09/21	Open	8,140,000	8,141,054	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A.	0.07	(b)	08/09/21	Open	2,962,500	2,962,790	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A.	0.50	(b)	08/09/21	Open	1,331,249	1,332,210	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(3.00	)(b)	08/13/21	Open	147,675	147,109	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	08/13/21	Open	335,239	335,453	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.33	(b)	08/20/21	Open	213,462	213,571	Corporate Bonds	Open/Demand

39

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BNP Paribas S.A.	0.55	%(b)	08/23/21	Open	$472,777	$473,059	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.38	(b)	08/23/21	Open	394,460	394,618	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.38	(b)	08/23/21	Open	382,470	382,623	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.38	(b)	08/23/21	Open	405,433	405,595	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.38	(b)	08/23/21	Open	404,000	404,162	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.38	(b)	08/23/21	Open	413,950	414,116	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.38	(b)	08/23/21	Open	418,016	418,184	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.38	(b)	08/23/21	Open	396,880	397,039	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.38	(b)	08/23/21	Open	383,760	383,914	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.38	(b)	08/23/21	Open	426,073	426,243	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.38	(b)	08/23/21	Open	416,744	416,911	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	08/24/21	Open	689,981	690,455	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.34	(b)	08/24/21	Open	499,082	499,257	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.34	(b)	08/24/21	Open	519,850	520,032	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.36	(b)	08/24/21	Open	541,222	541,423	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.36	(b)	08/24/21	Open	535,655	535,853	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.36	(b)	08/24/21	Open	554,925	555,130	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.36	(b)	08/24/21	Open	521,879	522,072	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.38	(b)	08/24/21	Open	448,970	449,145	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.38	(b)	08/24/21	Open	493,271	493,464	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.38	(b)	08/24/21	Open	411,720	411,881	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.40	(b)	08/24/21	Open	418,910	419,082	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	09/02/21	Open	64,879	64,907	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.36	(b)	09/03/21	Open	491,532	491,669	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	09/10/21	Open	163,564	163,602	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/14/21	Open	420,739	420,860	Corporate Bonds	Open/Demand
BNP Paribas S.A.	(0.50	)(b)	09/17/21	Open	180,240	180,205	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.63	(b)	09/20/21	Open	583,651	583,764	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/20/21	Open	560,062	560,164	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	09/20/21	Open	355,271	355,311	Corporate Bonds	Open/Demand

					$314,132,535	$314,501,539

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro Bund	7	12/08/21	$1,377	$(23,277)
Euro OAT	17	12/08/21	3,268	(58,720)
10-Year U.S. Ultra Long Treasury Note	88	12/21/21	12,800	(189,648)
2-Year U.S. Treasury Note	593	12/31/21	130,506	(54,030)
90-Day Eurodollar	370	12/18/23	91,446	(135,531)

				(461,206)

S C H E D U L E O F I N V E S T M E N T S	40

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Limited Duration Income Trust (BLW)

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
Euro Bund	1	12/08/21	$197	$3,358
10-Year U.S. Treasury Note	408	12/21/21	53,741	469,247
U.S. Long Bond	26	12/21/21	4,147	74,954
Ultra U.S. Treasury Bond	95	12/21/21	18,198	449,092
5-Year U.S. Treasury Note	411	12/31/21	50,470	105,774
90-Day Eurodollar	421	12/16/24	103,571	226,997

				1,329,422

				$868,216

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	68,316	CAD	86,000	Bank of America N.A.	12/15/21	$418
USD	4,305,160	EUR	3,634,500	BNP Paribas SA	12/15/21	88,906
USD	477,116	EUR	402,500	HSBC Bank USA N.A.	12/15/21	10,190
USD	4,308,271	EUR	3,634,500	HSBC Bank USA N.A.	12/15/21	92,017
USD	477,086	EUR	402,500	Morgan Stanley & Co. International PLC	12/15/21	10,160
USD	3,775,119	GBP	2,725,000	Natwest Markets PLC	12/15/21	103,080
USD	1,353,038	GBP	977,000	State Street Bank and Trust Co.	12/15/21	36,494
USD	1,618,937	GBP	1,169,000	State Street Bank and Trust Co.	12/15/21	43,666

						384,931

USD	131,772	GBP	98,000	HSBC Bank USA N.A.	12/15/21	(287)

						$384,644

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
90-Day Eurodollar Future	172	10/15/21	USD	99.25	USD	42,787	$1,075
10-Year U.S. Treasury Note Future	42	11/26/21	USD	133.00	USD	5,532	68,250

							$69,325

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Call
5-Year Interest Rate Swap, 03/30/27	3-Month LIBOR, 0.13%	Quarterly	1.31%	Semi-Annual	Barclays Bank PLC	03/28/22	1.31%	USD	9,300	$101,580
5-Year Interest Rate Swap, 04/07/27	3-Month LIBOR, 0.13%	Quarterly	1.53%	Semi-Annual	JPMorgan Chase Bank N.A.	04/05/22	1.53	USD	4,985	91,867
5-Year Interest Rate Swap, 04/10/27	3-Month LIBOR, 0.13%	Quarterly	1.39%	Semi-Annual	Morgan Stanley & Co. International PLC	04/08/22	1.39	USD	9,830	131,422
5-Year Interest Rate Swap, 04/30/27	3-Month LIBOR, 0.13%	Quarterly	1.20%	Semi-Annual	Bank of America N.A.	04/28/22	1.20	USD	13,700	109,455
10-Year Interest Rate Swap, 06/26/34	3-Month LIBOR, 0.13%	Quarterly	1.97%	Semi-Annual	Goldman Sachs Bank USA	06/24/24	1.97	USD	1,720	74,908
10-Year Interest Rate Swap, 06/30/34	3-Month LIBOR, 0.13%	Quarterly	2.00%	Semi-Annual	Goldman Sachs Bank USA	06/28/24	2.00	USD	1,720	77,444
10-Year Interest Rate Swap, 07/24/34	3-Month LIBOR, 0.13%	Quarterly	1.68%	Semi-Annual	Goldman Sachs Bank USA	07/22/24	1.68	USD	1,740	54,114

41

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Limited Duration Income Trust (BLW)

OTC Interest Rate Swaptions Purchased (continued)

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)			Value
Description	Rate	Frequency	Rate	Frequency
Call (continued)
10-Year Interest Rate Swap, 07/31/34	3-Month LIBOR, 0.13%	Quarterly	1.55%	Semi-Annual	Bank of America N.A.	07/29/24	1.55%	USD	2,970		$79,411
10-Year Interest Rate Swap, 08/04/34	3-Month LIBOR, 0.13%	Quarterly	1.68%	Semi-Annual	Wells Fargo Bank, National Association	08/02/24	1.68	USD	1,770		55,546
10-Year Interest Rate Swap, 08/09/35	3-Month LIBOR, 0.13%	Quarterly	0.91%	Semi-Annual	Morgan Stanley & Co. International PLC	08/07/25	0.91	USD	2,050		29,659
10-Year Interest Rate Swap, 08/09/35	3-Month LIBOR, 0.13%	Quarterly	0.91%	Semi-Annual	Morgan Stanley & Co. International PLC	08/07/25	0.91	USD	1,370		19,821
10-Year Interest Rate Swap, 04/09/36	3-Month LIBOR, 0.13%	Quarterly	2.60%	Semi-Annual	Deutsche Bank AG	04/07/26	2.60	USD	2,550		206,326
10-Year Interest Rate Swap, 08/09/40	3-Month LIBOR, 0.13%	Quarterly	1.05%	Semi-Annual	Morgan Stanley & Co. International PLC	08/07/30	1.05	USD	1,510		41,371
10-Year Interest Rate Swap, 08/09/50	3-Month LIBOR, 0.13%	Quarterly	0.91%	Semi-Annual	Morgan Stanley & Co. International PLC	08/07/40	0.91	USD	1,160		40,891

											1,113,815

Put
5-Year Interest Rate Swap, 11/17/26	(0.15%)	Annual	6-Month EURIBOR, (0.53%)	Semi-Annual	Barclays Bank PLC	11/15/21	(0.15)	EUR	8,730		19,191
5-Year Interest Rate Swap, 03/30/27	1.31%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Barclays Bank PLC	03/28/22	1.31	USD	9,300		70,765
5-Year Interest Rate Swap, 04/07/27	1.53%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	JPMorgan Chase Bank N.A.	04/05/22	1.53	USD	4,985		23,485
5-Year Interest Rate Swap, 04/10/27	1.39%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Morgan Stanley & Co. International PLC	04/08/22	1.39	USD	9,830		66,303
10-Year Interest Rate Swap, 04/23/32	1.90%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Deutsche Bank AG	04/21/22	1.90	USD	16,505		194,113
5-Year Interest Rate Swap, 07/17/27	1.25%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Bank of America N.A.	07/15/22	1.25	USD	11,820		165,606
10-Year Interest Rate Swap, 06/26/34	1.97%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Goldman Sachs Bank USA	06/24/24	1.97	USD	1,720		75,361
10-Year Interest Rate Swap, 06/30/34	2.00%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Goldman Sachs Bank USA	06/28/24	2.00	USD	1,720		73,420
10-Year Interest Rate Swap, 07/24/34	1.68%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Goldman Sachs Bank USA	07/22/24	1.68	USD	1,740		102,171
10-Year Interest Rate Swap, 08/04/34	1.68%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Wells Fargo Bank, National Association	08/02/24	1.68	USD	1,770		104,069
10-Year Interest Rate Swap, 08/07/34	1.80%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Deutsche Bank AG	08/05/24	1.80	USD	4,210		222,078
10-Year Interest Rate Swap, 08/09/35	0.91%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Morgan Stanley & Co. International PLC	08/07/25	0.91	USD	1,370		158,159
10-Year Interest Rate Swap, 08/09/35	0.91%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Morgan Stanley & Co. International PLC	08/07/25	0.91	USD	2,050		236,661
10-Year Interest Rate Swap, 04/09/36	2.60%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Deutsche Bank AG	04/07/26	2.60	USD	2,550		87,506
10-Year Interest Rate Swap, 08/09/40	1.05%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Morgan Stanley & Co. International PLC	08/07/30	1.05	USD	1,510		174,191
10-Year Interest Rate Swap, 08/09/50	0.91%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Morgan Stanley & Co. International PLC	08/07/40	0.91	USD		1,160	121,331

											1,894,410

											$3,008,225

S C H E D U L E O F I N V E S T M E N T S	42

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Limited Duration Income Trust (BLW)

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
10-Year U.S. Treasury Note Future	42	11/26/21	USD	136.00	USD	5,532	$(1,313)

Put
10-Year U.S. Treasury Note Future	84	11/26/21	USD	131.00	USD	11,064	(53,812)

							$(55,125)

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Call
10-Year Interest Rate Swap, 10/16/31	1.78%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Goldman Sachs Bank USA	10/14/21	1.78%	USD	2,150	$(48,688)
10-Year Interest Rate Swap, 11/06/31	1.00%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Deutsche Bank AG	11/04/21	1.00	USD	4,210	(379)
10-Year Interest Rate Swap, 11/14/31	1.30%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Deutsche Bank AG	11/12/21	1.30	USD	4,370	(7,808)
2-Year Interest Rate Swap, 01/12/24	0.51%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Morgan Stanley & Co. International PLC	01/10/22	0.51	USD	27,570	(43,885)
10-Year Interest Rate Swap, 01/29/32	1.00%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Deutsche Bank AG	01/27/22	1.00	USD	2,690	(4,494)
10-Year Interest Rate Swap, 01/29/32	1.25%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Bank of America N.A.	01/27/22	1.25	USD	2,460	(11,176)
10-Year Interest Rate Swap, 02/20/32	1.62%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Bank of America N.A.	02/18/22	1.62	USD	2,350	(41,953)
2-Year Interest Rate Swap, 02/25/24	0.41%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Goldman Sachs Bank USA	02/23/22	0.41	USD	40,050	(26,642)
2-Year Interest Rate Swap, 03/03/24	0.51%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Deutsche Bank AG	03/01/22	0.51	USD	23,990	(34,996)
2-Year Interest Rate Swap, 03/04/24	0.49%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	JPMorgan Chase Bank N.A.	03/02/22	0.49	USD	18,005	(22,560)
2-Year Interest Rate Swap, 03/05/24	0.52%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Citibank N.A.	03/03/22	0.52	USD	12,275	(18,881)
2-Year Interest Rate Swap, 03/23/24	0.56%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Deutsche Bank AG	03/21/22	0.56	USD	12,275	(24,157)
2-Year Interest Rate Swap, 03/25/24	0.57%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Deutsche Bank AG	03/23/22	0.57	USD	23,990	(48,848)
10-Year Interest Rate Swap, 04/23/32	1.25%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Deutsche Bank AG	04/21/22	1.25	USD	16,505	(113,577)
5-Year Interest Rate Swap, 04/24/27	0.90%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Bank of America N.A.	04/22/22	0.90	USD	6,850	(18,575)
5-Year Interest Rate Swap, 04/30/27	0.90%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Bank of America N.A.	04/28/22	0.90	USD	20,550	(56,327)
10-Year Interest Rate Swap, 06/09/32	1.40%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	JPMorgan Chase Bank N.A.	06/07/22	1.40	USD	3,185	(38,144)
10-Year Interest Rate Swap, 08/10/32	0.72%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Deutsche Bank AG	08/08/22	0.72	USD	1,060	(2,447)
10-Year Interest Rate Swap, 09/03/32	1.53%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Morgan Stanley & Co. International PLC	09/01/22	1.53	USD	4,990	(89,328)
10-Year Interest Rate Swap, 10/13/32	1.06%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Deutsche Bank AG	10/11/22	1.06	USD	1,875	(12,343)
10-Year Interest Rate Swap, 12/18/32	1.23%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Goldman Sachs Bank USA	12/16/22	1.23	USD	1,742	(18,806)
10-Year Interest Rate Swap, 12/18/32	1.25%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Goldman Sachs Bank USA	12/16/22	1.25	USD	1,743	(19,308)
10-Year Interest Rate Swap, 01/01/33	1.25%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Citibank N.A.	12/30/22	1.25	USD	1,930	(22,194)
10-Year Interest Rate Swap, 01/11/33	1.44%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Barclays Bank PLC	01/09/23	1.44	USD	3,520	(59,092)
10-Year Interest Rate Swap, 03/03/33	2.01%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Bank of America N.A.	03/01/23	2.01	USD	3,660	(159,187)

43

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Limited Duration Income Trust (BLW)

OTC Interest Rate Swaptions Written (continued)

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Call (continued)
30-Year Interest Rate Swap, 09/19/54	1.85%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Deutsche Bank AG	09/17/24	1.85%	USD	1,170	$ (107,128)
30-Year Interest Rate Swap, 10/02/54	2.00%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Barclays Bank PLC	09/30/24	2.00	USD	820	(89,543)

										(1,140,466)

Put
10-Year Interest Rate Swap, 10/16/31	3-Month LIBOR, 0.13%	Quarterly	1.78%	Semi-Annual	Goldman Sachs Bank USA	10/14/21	1.78	USD	2,150	(689)
10-Year Interest Rate Swap, 11/14/31	3-Month LIBOR, 0.13%	Quarterly	1.50%	Semi-Annual	Deutsche Bank AG	11/12/21	1.50	USD	4,370	(52,733)
2-Year Interest Rate Swap, 12/08/23	3-Month LIBOR, 0.13%	Quarterly	0.50%	Semi-Annual	Barclays Bank PLC	12/06/21	0.50	USD	10,280	(6,778)
2-Year Interest Rate Swap, 12/12/23	3-Month LIBOR, 0.13%	Quarterly	0.45%	Semi-Annual	Deutsche Bank AG	12/10/21	0.45	USD	10,211	(11,551)
2-Year Interest Rate Swap, 01/12/24	3-Month LIBOR, 0.13%	Quarterly	0.51%	Semi-Annual	Morgan Stanley & Co. International PLC	01/10/22	0.51	USD	27,570	(36,918)
2-Year Interest Rate Swap, 01/21/24	3-Month LIBOR, 0.13%	Quarterly	0.50%	Semi-Annual	Deutsche Bank AG	01/19/22	0.50	USD	7,070	(11,471)
10-Year Interest Rate Swap, 01/29/32	3-Month LIBOR, 0.13%	Quarterly	1.25%	Semi-Annual	Bank of America N.A.	01/27/22	1.25	USD	2,460	(92,439)
10-Year Interest Rate Swap, 01/29/32	3-Month LIBOR, 0.13%	Quarterly	1.50%	Semi-Annual	Deutsche Bank AG	01/27/22	1.50	USD	2,690	(56,035)
10-Year Interest Rate Swap, 02/09/32	3-Month LIBOR, 0.13%	Quarterly	1.60%	Semi-Annual	Deutsche Bank AG	02/07/22	1.60	USD	3,500	(58,906)
10-Year Interest Rate Swap, 02/20/32	3-Month LIBOR, 0.13%	Quarterly	1.62%	Semi-Annual	Bank of America N.A.	02/18/22	1.62	USD	2,350	(39,796)
2-Year Interest Rate Swap, 02/27/24	3-Month LIBOR, 0.13%	Quarterly	0.75%	Semi-Annual	Deutsche Bank AG	02/25/22	0.75	USD	40,050	(38,108)
2-Year Interest Rate Swap, 03/03/24	3-Month LIBOR, 0.13%	Quarterly	0.51%	Semi-Annual	Deutsche Bank AG	03/01/22	0.51	USD	23,990	(62,146)
2-Year Interest Rate Swap, 03/04/24	3-Month LIBOR, 0.13%	Quarterly	0.49%	Semi-Annual	JPMorgan Chase Bank N.A.	03/02/22	0.49	USD	18,005	(51,270)
2-Year Interest Rate Swap, 03/05/24	3-Month LIBOR, 0.13%	Quarterly	0.52%	Semi-Annual	Citibank N.A.	03/03/22	0.52	USD	12,275	(31,340)
2-Year Interest Rate Swap, 03/23/24	3-Month LIBOR, 0.13%	Quarterly	0.56%	Semi-Annual	Deutsche Bank AG	03/21/22	0.56	USD	12,275	(32,017)
2-Year Interest Rate Swap, 03/25/24	3-Month LIBOR, 0.13%	Quarterly	0.57%	Semi-Annual	Deutsche Bank AG	03/23/22	0.57	USD	23,990	(62,069)
10-Year Interest Rate Swap, 06/09/32	3-Month LIBOR, 0.13%	Quarterly	2.40%	Semi-Annual	JPMorgan Chase Bank N.A.	06/07/22	2.40	USD	3,185	(17,076)
10-Year Interest Rate Swap, 08/10/32	3-Month LIBOR, 0.13%	Quarterly	0.72%	Semi-Annual	Deutsche Bank AG	08/08/22	0.72	USD	1,060	(100,743)
10-Year Interest Rate Swap, 09/03/32	3-Month LIBOR, 0.13%	Quarterly	1.53%	Semi-Annual	Morgan Stanley & Co. International PLC	09/01/22	1.53	USD	4,990	(180,411)
10-Year Interest Rate Swap, 10/13/32	3-Month LIBOR, 0.13%	Quarterly	1.06%	Semi-Annual	Deutsche Bank AG	10/11/22	1.06	USD	1,875	(130,795)
10-Year Interest Rate Swap, 12/18/32	3-Month LIBOR, 0.13%	Quarterly	1.23%	Semi-Annual	Goldman Sachs Bank USA	12/16/22	1.23	USD	1,742	(106,925)
10-Year Interest Rate Swap, 12/18/32	3-Month LIBOR, 0.13%	Quarterly	1.25%	Semi-Annual	Goldman Sachs Bank USA	12/16/22	1.25	USD	1,743	(105,396)
10-Year Interest Rate Swap, 01/01/33	3-Month LIBOR, 0.13%	Quarterly	1.25%	Semi-Annual	Citibank N.A.	12/30/22	1.25	USD	1,930	(117,144)
10-Year Interest Rate Swap, 01/11/33	3-Month LIBOR, 0.13%	Quarterly	1.44%	Semi-Annual	Barclays Bank PLC	01/09/23	1.44	USD	3,520	(173,089)
10-Year Interest Rate Swap, 03/03/33	3-Month LIBOR, 0.13%	Quarterly	2.01%	Semi-Annual	Bank of America N.A.	03/01/23	2.01	USD	3,660	(91,065)
10-Year Interest Rate Swap, 05/17/33	6-Month EURIBOR, 0.53%	Semi-Annual	0.70%	Annual	Barclays Bank PLC	05/15/23	0.70	EUR	4,360	(72,638)

S C H E D U L E O F I N V E S T M E N T S	44

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Limited Duration Income Trust (BLW)

OTC Interest Rate Swaptions Written (continued)

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Put (continued)
30-Year Interest Rate Swap, 09/19/54	3-Month LIBOR, 0.13%	Quarterly	1.85%	Semi-Annual	Deutsche Bank AG	09/17/24	1.85%	USD	1,170	$ (138,358)
30-Year Interest Rate Swap, 10/02/54	3-Month LIBOR, 0.13%	Quarterly	2.00%	Semi-Annual	Barclays Bank PLC	09/30/24	2.00	USD	820	(82,880)

										(1,960,786)

										$ (3,101,252)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.37.V1	5.00%	Quarterly	12/20/26	USD	7,180	$(676,865)	$ (691,650)	$14,785
CDX.NA.IG.37.V1	1.00	Quarterly	12/20/26	USD	34,870	(842,791)	(822,268)	(20,523)

						$(1,519,656)	$ (1,513,918)	$(5,738)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective		Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date		Date	Amount (000)		Value	(Received)	(Depreciation)
3-Month LIBOR, 0.13%	Quarterly	0.34%	Semi-Annual	12/13/21(a	)	12/13/23	USD	930	$(2,156)	$4	$(2,160)
0.52%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	12/30/21(a	)	12/29/23	USD	870	(689)	4	(693)
3-Month LIBOR, 0.13%	Quarterly	0.38%	Semi-Annual	02/07/22(a	)	02/07/24	USD	6,090	(18,259)	27	(18,286)
3-Month LIBOR, 0.13%	Quarterly	0.40%	Semi-Annual	02/08/22(a	)	02/08/24	USD	7,920	(21,168)	35	(21,203)
3-Month LIBOR, 0.13%	Quarterly	0.45%	Semi-Annual	03/01/22(a	)	03/01/24	USD	2,870	(6,625)	13	(6,638)
0.56%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	03/24/22(a	)	03/25/24	USD	6,070	4,020	27	3,993
0.60%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	03/25/22(a	)	03/25/24	USD	3,040	(373)	13	(386)
0.61%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	03/28/22(a	)	03/28/24	USD	7,710	(1,125)	34	(1,159)
0.62%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	03/31/22(a	)	03/28/24	USD	3,640	(1,430)	16	(1,446)
0.63%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	03/29/22(a	)	03/28/24	USD	3,050	(2,032)	13	(2,045)
3-Month LIBOR, 0.13%	Quarterly	0.63%	Semi-Annual	03/30/22(a	)	03/28/24	USD	6,200	3,771	27	3,744
0.63%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	03/31/22(a	)	03/28/24	USD	3,270	(1,756)	14	(1,770)
0.64%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	03/29/22(a	)	03/28/24	USD	6,590	(4,948)	29	(4,977)
0.65%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	03/30/22(a	)	03/28/24	USD	3,050	(2,931)	13	(2,944)
0.73%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	06/21/22(a	)	06/21/24	USD	4,910	658	22	636
0.74%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	08/12/22(a	)	08/12/24	USD	7,960	12,373	35	12,338
0.78%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	08/15/22(a	)	08/15/24	USD	4,595	4,010	20	3,990
0.35%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		10/01/25	USD	1,220	24,819	9	24,810
0.56%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		01/12/26	USD	545	8,598	4	8,594
3-Month LIBOR, 0.13%	Quarterly	0.93%	Semi-Annual	N/A		09/17/26	USD	6,450	(41,887)	58	(41,945)
6-Month EURIBOR, (0.53%)	Semi-Annual	(0.15%)	Annual	11/16/21(a	)	11/16/26	EUR	4,360	7,060	59	7,001
3-Month LIBOR, 0.13%	Quarterly	1.28%	Semi-Annual	03/31/22(a	)	03/31/27	USD	2,670	3,135	24	3,111
1.29%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	04/20/22(a	)	04/20/27	USD	2,510	(1,685)	23	(1,708)
3-Month LIBOR, 0.13%	Quarterly	1.19%	Semi-Annual	07/19/22(a	)	07/19/27	USD	1,920	(16,050)	17	(16,067)
3-Month LIBOR, 0.13%	Quarterly	1.22%	Semi-Annual	08/16/22(a	)	08/16/27	USD	1,240	(9,972)	11	(9,983)
0.50%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		08/19/27	USD	80	3,199	1	3,198
0.84%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		11/15/27	USD	5,460	110,777	65	110,712
1.27%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		02/15/28	USD	5,390	(9,881)	67	(9,948)
3-Month LIBOR, 0.13%	Quarterly	1.05%	Semi-Annual	09/30/21(a	)	05/15/28	USD	9,380	(145,109)	119	(145,228)
3-Month LIBOR, 0.13%	Quarterly	1.57%	Semi-Annual	N/A		02/11/30	USD	5	59	178	(119)
1.16%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		02/04/31	USD	500	14,820	8	14,812
1.58%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		03/12/31	USD	440	(2,661)	7	(2,668)
3-Month LIBOR, 0.13%	Annual	1.11%	Annual	12/31/21(a	)	05/15/31	USD	3,950	(66,052)	63	(66,115)
1.14%	Annual	3-Month LIBOR, 0.13%	Annual	N/A		09/10/31	USD	760	9,616	12	9,604
3-Month LIBOR, 0.13%	Annual	1.12%	Annual	N/A		09/15/31	USD	540	(8,072)	9	(8,081)
3-Month LIBOR, 0.13%	Annual	1.08%	Annual	N/A		09/16/31	USD	625	(11,462)	10	(11,472)

45

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Limited Duration Income Trust (BLW)

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective		Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date		Date	Amount (000)		Value	(Received)	(Depreciation)
1.12%	Annual	3-Month LIBOR, 0.13%	Annual	N/A		09/22/31	USD	160	$2,332	$2	$2,330
3-Month LIBOR, 0.13%	Annual	1.12%	Annual	N/A		09/22/31	USD	630	(9,220)	10	(9,230)
1.15%	Annual	3-Month LIBOR, 0.13%	Annual	N/A		09/22/31	USD	625	7,489	10	7,479
1.15%	Annual	3-Month LIBOR, 0.13%	Annual	N/A		09/22/31	USD	625	7,761	10	7,751
1.19%	Annual	3-Month LIBOR, 0.13%	Annual	N/A		09/22/31	USD	840	6,825	13	6,812
1.20%	Annual	3-Month LIBOR, 0.13%	Annual	N/A		09/22/31	USD	910	6,775	14	6,761
1.39%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		09/22/31	USD	1,870	28,181	30	28,151
3-Month LIBOR, 0.13%	Quarterly	1.40%	Semi-Annual	N/A		09/22/31	USD	3,740	(53,035)	60	(53,095)
1.43%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		09/22/31	USD	1,870	21,366	30	21,336
3-Month LIBOR, 0.13%	Annual	1.11%	Annual	N/A		09/24/31	USD	1,250	(19,611)	20	(19,631)
3-Month LIBOR, 0.13%	Annual	1.12%	Annual	N/A		09/24/31	USD	625	(9,685)	10	(9,695)
3-Month LIBOR, 0.13%	Annual	1.14%	Annual	N/A		09/24/31	USD	700	(9,504)	11	(9,515)
1.52%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		09/24/31	USD	4,050	11,554	65	11,489
1.14%	Annual	3-Month LIBOR, 0.13%	Annual	N/A		09/29/31	USD	780	10,201	12	10,189
1.21%	Annual	3-Month LIBOR, 0.13%	Annual	N/A		09/29/31	USD	620	4,001	10	3,991
1.24%	Annual	3-Month LIBOR, 0.13%	Annual	N/A		09/29/31	USD	620	2,571	10	2,561
1.25%	Annual	3-Month LIBOR, 0.13%	Annual	N/A		09/29/31	USD	625	1,673	10	1,663
1.26%	Annual	3-Month LIBOR, 0.13%	Annual	N/A		09/29/31	USD	625	977	10	967
1.29%	Annual	3-Month LIBOR, 0.13%	Annual	N/A		09/29/31	USD	630	(912)	10	(922)
1.34%	Annual	3-Month LIBOR, 0.13%	Annual	09/30/21	(a)	09/30/31	USD	630	(3,726)	10	(3,736)
1.32%	Annual	3-Month LIBOR, 0.13%	Annual	10/01/21	(a)	10/01/31	USD	670	(2,405)	11	(2,416)
1.32%	Annual	3-Month LIBOR, 0.13%	Annual	10/01/21	(a)	10/01/31	USD	630	(2,619)	10	(2,629)
1.61%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	03/28/22	(a)	03/30/32	USD	9,300	41,139	149	40,990
0.83%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	08/15/22	(a)	08/16/32	USD	910	77,319	5,501	71,818
0.44%	Annual	6-Month EURIBOR, (0.53%)	Semi-Annual	05/16/23	(a)	05/16/33	EUR	1,540	(13,682)	34	(13,716)
3-Month LIBOR, 0.13%	Quarterly	1.67%	Semi-Annual	08/06/24	(a)	08/07/34	USD	1,680	(52,730)	27	(52,757)
3-Month LIBOR, 0.13%	Annual	1.43%	Annual	12/31/21	(a)	02/15/47	USD	1,850	(54,721)	51	(54,772)
1.45%	Annual	3-Month LIBOR, 0.13%	Annual	12/31/21	(a)	02/15/47	USD	7,440	192,175	(22,776)	214,951
3-Month LIBOR, 0.13%	Quarterly	0.99%	Semi-Annual	N/A		08/22/50	USD	155	(31,188)	5	(31,193)
3-Month LIBOR, 0.13%	Quarterly	1.00%	Semi-Annual	N/A		08/22/50	USD	155	(30,804)	5	(30,809)

									$(40,911)	$(15,536)	$(25,375)

(a)	Forward Swap.

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Broadcom, Inc.	1.00%	Quarterly	Citibank N.A.	06/20/24	BBB-	USD	1,185	$21,389	$(50,254)	$71,643
			Morgan Stanley & Co.
Adler Real Estate AG	5.00	Quarterly	International PLC	12/20/25	BB+	EUR	10	(737)	1,458	(2,195)
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B	EUR	10	1,391	1,126	265
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/26	N/R	EUR	10	(718)	979	(1,697)
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/26	N/R	EUR	10	(718)	1,100	(1,818)
Trust Fibrauno	1.00	Quarterly	Citibank N.A.	06/20/26	N/R	USD	325	(21,938)	(34,228)	12,290
Trust Fibrauno	1.00	Quarterly	Citibank N.A.	06/20/26	N/R	USD	91	(6,142)	(9,602)	3,460
CMBX.NA.8	3.00	Monthly	Barclays Bank PLC	10/17/57	N/R	USD	5,000	(646,451)	(489,439)	(157,012)
CMBX.NA.8	3.00	Monthly	Credit Suisse International	10/17/57	N/R	USD	2,500	(323,225)	(242,122)	(81,103)
			Morgan Stanley & Co.
CMBX.NA.8	3.00	Monthly	International PLC	10/17/57	N/R	USD	4,450	(575,341)	(571,150)	(4,191)
CMBX.NA.9	3.00	Monthly	Credit Suisse International	09/17/58	N/R	USD	5,000	(383,910)	(525,016)	141,106
			Morgan Stanley & Co.
CMBX.NA.9	3.00	Monthly	International PLC	09/17/58	N/R	USD	1,528	(117,322)	(168,452)	51,130

								$(2,053,722)	$ (2,085,600)	$31,878

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

S C H E D U L E O F I N V E S T M E N T S	46

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Limited Duration Income Trust (BLW)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$21,393,714	$213,936	$21,607,650
Common Stocks
Construction & Engineering	23,918	—	—	23,918
Diversified Financial Services	—	—	5,468	5,468
Diversified Telecommunication Services	5,751	—	—	5,751
Energy Equipment & Services	—	4,248	—	4,248
Household Durables	—	—	—	—
Media	105,449	—	—	105,449
Metals & Mining	—	1,202	373	1,575
Oil, Gas & Consumable Fuels	159,571	248,945	—	408,516
Software	376	—	—	376
Specialty Retail	—	171,792	—	171,792
Corporate Bonds
Advertising Agencies	—	269,243	—	269,243
Aerospace & Defense	—	12,353,671	—	12,353,671
Airlines	—	10,269,286	—	10,269,286
Auto Components	—	6,497,576	—	6,497,576
Automobiles	—	8,548,565	—	8,548,565
Banks	—	7,774,092	—	7,774,092
Beverages	—	8,967,606	—	8,967,606
Biotechnology	—	205,565	—	205,565
Building Materials	—	4,310,140	—	4,310,140
Building Products	—	3,568,115	—	3,568,115
Capital Markets	—	5,823,672	—	5,823,672
Chemicals	—	8,611,243	—	8,611,243
Commercial Services & Supplies	—	4,419,577	—	4,419,577
Communications Equipment	—	3,858,838	—	3,858,838
Construction Materials	—	2,555,585	—	2,555,585
Consumer Discretionary	—	6,560,967	—	6,560,967
Consumer Finance	—	7,661,924	—	7,661,924
Containers & Packaging	—	1,991,513	—	1,991,513

47

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Limited Duration Income Trust (BLW)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Diversified Consumer Services	$—	$9,075,564	$—	$9,075,564
Diversified Financial Services	—	16,779,766	—	16,779,766
Diversified Telecommunication Services	—	17,214,574	—	17,214,574
Electric Utilities	—	4,630,274	—	4,630,274
Electrical Equipment	—	504,770	—	504,770
Electronic Equipment, Instruments & Components	—	2,066,836	—	2,066,836
Energy Equipment & Services	—	2,016,501	211,712	2,228,213
Entertainment	—	220,192	—	220,192
Environmental, Maintenance, & Security Service	—	3,226,906	—	3,226,906
Equity Real Estate Investment Trusts (REITs)	—	9,824,262	—	9,824,262
Food & Staples Retailing	—	9,886,151	—	9,886,151
Food Products	—	4,777,545	—	4,777,545
Gas Utilities	—	137,987	—	137,987
Health Care Equipment & Supplies	—	2,982,054	—	2,982,054
Health Care Providers & Services	—	24,253,501	—	24,253,501
Health Care Technology	—	3,967,612	—	3,967,612
Hotels, Restaurants & Leisure	18,908	25,349,260	—	25,368,168
Household Durables	—	3,909,164	—	3,909,164
Household Products	—	—	—	—
Independent Power and Renewable Electricity Producers	—	7,594,658	—	7,594,658
Insurance	—	11,989,231	—	11,989,231
Interactive Media & Services	—	4,606,118	—	4,606,118
Internet & Direct Marketing Retail	—	136,574	—	136,574
Internet Software & Services	—	6,680,050	—	6,680,050
IT Services	—	5,339,940	—	5,339,940
Leisure Products	—	776,381	—	776,381
Machinery	—	4,081,706	—	4,081,706
Media	—	53,365,786	—	53,365,786
Metals & Mining	—	10,992,099	—	10,992,099
Multi-line Retail	—	1,011,550	—	1,011,550
Offshore Drilling & Other Services	—	656,654	—	656,654
Oil, Gas & Consumable Fuels	227,632	53,153,122	1,359,182	54,739,936
Personal Products	—	354,300	—	354,300
Pharmaceuticals	—	10,953,976	—	10,953,976
Producer Durables: Miscellaneous	—	785,941	—	785,941
Professional Services	—	1,511,000	—	1,511,000
Real Estate Management & Development	—	22,687,727	—	22,687,727
Road & Rail	—	2,497,923	—	2,497,923
Semiconductors & Semiconductor Equipment	—	8,305,143	—	8,305,143
Software	—	10,216,078	—	10,216,078
Specialty Retail	—	3,482,019	—	3,482,019
Technology Hardware, Storage & Peripherals	—	652,355	—	652,355
Textiles, Apparel & Luxury Goods	—	805,997	—	805,997
Thrifts & Mortgage Finance	—	1,439,510	—	1,439,510
Transportation	—	121,570	—	121,570
Transportation Infrastructure	—	1,234,752	—	1,234,752
Utilities	—	3,232,827	—	3,232,827
Wireless Telecommunication Services	—	15,287,246	—	15,287,246
Floating Rate Loan Interests	—	281,119,089	8,607,879	289,726,968
Foreign Agency Obligations	—	21,170,831	—	21,170,831
Investment Companies	3,135,220	—	—	3,135,220
Non-Agency Mortgage-Backed Securities	—	8,919,577	—	8,919,577
Other Interests	—	—	—	—
Preferred Securities
Capital Trusts	—	27,329,510	—	27,329,510
Preferred Stocks	10,432,792	—	—	10,432,792
Trust Preferred	194,020	—	—	194,020
U.S. Government Sponsored Agency Securities	—	40,121,349	—	40,121,349
U.S. Treasury Obligations	—	33,913,867	—	33,913,867
Warrants	4,140	—	—	4,140
Short-Term Securities
Money Market Funds	6,759,876	—	—	6,759,876

S C H E D U L E O F I N V E S T M E N T S	48

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Limited Duration Income Trust (BLW)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Options Purchased
Interest Rate Contracts	$69,325	$3,008,225	$—	$3,077,550
Unfunded Floating Rate Loan Interests(a)	—	213	—	213
Liabilities
Investments
TBA Sale Commitments	—	(2,474,531)	—	(2,474,531)
Unfunded Floating Rate Loan Interests(a)	—	(444)	—	(444)

	$21,136,978	$923,949,917	$10,398,550	955,485,445

Investments Valued at NAV(b)				1,415

				$955,486,860

Derivative Financial Instruments(c)
Assets
Credit Contracts	$—	$294,679	$—	$294,679
Foreign Currency Exchange Contracts	—	384,931	—	384,931
Interest Rate Contracts	1,329,422	645,782	—	1,975,204
Liabilities
Credit Contracts	—	(268,539)	—	(268,539)
Foreign Currency Exchange Contracts	—	(287)	—	(287)
Interest Rate Contracts	(516,331)	(3,772,409)	—	(4,288,740)

	$813,091	$ (2,715,843)	$—	$ (1,902,752)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $314,501,539 are categorized as Level 2 within the fair value hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests		Warrants		Total
Assets
Opening balance, as of December 31, 2020	$814,296	$24,676	$1,642,502	$7,511,633	$—	(a)	$—	(a)	$9,993,107
Transfers into Level 3	—	—	—	2,605,573	—		—		2,605,573
Transfers out of Level 3	—	(10,601)	—	(3,539,144)	—		—	(a)	(3,549,745)
Accrued discounts/premiums	(59,706)	—	5,835	7,807	—		—		(46,064)
Net realized gain (loss)	6,000	—	963	13,901	—		—		20,864
Net change in unrealized appreciation (depreciation)(b)	46,027	(8,234)	(41,264)	44,623	—		—		41,152
Purchases	—	—	3,456	4,242,715	—		—		4,246,171
Sales	(592,681)	—	(40,598)	(2,279,229)	—		—		(2,912,508)

Closing balance, as of September 30, 2021	$213,936	$5,841	$1,570,894	$8,607,879	$—	(a)	$—		$10,398,550

Net change in unrealized appreciation (depreciation) on investments still held at
September 30, 2021(b)	$53,617	$ (8,234)	$ (41,264)	$62,663	$—		$—		$66,782

(a)	Rounds to less than $1.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.

49

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Limited Duration Income Trust (BLW)

Currency Abbreviation

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

ABS	Asset-Backed Security

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

CR	Custodian Receipt

DAC	Designated Activity Company

DIP	Debtor-In-Possession

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

MTN	Medium-Term Note

PCL	Public Company Limited

PIK	Payment-in-Kind

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

SAB	Special Assessment Bonds

TBA	To-Be-Announced

S C H E D U L E O F I N V E S T M E N T S	50